SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2019

		Principal	Interest		Maturity
Security		Amount	Rate %		Date	Value
ASSET BACKED SECURITIES - 0.9%
Barclays Commercial Mortgage Securities		$470,000	2.900		8/15/2025	$471,277
Drive Auto Receivables Trust - 144A		426,196	4.826		9/25/2058	431,084
Ellington Financial Mortgage Trust - 144A		470,000	3.047		3/15/2037	469,989
Pretium Mortgage Credit Partners - 144A		460,160	2.934		6/25/2059	461,021
TOTAL ASSET BACKED SECURITIES (Cost - $1,828,745)						1,833,371
	Variable
	Rate
BANK LOANS - 89.3%
BASIC MATERIALS - 3.1%
ClearWater Paper Corp., Initial Term Loan	LIBOR + 3.250%	135,000	5.588	+	7/26/2026	136,181
Covia Holdings Corp., Initial Term Loan	LIBOR + 4.000%	564,300	6.311	+	5/31/2025	482,476
Element Solutions, Inc., Initial Term Loan	LIBOR + 2.250%	731,325	4.516	+	1/30/2026	732,393
Graftech International Ltd., Initial Term Loan	LIBOR + 3.500%	374,750	5.766	+	2/12/2025	370,066
H.B. Fuller Co., Commitment Loan	LIBOR + 2.000%	638,110	4.283	+	10/20/2024	635,660
Hexion, Inc., USD Term Loan	LIBOR + 3.500%	575,000	5.832	+	6/30/2026	575,000
Ineos US Finance LLC, New 2024 Dollar Term Loan	LIBOR + 2.000%	1,891,200	4.266	+	3/31/2024	1,865,593
Kraton Polymers LLC, Dollar Replacement Term Loan (2018)	LIBOR + 2.500%	389,809	4.766	+	3/08/2025	390,479
Omnova Solutions, Inc., Term B-2 Loan	LIBOR + 3.250%	496,906	5.516	+	8/24/2023	498,769
US Salt LLC, Initial Term Loan	LIBOR + 4.750%	274,313	7.016	+	1/16/2026	276,713
						5,963,330
COMMUNICATIONS - 16.0%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	387,269	5.570	+	7/24/2021	360,161
Altice France SA, USD TLB-13 Incremental Term Loan	LIBOR + 4.000%	233,238	6.303	+	8/14/2026	232,510
CenturyLink, Inc., Initial Term B Loan	LIBOR + 2.750%	1,007,503	5.016	+	2/01/2025	1,002,531
Charter Communications Operating LLC, Term B Loan	LIBOR + 2.000%	2,250,725	4.320	+	4/30/2025	2,257,252
Commscope, Inc., Initial Term Loan	LIBOR + 3.250%	915,000	5.516	+	4/06/2026	917,745
CSC Holdings, LLC, March 2017 Refinancing Term Loan	LIBOR + 2.250%	1,751,819	4.553	+	7/16/2025	1,749,629
CSC Holdings, LLC, October 2018 Incremental Term Loan	LIBOR + 2.250%	378,100	4.553	+	1/16/2026	377,627
CSC Holdings, LLC, January 2018 Incremental Term Loan	LIBOR + 2.500%	128,375	4.803	+	1/24/2026	128,535
Diamond Sports Group, LLC, Term Loan	LIBOR + 3.250%	910,000	5.528	+	7/16/2026	913,208
Frontier Communications Corp., Term B-1 Loan	LIBOR + 3.750%	1,536,853	6.016	+	6/16/2024	1,521,646
Go Daddy Operating Co. LLC, Tranche B-1 Term Loan	LIBOR + 2.000%	565,768	4.266	+	2/16/2024	568,156
Hoya Midco LLC., Initial Term Loan (First Lien)	LIBOR + 3.500%	867,936	5.766	+	6/28/2024	861,786
iHeart Communications, Inc., Escrow Bond #		1,605,000	-		5/01/2023	—
iHeart Communications, Inc., Initial Term Loan	LIBOR + 4.000%	422,252	6.576	+	5/01/2026	425,947
KSBR Holding Corp., Initial Term Loan	LIBOR + 4.500%	565,000	6.802	+	4/16/2026	566,766
Level 3 Financing, Inc., Tranche B 2024 Term Loan	LIBOR + 2.250%	2,410,000	4.516	+	2/22/2024	2,415,278
MCC Iowa LLC, Tranche M Term Loan	LIBOR + 2.000%	781,200	4.266	+	1/16/2025	784,942
Mcgraw-Hill Global Education Holdings LLC, Term B Loan (First Lien)	LIBOR + 4.000%	1,192,038	6.266	+	5/04/2022	1,143,242
Mediacom Illinois LLC, Tranche N Term Loan	LIBOR + 1.750%	645,121	4.016	+	2/16/2024	646,937
Meredith Corp., Tranche B-1 Term Loan	LIBOR + 2.750%	520,864	5.016	+	2/01/2025	523,307
Nexstar Broadcasting, Inc., Term B Loan	LIBOR + 2.750%	1,240,000	5.186	+	6/20/2026	1,241,810
Numericable US LLC, USD TLB-11 Term Loan	LIBOR + 2.750%	637,000	5.016	+	8/01/2025	615,899
Numericable US LLC, USD TLB-12 Term Loan	LIBOR + 3.688%	322,398	5.991	+	2/01/2026	319,577
Radiate Holdco LLC, Closing Date Term Loan	LIBOR + 3.000%	757,666	5.266	+	1/31/2024	750,404
Red Ventures LLC, Term B-1 Loan (First Lien)	LIBOR + 3.000%	1,013,789	5.266	+	11/08/2024	1,018,701
Rodan & Fields LLC, Closing Date Term Loan	LIBOR + 4.000%	638,550	6.303	+	6/16/2025	594,385
SBA Senior Finance II LLC, Initial Term Loan	LIBOR + 2.000%	1,147,939	4.266	+	4/12/2025	1,146,349
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	199,960	6.820	+	10/31/2024	182,464
Securus Technologies Holdings, Inc., Initial Loan (Second Lien)	LIBOR + 8.250%	255,000	10.570	+	10/31/2025	231,201
Sinclair Television Group, Inc., Tranche B Term Loan	LIBOR + 2.250%	360,141	4.516	+	1/04/2024	360,366
Sprint Communications, Inc., Initial Term Loan	LIBOR + 2.500%	1,040,582	4.766	+	2/02/2024	1,039,671
Sprint Communications, Inc., 2019 Incremental Term Loan	LIBOR + 3.000%	368,150	5.266	+	2/02/2024	368,437
Telenet Financing USD LLC., Term Loan AN Facility	LIBOR + 2.250%	680,000	4.467	+	8/16/2026	678,351
Tribune Media Co., Term B Loan	LIBOR + 3.000%	22,405	5.266	+	12/28/2020	22,433
Tribune Media Co., Term C Loan	LIBOR + 3.000%	279,252	5.266	+	1/26/2024	279,370
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan	LIBOR + 2.750%	2,264,710	5.016	+	3/16/2024	2,220,299
Virgin Media Bristol LLC, K Facility	LIBOR + 2.500%	690,000	4.803	+	1/16/2026	692,301
West Corporation, Initial Term B Loan	LIBOR + 4.000%	444,028	6.503	+	10/10/2024	415,888
West Corporation, Incremental Term B-1 Loan	LIBOR + 3.500%	247,500	6.003	+	10/10/2024	229,711
Ziggo Secured Finance Partnership, Term Loan E Facility	LIBOR + 2.500%	890,000	4.803	+	4/16/2025	885,795
						30,690,617

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 89.3% (Continued)
CONSUMER, CYCLICAL - 18.5%
84 Lumber Co., Term B-1 Loan	LIBOR + 5.250%	$412,919	7.506	+	10/24/2023	$414,467
Accuride Corp., 2017 Refinancing Term Loan	LIBOR + 5.250%	449,709	7.570	+	11/16/2023	375,507
Affinity Gaming, Initial Term Loan	LIBOR + 3.250%	357,373	5.516	+	6/30/2023	347,545
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	78,953	4.255	+	4/28/2023	78,785
American Airlines, Inc., 2017 Class B Term Loan	LIBOR + 2.000%	489,559	4.303	+	12/14/2023	487,953
American Airlines, Inc., 2018 Replacement Term Loan	LIBOR + 1.750%	422,358	4.069	+	6/28/2025	414,704
American Axle & Manufacturing, Inc., Tranche B Term Loan	LIBOR + 2.250%	666,675	4.506	+	4/06/2024	656,469
American Builders & Contractors Supply Co., Inc., Term B-2 Loan	LIBOR + 2.000%	1,401,828	4.266	+	11/01/2023	1,396,571
American Greetings Corp., Initial Term Loan	LIBOR + 4.500%	341,550	6.766	+	4/06/2024	340,269
Aramark Intermediate HoldCo Corp., U.S. Term B-2 Loan	LIBOR + 1.750%	265,455	4.070	+	3/28/2024	266,119
Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan	LIBOR + 1.750%	1,357,024	4.070	+	3/12/2025	1,359,283
Aristocrat Leisure Ltd., Term B-3 Loan	LIBOR + 1.750%	1,478,967	4.033	+	10/20/2024	1,480,816
Bass Pro Group LLC, Initial Term Loan	LIBOR + 5.000%	931,334	7.266	+	9/24/2024	883,435
Boyd Gaming Corp., Refinancing Term B Loan	LIBOR + 2.250%	744,037	4.506	+	9/16/2023	745,294
Caesars Resort Collection LLC, Term B Loan	LIBOR + 2.750%	1,945,375	5.016	+	12/24/2024	1,932,915
Carlisle FoodService Products, Inc., Initial Term Loan (First Lien)	LIBOR + 3.000%	553,783	5.266	+	3/20/2025	530,940
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien)	LIBOR + 3.750%	620,753	6.070	+	7/08/2022	607,894
CEOC LLC, Term B Loan	LIBOR + 2.000%	1,393,775	4.266	+	10/08/2024	1,392,514
CityCenter Holdings LLC., Term B Loan	LIBOR + 2.250%	1,170,828	4.516	+	4/18/2024	1,174,669
Crown Finance US, Inc., Initial Dollar Tranche Term Loan	LIBOR + 2.250%	682,362	4.516	+	2/28/2025	681,008
CSC SW Holdco, Inc., Term B-1 Loan (First Lien)	LIBOR + 3.250%	711,279	5.550	+	11/14/2022	703,543
DexKo Global, Inc., Replacement U.S. Dollar Term B Loan (First Lien)	LIBOR + 3.500%	513,163	5.766	+	7/24/2024	511,880
Eldorado Resorts, Inc., Term Loan	LIBOR + 2.250%	789,246	4.519	+	4/16/2024	789,250
Formula One Management Ltd., Facility B3 (USD)	LIBOR + 2.500%	615,202	4.707	+	1/31/2024	609,160
Gateway Casinos & Entertainment Ltd., Initial Term Loan	LIBOR + 3.000%	499,950	5.320	+	11/30/2023	496,670
Global Appliance, Inc., Tranche B Term Loan	LIBOR + 4.000%	926,926	6.266	+	9/28/2024	926,152
Golden Nugget, Inc., Initial B Term Loan	LIBOR + 2.750%	825,225	5.032	+	10/04/2023	827,952
GVC Holdings PLC, Facility B2 (USD)	LIBOR + 2.250%	567,813	4.516	+	3/28/2024	569,590
HD Supply, Inc., Term B-5 Loan	LIBOR + 1.750%	843,123	4.016	+	10/16/2023	846,179
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term loan	LIBOR + 1.750%	1,208,345	4.006	+	6/22/2026	1,213,492
Isagenix International LLC, Senior Lien Term Loan	LIBOR + 5.750%	560,500	8.070	+	6/14/2025	445,597
Libbey Glass, Inc., Initial Loan	LIBOR + 3.000%	553,631	5.341	+	4/08/2021	435,984
Michaels Stores, Inc., 2018 New Replacement Term B Loan	LIBOR + 2.500%	514,488	4.757	+	1/30/2023	499,054
Navistar, Inc., Tranche B Term Loan	LIBOR + 3.500%	928,250	5.803	+	11/06/2024	932,316
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan	LIBOR + 6.000%	997,620	8.311	+	10/24/2023	859,200
Panther BF Aggregator 2 LP, Initial Dollar Term Loan (First Lien)	LIBOR + 3.500%	1,045,000	5.766	+	4/30/2026	1,046,635
Patriot Container Corp., Closing Date Term Loan (First Lien)	LIBOR + 3.500%	632,000	5.766	+	3/20/2025	632,000
PCI Gaming Authority, Term B Facility Loan	LIBOR + 3.000%	645,000	5.266	+	5/28/2026	650,586
PetSmart, Inc., Amended Loan	LIBOR + 4.000%	603,641	6.339	+	3/12/2022	593,663
Playa Resorts Holding BV, Initial Term Loan	LIBOR + 2.750%	837,589	5.016	+	4/28/2024	808,692
Scientific Games International, Inc., Initial Term B-5 Loan	LIBOR + 2.750%	797,912	5.016	+	8/14/2024	795,048
Serta Simmons Bedding LLC, Initial Term Loan (First Lien)	LIBOR + 3.500%	298,350	5.831	+	11/08/2023	205,489
Siteone Landscape Supply LLC, Tranche E Term Loan	LIBOR + 2.750%	690,766	5.017	+	10/28/2024	691,198
Stars Group Holdings BV, USD Term Loan	LIBOR + 3.500%	533,132	5.820	+	7/10/2025	535,797
Station Casinos LLC, Term B Facility Loan	LIBOR + 2.500%	866,642	4.766	+	6/08/2023	869,775
Tenneco, Inc., Tranche B Term Loan	LIBOR + 3.000%	791,025	5.266	+	9/30/2025	739,114
TI Group Automotive Systems LLC, Initial US Term Loan	LIBOR + 2.500%	356,576	4.766	+	6/30/2022	356,465
TKC Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	703,688	6.003	+	1/31/2023	691,354
Univar USA, Inc., Term B-3 Loan	LIBOR + 2.250%	718,439	4.516	+	6/30/2024	720,534
						35,569,526
CONSUMER, NON-CYCLICAL - 19.4%
21st Century Oncology, Inc., Tranche B Term Loan	LIBOR + 6.125%	144,413	8.425	+	1/16/2023	126,482
Accelerated Health Systems LLC, Initial Term Loan	LIBOR + 3.500%	462,675	5.838	+	11/01/2025	465,278
Acuity Specialty Products, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	275,100	6.320	+	8/12/2024	219,736
Advanz Pharma Corp., Initial Dollar Term Loan	LIBOR + 5.500%	89,635	7.803	+	9/06/2024	87,378
Agiliti Health, Inc., Initial Term Loan	LIBOR + 3.000%	433,913	5.332	+	1/04/2026	435,529
AHP Health Partners, Inc., Term Loan	LIBOR + 4.500%	579,150	6.766	+	6/30/2025	581,562
Albertson’s LLC, 2017-1 Term B-5 Loan	LIBOR + 3.000%	643,047	5.319	+	12/20/2022	645,275
Albertson’s LLC, 2018 Term B-7 Loan	LIBOR + 3.000%	1,139,908	5.266	+	11/16/2025	1,142,957
AlixPartners LLP, 2017 Refinancing Term Loan	LIBOR + 2.750%	942,836	5.016	+	4/04/2024	945,358
Allied Universal Holdco LLC, Initial Term Loan	LIBOR + 4.250%	323,018	6.572	+	7/10/2026	324,144
Allied Universal Holdco LLC, Delayed Draw Term Loan	LIBOR + 4.250%	31,982	6.569	+	7/12/2026	32,093

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 89.3% (Continued)
CONSUMER, NON-CYCLICAL - 19.4% (Continued)
Amneal Pharmaceuticals LLC, Initial Term Loan	LIBOR + 3.500%	$603,759	5.766	+	5/04/2025	$561,387
Atlantic Aviation FBO, Inc., Term Loan	LIBOR + 3.750%	129,350	6.016	+	12/06/2025	131,129
Avantor, Inc., Initial B-2 Dollar Term Loan	LIBOR + 3.000%	229,263	5.266	+	11/20/2024	231,603
Bausch Health Companies, Inc., Initial Term Loan	LIBOR + 3.000%	1,141,130	5.339	+	6/02/2025	1,146,550
Bausch Health Companies, Inc., First Incremental Term Loan	LIBOR + 2.750%	201,563	5.089	+	11/28/2025	201,777
Change Healthcare Holdings, Inc., Closing Date Term Loan	LIBOR + 2.500%	795,659	4.766	+	2/29/2024	795,221
CHG Healthcare Services, Inc., New Term Loan (2017) (First Lien)	LIBOR + 3.000%	362,165	5.266	+	6/08/2023	362,132
CHG PPC Parent LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	584,100	5.016	+	4/01/2025	583,008
Chobani LLC, New Term Loan (First Lien)	LIBOR + 3.500%	841,273	5.766	+	10/10/2023	834,173
CPI Acquisition, Inc., Term Loan (First Lien)	LIBOR + 4.500%	1,013,336	6.841	+	8/16/2022	818,269
Diamond BV, Initial USD Term Loan	LIBOR + 3.000%	780,140	5.266	+	9/06/2024	708,952
Dole Food Company, Inc., Tranche B Term Loan	LIBOR + 2.750%	910,386	5.009	+	4/04/2024	903,844
Envision Healthcare Corp., Initial Term Loan	LIBOR + 3.750%	1,341,755	6.016	+	10/10/2025	1,156,774
Explorer Holdings, Inc., Initial Term Loan	LIBOR + 3.750%	585,423	6.070	+	5/02/2023	585,698
Fort Dearborn Holding Company, Inc., Initial Term Loan (First Lien)	LIBOR + 4.000%	391,598	6.311	+	10/20/2023	380,829
Gentiva Health Services, Inc., Closing Data Initial Term Loan (First Lien)	LIBOR + 3.750%	295,000	6.016	+	7/02/2025	297,028
Greatbatch Ltd., New Term B Loan (2017)	LIBOR + 3.000%	568,415	5.338	+	10/28/2022	571,865
Greenrock Finance, Inc., Initial USD Term B Loan (First Lien)	LIBOR + 3.500%	251,175	5.820	+	6/28/2024	251,725
GW Honos Security Corp., Term B Loan	LIBOR + 3.500%	751,620	5.978	+	5/24/2024	754,037
Heartland Dental, LLC, Initial Term Loan	LIBOR + 3.750%	605,049	6.016	+	4/30/2025	583,367
Heartland Dental, LLC, Delayed Term Loan	LIBOR + 3.750%	13,575	6.113	+	4/30/2025	13,088
Herbalife Nutrition Ltd., Term Loan B	LIBOR + 3.250%	243,163	5.516	+	8/18/2025	243,669
H-Food Holdings LLC, Initial Term Loan	LIBOR + 3.688%	470,250	5.953	+	5/24/2025	462,566
Hostess Brands LLC, November 2017 Refinancing Term B Loan	LIBOR + 2.250%	918,433	4.521	+	8/04/2022	918,244
Jaguar Holding Company I LLC, 2018 Term Loan	LIBOR + 2.500%	932,315	4.766	+	8/18/2022	932,152
JBS USA Lux S.A., New Term Loan	LIBOR + 2.500%	738,150	4.766	+	4/30/2026	741,021
Kronos Acquisition Intermediate, Inc., Initial Loan	LIBOR + 4.000%	1,186,837	6.255	+	5/16/2023	1,115,033
Milk Specialties Company, New Term Loan	LIBOR + 4.000%	533,002	6.266	+	8/16/2023	521,451
NAB Holdings LLC, 2018 Refinancing Term Loan	LIBOR + 3.000%	964,799	5.320	+	6/30/2024	960,583
National Mentor Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 4.250%	126,787	6.516	+	3/08/2026	127,738
National Mentor Holdings, Inc., Initial Term C Loan (First Lien)	LIBOR + 4.250%	7,895	6.516	+	3/08/2026	7,954
NVA Holdings, Inc., Term B-3 Loan (First Lien)	LIBOR + 2.750%	770,279	5.016	+	2/02/2025	770,603
NVA Holdings, Inc., Incremental Term B-4 Loan	LIBOR + 3.500%	20,000	5.766	+	2/02/2025	20,019
Ortho-Clinical Diagnostics, Inc., Second Amendment New Term Loan	LIBOR + 3.250%	992,695	5.561	+	6/30/2025	994,060
Parexel International Corp., Initial Term Loan	LIBOR + 2.750%	583,796	5.016	+	9/28/2024	564,461
Parfums Holding Co., Inc., Initial Term Loan (First Lien)	LIBOR + 4.250%	637,041	6.753	+	6/30/2024	637,044
PetVet Care Centers LLC, Initial Term Loan (First Lien)	LIBOR + 2.750%	461,656	5.016	+	2/14/2025	448,961
PetVet Care Centers LLC, Delayed Draw Term Loan (First Lien)	LIBOR + 2.750%	136,616	4.622	+	2/14/2025	132,859
Phoenix Guarantor, Inc., Initial Term Loan (First Lien)	LIBOR + 4.500%	135,000	6.811	+	3/04/2026	135,861
Prime Security Services Borrower LLC, December 2018 Incremental Term B-1 Loan (First Lien)	LIBOR + 2.750%	790,010	5.016	+	5/02/2022	790,125
Prospect Medical Holdings, Inc., Term B-1 Loan	LIBOR + 5.500%	251,813	7.838	+	2/22/2024	251,655
Refinitiv US Holdings, Inc., Initial Dollar Term Loan	LIBOR + 3.750%	935,300	6.016	+	9/30/2025	935,885
Regionalcare Hospital Partners Holdings, Inc., Term B Loan (First Lien)	LIBOR + 4.500%	800,975	6.767	+	11/16/2025	806,682
Revlon Consumer Products Corp., Initial Term B Loan	LIBOR + 3.500%	648,379	6.003	+	9/08/2023	531,132
Sage Borrowco LLC, Term B Loan (First Lien)	LIBOR + 4.750%	285,000	7.093	+	6/20/2026	286,781
Select Medical Corp., Tranche B Term Loan	LIBOR + 2.500%	563,789	4.833	+	3/06/2025	563,440
Sigma Holdco BV, Facility B2	LIBOR + 3.000%	549,450	5.226	+	7/02/2025	549,277
Sotera Health Holdings LLC, Term Loan	LIBOR + 3.500%	440,000	5.800	+	5/16/2022	441,100
St. George’s University Scholastic Services LLC, Term Loan	LIBOR + 3.500%	888,100	5.766	+	7/16/2025	891,435
Sterigenics-Nordion Holdings LLC, Incremental Term Loan	LIBOR + 3.000%	1,008,921	5.266	+	5/16/2022	1,000,346
Sunshine Luxembourg VII SARL, Term Loan	LIBOR + 4.250%	285,000	6.570	+	7/16/2026	286,354
Surgery Center Holdings, Inc., Initial Term Loan	LIBOR + 3.250%	751,613	5.516	+	9/02/2024	726,246
Trans Union LLC, 2017 Replacement Term B-3 Loan	LIBOR + 2.000%	1,407,056	4.266	+	4/10/2023	1,412,664
Viant Medical Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 3.750%	173,688	6.070	+	7/02/2025	173,108
Vizient, Inc., Term B-5 Loan	LIBOR + 2.750%	149,625	5.016	+	5/06/2026	150,435
WEX, Inc., Term B-2 Loan	LIBOR + 2.250%	879,054	4.516	+	5/16/2026	881,568
						37,290,760
ENERGY - 3.4%
California Resources Corp., Initial Loan	LIBOR + 4.750%	405,000	7.005	+	1/01/2023	387,281
CITGO Holding, Inc., Term Loan B	LIBOR + 7.000%	145,000	9.302	+	7/24/2023	147,537
CITGO Petroleum Corp., 2019 Incremental Term B Loan	LIBOR + 5.000%	877,800	7.332	+	3/28/2024	880,547
Fieldwood Energy LLC, Closing Date Loan (First Lien)	LIBOR + 5.250%	180,554	7.516	+	4/12/2022	166,703

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 89.3% (Continued)
ENERGY - 3.4% (Continued)
Fieldwood Energy LLC, Closing Date Loan 2018 (Second Lien)	LIBOR + 7.250%	$81,748	9.516	+	4/12/2023	$67,792
Gavilan Resources LLC, Initial Term Loan (Second Lien)	LIBOR + 6.000%	490,000	8.266	+	2/29/2024	225,400
McDermott International, Inc., Term Loan	LIBOR + 5.000%	1,101,063	7.266	+	5/12/2025	1,054,818
Medallion Midland Acquisition LLC, Initial Term Loan	LIBOR + 3.250%	765,869	5.516	+	10/30/2024	757,253
MRC Global Inc., 2018 Refinancing Term Loan	LIBOR + 3.000%	752,182	5.266	+	9/20/2024	755,478
Paragon Offshore Finance Co., Term Loan	LIBOR + 2.750%	1,153	—	+	7/16/2021	—
Seadrill Operating LP, Initial Term Loan	LIBOR + 6.000%	898,659	8.320	+	2/20/2021	595,681
TerraForm Power Operating LLC, Specified Refinancing Term Loan	LIBOR + 2.000%	600,850	4.266	+	11/08/2022	601,226
Traverse Midstream Partners LLC, Advance	LIBOR + 4.000%	375,778	6.266	+	9/28/2024	368,920
Ultra Resources, Inc., Loan	LIBOR + 3.750%	663,338	6.580	+	4/12/2024	503,102
						6,511,738
FINANCIAL - 6.2%
Asurion LLC, Amendment No. 14 Replacement B-4 Term Loan	LIBOR + 3.000%	566,101	5.266	+	8/04/2022	567,771
Asurion LLC, Replacement B-6 Term Loan	LIBOR + 3.000%	323,079	5.266	+	11/04/2023	324,156
Asurion LLC, New B-7 Term Loan	LIBOR + 3.000%	386,100	5.266	+	11/04/2024	387,376
Asurion LLC, Second Lien Replacement B-2 Term Loan	LIBOR + 6.500%	607,456	8.766	+	8/04/2025	618,846
Blackhawk Network Holdings, Inc., Term Loan (First Lien)	LIBOR + 3.000%	868,494	5.266	+	6/16/2025	868,043
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien)	LIBOR + 2.500%	445,464	4.766	+	3/24/2024	445,424
Capital Automotive LP, Initial Tranche B Term Loan (Second Lien)	LIBOR + 6.000%	572,573	8.266	+	3/24/2025	576,689
Ditech Holding Corp., Tranche B Term Loan	LIBOR + 8.000%	1,048,106	12.500	+	6/30/2022	400,901
Ellie Mae, Inc., Term Loan (First Lien)	LIBOR + 4.000%	705,000	6.522	+	4/16/2026	706,872
FinCo I LLC, 2018 Replacement Loan	LIBOR + 2.000%	282,024	4.266	+	12/28/2022	283,504
iStar, Inc., Loan	LIBOR + 2.750%	848,816	5.035	+	6/28/2023	852,530
Lightstone Holdco LLC, Refinancing Term B Loan	LIBOR + 3.750%	470,678	6.016	+	1/30/2024	464,533
Lightstone Holdco LLC, Refinancing Term C Loan	LIBOR + 3.750%	26,547	6.016	+	1/30/2024	26,201
MGM Growth Properties Operating Partnership LP, Term B Loan	LIBOR + 2.000%	910,517	4.266	+	3/20/2025	912,128
Pl UK Holdco II Ltd., Facility B1	LIBOR + 3.250%	1,456,563	5.516	+	1/04/2025	1,452,921
Sedgwick Claims Management Services, Inc., Initial Term Loan	LIBOR + 3.250%	1,363,150	5.516	+	1/01/2026	1,344,652
UFC Holdings LLC, Term Loan (First Lien 2019)	LIBOR + 3.250%	1,059,131	5.516	+	4/28/2026	1,062,854
Uniti Group, Inc., Shortfall Term Loan	LIBOR + 5.000%	573,599	7.266	+	10/24/2022	559,159
						11,854,560
INDUSTRIALS - 14.2%
Accuride Corp., 2017 Refinancing Term Loan	LIBOR + 5.250%	435,833	5.516	+	2/01/2025	363,921
Anchor Glass Container Corp., July 2017 Additional Term Loan (First Lien)	LIBOR + 2.750%	426,986	5.084	+	12/08/2023	384,287
Anchor Glass Container Corp., Term Loan (Second Lien)	LIBOR + 7.750%	244,000	10.088	+	12/08/2024	179,471
Berlin Packaging LLC, Initial Term Loan (First Lien)	LIBOR + 3.000%	589,050	5.721	+	11/08/2025	579,640
Berry Global, Inc., Term T Loan	LIBOR + 2.000%	212,580	4.339	+	1/06/2021	212,724
Berry Global, Inc., Term Q Loan	LIBOR + 2.250%	308,192	4.589	+	9/30/2022	308,472
Berry Global, Inc., Term R Loan	LIBOR + 2.250%	520,040	4.589	+	1/20/2024	519,283
Berry Global, Inc., Term U Loan	LIBOR + 2.500%	1,185,000	4.832	+	6/30/2026	1,185,557
Brand Energy & Infrastructure Services, Inc., Initial Term Loan	LIBOR + 4.250%	696,291	6.621	+	6/20/2024	674,041
Brookfield WEC Holdings, Inc., Initial Term Loan	LIBOR + 3.500%	696,500	5.766	+	7/31/2025	699,547
Brookfield WEC Holdings, Inc., Initial Term Loan (First Lien)	LIBOR + 6.750%	280,000	9.016	+	8/03/2026	283,885
Brookfield WEC Holdings, Inc., Initial Term Loan (Second Lien)	LIBOR + 3.500%	145,000	5.811	+	7/31/2025	145,634
BWay Holding Co., Initial Term Loan	LIBOR + 3.250%	480,200	5.572	+	4/04/2024	473,448
Circor International, Inc., Initial Term Loan	LIBOR + 3.500%	656,177	5.822	+	12/12/2024	656,998
CPG International LLC, New Term Loan	LIBOR + 3.750%	1,717,614	6.070	+	5/04/2024	1,697,226
Crosby US Acquisition Corp., Initial Term Loan (First Lien)	LIBOR + 4.750%	430,000	7.033	+	6/26/2026	427,983
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan	LIBOR + 4.000%	399,965	6.320	+	4/06/2026	402,965
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan	LIBOR + 4.000%	215,035	6.320	+	4/06/2026	216,648
Filtration Group Corp., Initial Dollar Term Loan	LIBOR + 3.000%	854,188	5.266	+	3/28/2025	857,006
Fluidra SA, USD Term Loan	LIBOR + 2.250%	834,500	4.516	+	7/02/2025	836,323
Gardner Denver, Inc., Tranche B-1 Dollar Term Loan	LIBOR + 2.750%	999,411	5.016	+	7/30/2024	1,003,213
Gates Global LLC, Initial B-2 Dollar Term Loan	LIBOR + 2.750%	919,426	5.016	+	3/31/2024	917,128
GFL Environmental, Inc., Effective Date Incremental Term Loan	LIBOR + 3.000%	610,376	5.266	+	5/30/2025	606,833
Gopher Resource LLC, Initial Term Loan	LIBOR + 3.250%	475,833	5.516	+	3/06/2025	474,743
Hillman Group, Inc., Initial Term Loan	LIBOR + 4.000%	702,900	6.266	+	5/30/2025	685,914
Klockner Pentaplast Of America, Inc., Dollar Term Loan	LIBOR + 4.250%	859,688	6.516	+	6/30/2022	786,971
LABL, Inc., Initial Dollar Term Loan	LIBOR + 4.500%	290,000	6.832	+	6/30/2026	290,870
NN, Inc., 2017 Incremental Term Loan	LIBOR + 3.250%	172,900	5.516	+	4/02/2021	170,307
NN, Inc., Tranche B Term Loan	LIBOR + 3.750%	212,544	6.016	+	10/20/2022	209,754

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 89.3% (Continued)
INDUSTRIALS - 14.2% (Continued)
Quikrete Holdings, Inc., Initial Loan (First Lien)	LIBOR + 2.750%	$786,538	5.016	+	11/16/2023	$781,568
RBS Global, Inc., Refinancing Term Loan	LIBOR + 2.000%	800,971	4.266	+	8/20/2024	805,697
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan	LIBOR + 2.750%	1,178,585	5.016	+	2/04/2023	1,180,247
Summit Materials LLC, New Term Loan	LIBOR + 2.000%	1,328,769	4.266	+	11/20/2024	1,326,278
Tailwind Smith Cooper Intermediate Corp., Initial Term Loan (First Lien)	LIBOR + 5.000%	216,875	7.320	+	5/28/2026	213,351
Titan Acquisition Ltd., Initial Term Loan	LIBOR + 3.000%	1,007,250	5.266	+	3/28/2025	958,650
Transdigm, Inc., New Tranche F Term Loan (2018)	LIBOR + 2.500%	1,289,347	4.820	+	6/08/2023	1,284,866
Transdigm, Inc., New Tranche G Term Loan	LIBOR + 2.500%	736,039	4.820	+	8/22/2024	730,828
Transdigm, Inc., New Tranche E Term Loan (2018)	LIBOR + 2.500%	795,130	4.820	+	5/30/2025	790,017
Tricorbraun Holdings, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.750%	636,202	6.022	+	11/30/2023	626,580
Trident TPI Holdings, Inc., Tranche B-1 Term Loan	LIBOR + 3.250%	724,555	5.516	+	10/16/2024	704,029
Tunnel Hill Partners LP, Initial Term Loan	LIBOR + 3.500%	653,363	5.766	+	2/06/2026	652,954
US Farathane LLC, Term B-4 Loan	LIBOR + 3.500%	371,623	5.766	+	12/24/2021	358,616
Vertiv Group Corp., Term B Loan	LIBOR + 4.000%	565,000	6.320	+	11/30/2023	538,869
						27,203,342
TECHNOLOGY - 6.9%
Applied Systems, Inc., Closing Date Term Loan (First Lien)	LIBOR + 3.000%	688,395	5.320	+	9/20/2024	687,270
Applied Systems, Inc., Initial Term Loan (Second Lien)	LIBOR + 7.000%	105,000	9.320	+	9/20/2025	106,400
Azalea TopCo, Inc., Initial Term Loan (First Lien)	LIBOR + 3.500%	300,000	8.000	+	7/24/2026	299,775
Boxer Parent Company, Inc., Initial Dollar Term Loan	LIBOR + 4.250%	1,432,800	6.570	+	10/02/2025	1,381,019
Dell International LLC, Refinancing Term B Loan	LIBOR + 2.000%	1,460,627	4.266	+	9/08/2023	1,466,207
Dun & Bradstreet Corp., Initial Term Borrowing	LIBOR + 5.000%	565,000	7.255	+	2/06/2026	569,415
Everi Payments, Inc., Term B Loan	LIBOR + 3.000%	732,075	5.266	+	5/08/2024	733,901
Iqvia, Inc., Term B-1 Dollar Loan	LIBOR + 2.000%	144,019	4.320	+	3/08/2024	144,604
Iqvia, Inc., Incremental Term B-2 Dollar Loan	LIBOR + 2.000%	73,688	4.320	+	1/16/2025	73,995
Iqvia, Inc., Term B-3 Dollar Loan	LIBOR + 1.750%	1,141,492	4.016	+	6/12/2025	1,143,125
Kronos, Inc., Incremental Term Loan (First Lien)	LIBOR + 3.000%	1,650,628	5.576	+	10/31/2023	1,653,731
Kronos, Inc., Initial Term Loan (Second Lien)	LIBOR + 8.250%	120,000	10.825	+	10/31/2024	124,276
Neustar, Inc., TLB4 (First Lien)	LIBOR + 3.500%	230,888	5.766	+	8/08/2024	224,972
Presidio Holdings, Inc., Term B Loan	LIBOR + 2.750%	511,676	5.079	+	2/02/2024	512,379
Rackspace Hosting, Inc., Term B Loan (First Lien)	LIBOR + 3.000%	562,913	5.560	+	11/04/2023	523,861
SS&C Technologies Holdings, Inc., Term B-3 Loan	LIBOR + 2.250%	583,572	4.516	+	4/16/2025	584,304
SS&C Technologies Holdings, Inc., Term B-4 Loan	LIBOR + 2.250%	400,208	4.516	+	4/16/2025	400,710
SS&C Technologies Holdings, Inc., Term B-5 Loan	LIBOR + 2.250%	272,911	4.516	+	4/16/2025	273,284
Tempo Acquisition LLC, Initial Term Loan	LIBOR + 3.000%	548,800	5.266	+	4/30/2024	550,309
Vertafore, Inc., Initial Term Loan (First Lien)	LIBOR + 3.250%	1,741,013	5.516	+	7/02/2025	1,712,121
						13,165,658
UTILITIES - 1.6%
APLP Holdings LP, Term Loan	LIBOR + 2.750%	265,411	5.016	+	4/12/2023	266,074
Calpine Construction Finance Co. LP, Term B Loan	LIBOR + 2.500%	713,299	4.766	+	1/16/2025	713,121
Calpine Corp., Term Loan (2016)	LIBOR + 2.500%	374,036	4.820	+	1/16/2025	374,868
Pacific Gas and Electric Company, Delayed Draw Term Loan (DIP)	LIBOR + 2.250%	50,000	4.764	+	12/31/2020	50,750
Pacific Gas and Electric Company, Term Loan (DIP)	LIBOR + 2.250%	155,000	4.610	+	12/31/2020	157,325
Talen Energy Supply LLC, Initial Term Loan (2019)	LIBOR + 3.750%	515,000	6.088	+	4/16/2024	508,562
Texas Competitive Electric Holdings Co. LLC Escrow Bonds #		635,000	—		10/01/2049	445
Vistra Operations Co. LLC, Initial Term Loan	LIBOR + 2.000%	154,827	4.266	+	8/04/2023	155,245
Vistra Operations Co. LLC, 2018 Incremental Term Loan	LIBOR + 2.000%	811,563	4.282	+	1/01/2026	813,953
						3,040,343
TOTAL BANK LOANS (Cost - $174,348,642)						171,289,874

BONDS & NOTES - 4.4%
AUTO PARTS & EQUIPMENT - 0.0%
Panther BF Aggregator 2 LP - 144A		25,000	6.250		5/15/2026	25,930

CHEMICALS - 0.0%
NOVA Chemicals Corp. - 144A		65,000	4.875		6/01/2024	67,207

COMPUTERS - 0.2%
Exela Intermediate LLC - 144A		520,000	10.000		7/15/2023	427,804

DIVERSIFIED FINANCIAL SERVICES - 0.1%
Springleaf Finance Corp.		250,000	6.125		5/15/2022	269,375

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 4.4% (Continued)
ELECTRIC - 0.2%
Vistra Operations Co. LLC - 144A	$460,000	3.550	7/15/2024	$463,696

FOOD - 0.1%
Dole Food Co., Inc. - 144A	175,000	7.250	6/15/2025	172,856

HEALTHCARE-SERVICES - 0.8%
Eagle Holding Co. II LLC - 144A	175,000	7.625	5/15/2022	176,750
Eagle Holding Co. II LLC - 144A	280,000	7.750	5/15/2022	283,150
One Call Corp. - 144A	638,167	7.500	7/01/2024	559,992
Tenet Healthcare Corp.	405,000	4.625	7/15/2024	413,404
				1,433,296
HOME BUILDERS - 0.3%
Lennar Corp.	420,000	2.950	11/29/2020	421,050
TRI Pointe Group, Inc.	130,000	4.875	7/01/2021	133,250
				554,300
INSURANCE - 0.1%
Acrisure LLC - 144A	90,000	8.125	2/15/2024	96,253

LODGING - 0.2%
Hilton Domestic Operating Co., Inc.	295,000	5.125	5/01/2026	307,201

MEDIA - 0.5%
CCO Holdings LLC - 144A	180,000	4.000	3/01/2023	181,350
Diamond Sports Group LLC - 144A	210,000	5.375	8/15/2026	213,937
DISH DBS Corp.	175,000	5.875	7/15/2022	177,541
iHeartCommunications, Inc.	96,514	6.375	5/01/2026	103,000
iHeartCommunications, Inc.	174,933	8.375	5/01/2027	184,992
Sirius XM Radio, Inc. - 144A	85,000	4.625	7/15/2024	87,703
				948,523
OIL & GAS - 0.1%
Denbury Resources, Inc. - 144A	60,000	9.250	3/31/2022	52,950
Denbury Resources, Inc. - 144A	185,000	7.750	2/15/2024	136,438
				189,388
PACKAGING & CONTAINERS - 0.3%
Ardagh Packaging Finance PLC - 144A	235,000	6.000	2/15/2025	243,225
BWAY Holding Co. - 144A	265,000	5.500	4/15/2024	265,583
				508,808
PHARMACEUTICALS - 0.2%
Bausch Health Companies, Inc. - 144A	445,000	5.500	11/01/2025	464,469

PIPELINES - 0.1%
Energy Transfer Operating LP	190,000	4.250	3/15/2023	198,290

PRIVATE EQUITY - 0.2%
Icahn Enterprises LP	310,000	6.250	2/01/2022	319,337

REAL ESTATE INVESTMENT TRUSTS - 0.2%
iStar Financial, Inc.	60,000	6.000	4/01/2022	61,650
iStar Financial, Inc.	335,000	5.250	9/15/2022	341,254
				402,904
RETAIL - 0.1%
Cumberland Farms, Inc. - 144A	125,000	6.750	5/01/2025	132,813

SEMICONDUCTORS - 0.5%
Broadcom, Inc. - 144A	1,000,000	3.125	10/15/2022	1,003,815

SOFTWARE - 0.2%
First Data Corp. - 144A	190,000	5.375	8/15/2023	195,310
First Data Corp. - 144A	90,000	5.000	1/15/2024	92,205
First Data Corp. - 144A	25,000	5.750	1/15/2024	25,767
				313,282

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2019

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BONDS & NOTES - 4.4% (Continued)
TELECOMMUNICATIONS - 0.0%
Frontier Communications Corp.	$90,000	8.500		4/15/2020	$68,400

TOTAL BONDS & NOTES (Cost - $8,534,665)					8,367,947
	Shares
COMMON STOCK - 0.1%
ADVERTISING - 0.1%
Clear Channel Outdoor Holdings, Inc. *	40,131				121,597

CHEMICALS - 0.0%
Hexion Holdings Corp. * #	2,151				24,199

MEDIA - 0.0%
iHeartMedia, Inc. - Class A *	2,133				31,909
iHeartMedia, Inc. - Class B *	29				428
					32,337

TOTAL COMMON STOCK (Cost - $302,791)					178,133

EXCHANGE TRADED FUNDS - 0.8%
iShares iBoxx High Yield Corporate Bond ETF	5,000				434,650
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	20,000				543,000
SPDR Bloomberg Barclays High Yield Bond ETF	5,000				542,950
TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,520,623)					1,520,600

RIGHTS - 0.0%
TRA Rights	10,588				8,471
TOTAL RIGHTS (Cost - $17,470)

WARRANTS - 0.1%
iHeartMedia, Inc.	14,903				217,032
TOTAL WARRANTS (Cost - $287,609)
	Principal
	Amount
U.S. GOVERNMENT - 1.0%
Treasury Bill	$1,885,000	1.983	+	9/05/2019	1,881,351
TOTAL U.S. GOVERNMENT (Cost - $1,880,492)

	Shares
SHORT-TERM INVESTMENT - 5.3%
MONEY MARKET FUND - 5.3%
Fidelity Investments Money Market Fund - Class I	10,126,951	2.310	+		10,126,951
TOTAL SHORT-TERM INVESTMENT - (Cost - $10,126,951)

TOTAL INVESTMENTS - 101.9% (Cost - $198,847,988)					195,423,730
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%					(3,622,302)
NET ASSETS - 100.0%					$191,801,428

ETF - Exchange Traded Fund

LIBOR - London Inter-bank Offered Rate

LP - Limited Partnership

LLC - Limited Liability Company

LLP - Limited Liability Partnership

PLC - Public Limited Company

SARL - Société à Responsabilité Limitée

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019 the total market value of 144A securities is $6,731,297 or 3.51% of net assets.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $24,644 or 0.01% of net assets as of July 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 1.5%
HEALTHCARE PRODUCTS - 1.5%
Weight Watchers International, Inc.	LIBOR + 4.750%	$1,127,409	7.249	+	11/29/2024	$1,121,073
TOTAL BANK LOANS (Cost - $1,116,359)

BONDS & NOTES - 35.7%
AGRICULTURE - 3.5%
Altria Group, Inc.		915,000	4.800		2/14/2029	988,167
JBS Investments II GmbH - 144A		1,500,000	5.750		7/30/2028	1,527,225
						2,515,392
BANKS - 2.7%
JPMorgan Chase & Co.	SOFR + 3.380%	1,000,000	5.000		2/1/2168	1,011,250
Wachovia Capital Trust II	3 mo. LIBOR + 0.500%	1,000,000	2.803	+	1/15/2027	925,900
						1,937,150
COMPUTERS - 1.2%
Harland Clarke Holdings Corp. - 144A		1,000,000	8.375		8/15/2022	850,000

DIVERSIFIED FINANCIAL SERVICES - 4.2%
GE Capital International Funding Co. Unlimited Co.		325,000	2.342		11/15/2020	323,703
GE Capital International Funding Co. Unlimited Co.		1,240,000	4.418		11/15/2035	1,256,117
Global Aircraft Leasing Co. Ltd. - 144A		1,455,000	6.500		9/15/2024	1,452,236
						3,032,056
ENTERTAINMENT - 1.8%
Enterprise Development Authority - 144A		1,175,000	12.000		7/15/2024	1,313,062

FOOD - 3.1%
JBS Investments GmbH - 144A		1,350,000	6.250		2/5/2023	1,378,701
Smithfield Foods, Inc. - 144A		835,000	5.200		4/1/2029	907,397
						2,286,098
FOREST PRODUCTS & PAPER - 1.0%
Suzano Austria GmbH- 144A		655,000	7.000		3/16/2047	760,455

HEALTHCARE-SERVICES - 1.0%
HCA, Inc.		710,000	5.250		6/15/2049	744,899

INSURANCE - 1.4%
United Insurance Holdings Corp.		1,000,000	6.250		12/15/2027	1,029,758

IRON/STEEL - 1.9%
CSN Resources		1,351,000	6.500		7/21/2020	1,388,828

LODGING - 1.0%
Las Vegas Sands Corp.		730,000	3.500		8/18/2026	733,721

MEDIA - 2.2%
Viacom, Inc.	3 mo. LIBOR + 3.899%	1,500,000	6.250	+	2/28/2057	1,587,720

MINING - 0.9%
New Gold, Inc. - 144A		680,000	6.250		11/15/2022	652,800

OIL & GAS - 4.5%
Transocean Poseidon Ltd. - 144A		1,600,000	6.875		2/1/2027	1,712,032
Transocean Sentry Ltd. - 144A		1,570,000	5.375		5/15/2023	1,577,850
						3,289,882
SOFTWARE - 0.8%
Fiserv, Inc.		535,000	4.400		7/1/2049	572,705

TELECOMMUNICATIONS - 4.5%
Gogo Intermediate Holdings LLC - 144A		500,000	9.875		5/1/2024	517,515
Sprint Capital Corp.		1,340,000	8.750		3/15/2032	1,666,625
Sprint Spectrum Co. LLC - 144A		1,000,000	4.738		3/20/2025	1,053,750
						3,237,890
TOTAL BONDS & NOTES (Cost - $24,495,743)						25,932,416

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Long/Short Credit Fund (Continued)
July 31, 2019

Security	Shares				Value
COMMON STOCK - 0.0%
TELECOMMUNICATIONS - 0.0%
NII Holdings, Inc. *	10,000				$17,100
TOTAL COMMON STOCK (Cost - $57,730)
	Principal	Interest		Maturity
	Amount	Rate %		Date
U.S. GOVERNMENT - 51.3%
TREASURY BILLS - 43.4%
Treasury Bill	$10,760,000	2.003	+	8/6/2019	10,756,614
Treasury Bill	10,805,000	1.953	+	8/13/2019	10,797,040
Treasury Bill	10,000,000	1.990	+	8/20/2019	9,988,793
					31,542,447
TREASURY NOTES/BONDS - 7.9%
Treasury Note / Bond	1,085,000	2.375		5/15/2029	1,119,203
Treasury Note / Bond	3,055,000	3.000		2/15/2049	1,255,488
Treasury Note / Bond	1,170,000	2.875		5/15/2049	3,354,832
					5,729,523
TOTAL U.S. GOVERNMENT (Cost - $37,132,748)					37,271,970
	Shares
SHORT-TERM INVESTMENT - 10.8%
MONEY MARKET FUND - 10.8%
First American Government Obligations Fund - Class Z	7,893,122	2.240	+		7,893,122
TOTAL SHORT-TERM INVESTMENT (Cost - $7,893,122)

TOTAL INVESTMENTS - 99.3% (Cost - $70,695,702)					$72,235,681
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%					493,841
TOTAL NET ASSETS - 100.0%					$72,729,522

LIBOR - London Inter-Bank Offered Rate

LLC - Limited Liability Company

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019 the total market value of 144A securities is $12,175,798 or 16.7% of net assets.

				Unrealized
	Short		Maturity	Appreciation/
Security	Contracts	Notional	Date	(Depreciation)
OPEN SHORT FUTURES CONTRACTS - (0.5)%
U.S. 10 Year Treasury Note	36	4,587,188	September-19	(66,375)
U.S. Treasury Long Bond	64	9,958,000	September-19	(279,313)
NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS				$(345,688)

CREDIT DEFAULT SWAPS
					Unrealized
		Notional at	Premium	Maturity	Appreciation/
Description (1)	Counterparty	July 31, 2019	Paid (Received)	Date	(Depreciation)
To Buy Protection - Commonwealth Bank of Australia	Goldman Sachs	$2,000,000	$(14,657)	12/20/2023	$(42,207)
To Buy Protection - CDX NA	Morgan Stanley	1,000,000	(20,590)	6/20/2024	41,346
To Buy Protection - Xerox Corp.	JPMorgan	3,000,000	171,158	6/20/2024	(44,129)
To Sell Protection - Dell, Inc.	JPMorgan	(3,000,000)	(161,797)	6/20/2024	29,895
NET UNREALIZED LOSS FROM CREDIT DEFAULT SWAPS					$(15,095)

TOTAL RETURN SWAPS
						Unrealized
			Notional Value at		Maturity	Appreciation/
Reference Entity	Shares	Counterparty	July 31, 2019	Interest Rate	Date	(Depreciation)
iBoxx USD Liquid High Yield Index	(17,637)	Goldman Sachs	$5,000,004	3 mo. LIBOR + 0.000%	9/20/2019	$(178,413)
iBoxx USD Liquid High Yield Index	(17,203)	JPMorgan	5,000,002	3 mo. LIBOR + 0.000%	9/20/2019	(51,197)
NET UNREALIZED LOSS FROM TOTAL RETURN SWAPS						$(229,610)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7%
AEROSPACE / DEFENSE - 0.1%
TransDigm, Inc.		$50,000	6.375		6/15/2026	$51,110

AGRICULTURE - 0.2%
Bunge Ltd Finance Corp.		110,000	4.350		3/15/2024	115,226

APPAREL - 0.1%
Under Armour, Inc.		75,000	3.250		6/15/2026	72,584

AUTO MAUFACTURERS - 0.1%
Navistar International Corp. - 144A		55,000	6.625		11/1/2025	56,719

AUTO PARTS & EQUIPMENT - 0.4%
Lear Corp.		165,000	3.800		9/15/2027	163,791
Panther BF Aggregator 2 LP / Panther Finance Co., Inc. - 144A		5,000	6.250		5/15/2026	5,186
Tenneco, Inc.		65,000	5.000		7/15/2026	50,700
						219,677
AUTOMOBILE ABS - 7.7%
American Credit Acceptance Receivables Trust 2017-2 - 144A		68,428	2.860		6/12/2023	68,430
American Credit Acceptance Receivables Trust 2018-3 - 144A		165,000	3.750		10/15/2024	166,731
American Credit Acceptance Receivables Trust 2019-2 - 144A		125,000	3.170		6/12/2025	125,749
Americredit Automobile Receivables Trust 2018-1		135,000	3.820		3/18/2024	138,337
Avid Automobile Receivables Trust 2018-1 - 144A		91,066	2.840		8/15/2023	90,897
Avis Budget Rental Car Funding AESOP LLC - 144A		150,000	3.070		9/20/2023	152,299
Capital Auto Receivables Asset Trust 2017-1 - 144A		160,000	2.700		9/20/2022	160,331
Carmax Auto Owner Trust 2019-1		140,000	3.740		1/15/2025	144,464
Carnow Auto Receivables Trust - 144A		21,248	2.920		9/15/2022	21,241
Carvana Auto Receivables Trust 2019-1 - 144A		145,000	3.880		10/15/2024	148,550
Centre Point Funding LLC - 144A		52,987	2.610		8/20/2020	52,705
CPS Auto Receivables Trust 2017-D - 144A		94,754	2.430		1/18/2022	94,670
Drive Auto Receivables Trust 2017-3		87,520	2.800		7/15/2022	87,615
Drive Auto Receivables Trust 2017-A - 144A		60,248	2.980		1/18/2022	60,303
Drive Auto Receivables Trust 2019-1		165,000	3.780		4/15/2025	168,280
DT Auto Owner Trust 2017-3 - 144A		126,718	3.010		5/15/2023	126,799
DT Auto Owner Trust 2019-1 - 144A		120,000	3.610		11/15/2024	121,715
Exeter Automobile Receivables Trust 2017-2 - 144A		124,435	2.820		5/16/2022	124,565
Exeter Automobile Receivables Trust 2018-1 - 144A		170,000	3.030		1/17/2023	170,877
Exeter Automobile Receivables Trust 2019-1 - 144A		165,000	3.820		12/16/2024	168,544
First Investors Auto Owner Trust 2017-2 - 144A		135,000	2.650		11/15/2022	135,037
First Investors Auto Owner Trust 2019-1 - 144A		150,000	3.260		3/17/2025	152,051
Flagship Credit Auto Trust 2017-3 - 144A		160,000	2.910		9/15/2023	160,416
GLS Auto Receivables Trust - 144A		160,000	2.980		12/15/2021	160,227
Hertz Vehicle Financing II LP - 144A		135,000	2.670		9/25/2021	134,898
Hyundai Auto Lease Securitization Trust 2018-A - 144A		58,289	2.550		8/17/2020	58,290
OneMain Direct Auto Receivables Trust 2017-2 - 144A		135,000	2.820		7/15/2024	135,026
OneMain Direct Auto Receivables Trust 2018-1 - 144A		125,000	3.850		10/14/2025	127,877
Prestige Auto Receivables Trust 2017-1 - 144A		160,000	2.810		1/17/2023	160,252
Santander Drive Auto Receivables Trust 2016-1		40,795	3.090		4/15/2022	40,842
Santander Drive Auto Receivables Trust 2017-1		107,048	2.580		5/16/2022	107,030
Tesla Auto Lease Trust 2018-A - 144A		40,421	2.320		12/20/2019	40,410
Westlake Automobile Receivables Trust 2018-3 - 144A		150,000	3.610		10/16/2023	152,047
						3,957,505
BANKS - 6.9%
Banco de Credito e Inversiones SA - 144A		370,000	3.500		10/12/2027	379,947
Banco Santander Chile - 144A		150,000	3.875		9/20/2022	156,169
Bank of America Corp.		106,000	4.200		8/26/2024	112,598
Bank of Montreal	5 Year Swap Rate US + 1.432%	234,000	3.803	+	12/15/2032	238,526
Bank of New York Mellon Corp.	3 Month LIBOR + 3.420%	190,000	4.950	+	12/29/2049	191,706
BBVA Bancomer SA/Texas - 144A	5 Year Treasury Note + 2.650%	200,000	5.125	+	1/18/2033	193,000
Citigroup, Inc.		160,000	4.050		7/30/2022	166,429
Citigroup, Inc.		222,000	3.200		10/21/2026	227,075
Goldman Sachs Group, Inc.		230,000	4.250		10/21/2025	244,886
JPMorgan Chase & Co.	3 Month LIBOR + 3.800%	205,000	5.300	+	12/29/2049	207,094
M&T Bank Corp.	3 Month LIBOR + 3.520%	109,000	5.125	+	12/29/2049	112,913
Morgan Stanley		120,000	6.375		7/24/2042	170,134
PNC Financial Services Group, Inc.	3 Month LIBOR + 3.300%	170,000	5.000	+	12/29/2049	173,553
Santander Holdings USA, Inc.		65,000	4.400		7/13/2027	68,806

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7% (Continued)
BANKS - 6.9% (Continued)
Santander Holdings USA, Inc.		$133,000	3.700		3/28/2022	$135,917
Santander Holdings USA, Inc.		105,000	3.500		6/7/2024	106,491
Synovus Financial Corp.	5 Year Swap Rate US + 3.379%	70,000	5.900	+	2/7/2029	73,632
Toronto-Dominion Bank	5 Year Swap Rate US + 2.205%	195,000	3.625	+	9/15/2031	198,142
UBS AG/Stamford CT		250,000	7.625		8/17/2022	280,081
Wells Fargo & Co.	3 Month LIBOR + 3.110%	115,000	5.900	+	Perpetual	122,126
						3,559,225
BEVERAGES - 0.6%
Anheuser-Busch InBev Worldwide, Inc.		50,000	4.000		4/13/2028	54,301
Anheuser-Busch InBev Worldwide, Inc.		40,000	4.750		1/23/2029	45,602
Bacardi Ltd. - 144A		200,000	4.700		5/15/2028	214,158
						314,061
BUILDING MATERIALS - 1.1%
CRH America Finance, Inc. - 144A		200,000	3.400		5/9/2027	201,881
Owens Corning		165,000	3.400		8/15/2026	162,626
Owens Corning		25,000	3.950		8/15/2029	24,998
Vulcan Materials Co.		165,000	3.900		4/1/2027	170,991
						560,496
CHEMICALS - 0.7%
Olin Corp.		120,000	5.625		8/1/2029	123,450
SABIC Capital II BV - 144A		200,000	4.500		10/10/2028	218,740
						342,190
COAL - 0.1%
Alliance Resource Operating Partners LP - 144A		70,000	7.500		5/1/2025	72,188

COMMERCIAL MBS - 4.4%
Aventura Mall Trust 2013-AVM - 144A		155,000	3.867	++	12/5/2032	156,720
Aventura Mall Trust 2013-AVM - 144A		100,000	3.867	++	12/5/2032	101,110
BAMLL Commercial Mortgage Securities Trust 2015-200P - 144A		105,000	3.218		4/14/2033	109,291
Caesars Palace Las Vegas Trust 2017-VICI - 144A		100,000	4.138		10/15/2034	104,055
CHC Commercial Mortgage Trust 2019 - CHC - 144A	1 Month LIBOR + 1.120%	235,000	3.520	+	6/15/2034	235,513
Citigroup Commercial Mortgage Trust 2013-375P - 144A		135,000	3.518	++	5/10/2035	138,814
Credit Suisse Mortgage Capital Certificates 2019-ICE4 - 144A	1 Month LIBOR + 0.980%	205,000	3.305	+	5/15/2036	205,641
GS Mortgage Securities Corp. Trust 2012-ALOHA - 144A		252,000	3.551		4/10/2022	258,826
Hilton USA Trust 2016-SFP - 144A		185,000	3.323		11/5/2035	185,273
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 - 144A		97,467	4.388		5/15/2021	100,314
JPMBB Commercial Mortgage Securities Trust 2015-C31		125,000	4.106		8/15/2048	133,742
Morgan Stanley Capital I Trust 2017-CLS - 144A	1 Month LIBOR + 0.700%	85,000	3.025	+	11/15/2034	85,067
One Market Plaza Trust 2017-1MKT - 144A		105,000	3.614		2/10/2024	109,284
Sutherland Commercial Mortgage Loans 2018-SBC7 - 144A		77,585	4.720	++	5/25/2039	78,226
Wells Fargo Commercial Mortgage Trust 2015-LC20		125,000	3.184		4/15/2050	129,487
WFRBS Commercial Mortgage Trust 2014-C24		125,000	3.931		11/15/2047	130,225
						2,261,588
COMMERCIAL SERVICES - 0.3%
DP World PLC - 144A		100,000	6.850		7/2/2037	127,551
Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A		15,000	5.250		4/15/2024	15,338
Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A		10,000	5.750		4/15/2026	10,450
Service Corp. International		20,000	5.125		6/1/2029	21,181
						174,520
COMPUTERS - 0.5%
Dell International LLC / EMC Corp. - 144A		155,000	6.020		6/15/2026	171,507
Hewlett Packard Enterprise Co.		100,000	4.900		10/15/2025	109,849
						281,356
DISTRIBUTION / WHOLESALE - 0.0%
IAA, Inc. - 144A		10,000	5.500		6/15/2027	10,481

DIVERSIFIED FINANCIAL SERVICES - 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust		150,000	3.650		7/21/2027	150,487
Avolon Holdings Funding Ltd. - 144A		125,000	4.375		5/1/2026	129,434
Brightsphere Investment Group, Inc.		165,000	4.800		7/27/2026	169,663
Brookfield Finance LLC		174,000	4.000		4/1/2024	183,367
Capital One Financial Corp.		120,000	4.200		10/29/2025	126,219
Capital One Financial Corp.		165,000	3.750		7/28/2026	169,185
E*TRADE Financial Corp.		175,000	4.500		6/20/2028	187,547
Jefferies Group LLC		14,000	6.875		4/15/2021	14,944
Navient Corp.		135,000	6.750		6/25/2025	141,412
Springleaf Finance Corp.		90,000	6.875		3/15/2025	100,897
Synchrony Financial		135,000	3.950		12/1/2027	136,997
						1,510,152

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7% (Continued)
ELECTRIC - 1.7%
CenterPoint Energy, Inc.		$150,000	4.250		11/1/2028	$163,353
DPL, Inc. - 144A		155,000	4.350		4/15/2029	151,561
Exelon Corp.		230,000	3.497		6/1/2022	235,561
Pennsylvania Electric Co. - 144A		140,000	3.600		6/1/2029	145,615
Talen Energy Supply LLC - 144A		60,000	6.625		1/15/2028	57,750
Vistra Operations Co. LLC - 144A		130,000	4.300		7/15/2029	130,890
						884,730
ENERGY - ALTERNATE SOURCES - 0.2%
TerraForm Power Operating LLC - 144A		90,000	5.000		1/31/2028	91,463

ENGINEERING & CONSTRUCTION - 0.1%
Frontdoor, Inc. - 144A		70,000	6.750		8/15/2026	74,725

ENTERTAINMENT - 0.3%
Eldorado Resorts, Inc.		35,000	6.000		9/15/2026	37,962
Gateway Casinos & Entertainment Ltd. - 144A		45,000	8.250		3/1/2024	47,587
Scientific Games International, Inc. - 144A		50,000	8.250		3/15/2026	53,639
						139,188
FOOD - 0.4%
JBS USA LUX SA - 144A		20,000	5.500		1/15/2030	20,040
Kraft Heinz Foods Co.		165,000	3.000		6/1/2026	162,432
						182,472
HEALTHCARE PRODUCTS - 0.7%
Becton Dickinson and Co.		33,000	3.363		6/6/2024	34,120
Becton Dickinson and Co.		79,000	3.700		6/6/2027	82,791
Zimmer Biomet Holdings, Inc.		230,000	3.550		4/1/2025	237,812
						354,723
HEALTHCARE - SERVICES - 0.8%
Catalent Pharma Solutions, Inc. - 144A		15,000	5.000		7/15/2027	15,450
HCA, Inc.		120,000	5.375		2/1/2025	130,075
HCA, Inc.		135,000	4.125		6/15/2029	138,564
Tenet Healthcare Corp.		135,000	4.625		7/15/2024	137,801
						421,890
HOME BUILDERS - 0.7%
PulteGroup, Inc.		125,000	6.375		5/15/2033	134,375
TRI Pointe Group, Inc.		85,000	5.875		6/15/2024	88,825
William Lyon Homes, Inc.		135,000	6.000		9/1/2023	136,688
						359,888
HOME EQUITY ABS - 0.2%
GSAA Trust 2005-1 AF4 (a)		47,324	5.619		11/25/2034	47,432
NovaStar Mortgage Funding Trust Series 2004-4	1 Month LIBOR + 1.725%	76,925	3.991	+	3/25/2035	77,716
						125,148
INSURANCE - 1.6%
Allstate Corp.	3 Month LIBOR + 2.938%	150,000	5.750	+	8/15/2053	159,228
Athene Holding Ltd.		135,000	4.125		1/12/2028	136,411
MetLife, Inc.	3 Month LIBOR + 2.959%	76,000	5.875	+	Perpetual	81,198
Prudential Financial, Inc.	3 Month LIBOR + 3.920%	230,000	5.625	+	6/15/2043	246,508
Teachers Insurance & Annuity Association of America - 144A	3 Month LIBOR + 2.661%	110,000	4.375	+	9/15/2054	113,955
Trinity Acquisition PLC		60,000	4.400		3/15/2026	64,511
						801,811
INVESTMENT COMPANIES - 0.7%
Ares Capital Corp.		105,000	4.250		3/1/2025	107,497
FS KKR Capital Corp.		64,000	4.250		1/15/2020	64,252
FS KKR Capital Corp.		50,000	4.750		5/15/2022	50,656
Icahn Enterprises LP / Icahn Enterprises Finance Corp. - 144A		130,000	6.250		5/15/2026	134,550
						356,955
IRON/STEEL - 0.2%
ArcelorMittal		100,000	6.125		6/1/2025	112,772

LODGING - 0.2%
Hilton Domestic Operating Co., Inc. - 144A		30,000	4.875		1/15/2030	30,900
Wyndham Destinations, Inc.		45,000	5.750		4/1/2027	48,038
						78,938
MACHINERY- CONSTRUCTION & MINING - 0.4%
Oshkosh Corp.		183,000	4.600		5/15/2028	193,870

MACHINERY- DIVERSIFIED - 0.3%
CNH Industrial NV		137,000	4.500		8/15/2023	144,672

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7% (Continued)
MEDIA - 1.0%
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A		$55,000	5.375		8/15/2026	$56,031
Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A		30,000	6.625		8/15/2027	30,731
Discovery Communications LLC		160,000	3.950		3/20/2028	165,314
DISH DBS Corp.		80,000	5.875		7/15/2022	81,162
Entercom Media Corp. - 144A		5,000	6.500		5/1/2027	5,300
Meredith Corp.		85,000	6.875		2/1/2026	90,525
Sirius XM Radio, Inc. - 144A		35,000	5.500		7/1/2029	36,706
Sirius XM Radio, Inc. - 144A		20,000	4.625		7/15/2024	20,636
						486,405
MINING - 0.8%
BHP Billiton Finance USA Ltd. - 144A	5 Year Swap Rate USD + 5.093%	200,000	6.750	+	10/19/2075	232,804
Glencore Funding LLC - 144A		165,000	4.000		3/27/2027	168,886
						401,690

MISCELLANEOUS MANUFACTURING - 0.6%
General Electric Co.	3 Month LIBOR + 3.330%	136,000	5.000	+	12/29/2049	131,957
Pentair Finance Sarl		180,000	4.500		7/1/2029	184,741
						316,698
OIL & GAS - 1.7%
CrownRock LP / CrownRock Finance, Inc. - 144A		75,000	5.625		10/15/2025	74,156
Helmerich & Payne, Inc.		100,000	4.650		3/15/2025	107,772
Holly Frontier Corp.		165,000	5.875		4/1/2026	182,725
Petroleos Mexicanos - 144A		200,000	6.450		5/30/2044	249,135
State Oil Co. of the Azerbaijan Republic		200,000	6.950		3/18/2030	240,333
Transocean Guardian Ltd. - 144A		35,600	5.875		1/15/2024	36,490
						890,611
OIL & GAS SERVICES - 0.2%
USA Compression Partners LP / USA Compression Finance Corp.		105,000	6.875		4/1/2026	109,736

OTHER ABS - 9.8%
Ajax Mortgage Loan Trust 2019-D - 144A (a)		205,000	2.956		9/25/2065	204,994
American Homes 4 Rent 2014-SFR2 Trust - 144A		230,000	4.705		10/17/2036	246,590
American Homes 4 Rent 2015-SFR2 Trust - 144A		220,000	4.691		10/17/2045	236,795
AXIS Equipment Finance Receivables VI LLC - 144A		140,000	3.890		7/20/2022	141,218
Bayview Opportunity Master Fund IVa Trust 2017-RT1 - 144A		73,408	3.000	++	3/28/2057	74,027
Bayview Opportunity Master Fund IVa Trust 2017-SPL5 - 144A		100,000	4.000	++	6/28/2057	104,558
BRE Grand Islander Timeshare Issuer 2019-A LLC - 144A		140,257	3.280		9/26/2033	142,097
CoreVest American Finance 2018-1 Trust - 144A		206,237	3.804		5/15/2023	213,143
CoreVest American Finance 2018-2 Trust - 144A		232,276	4.026		11/15/2052	243,861
Diamond Resorts Owner Trust - 144A		71,884	3.270		10/22/2029	72,339
Foundation Finance Trust 2019-1 - 144A		130,617	3.860		11/15/2034	130,760
Mill City Mortgage Loan Trust 2017-1 - 144A		82,682	2.750	++	11/25/2058	82,438
Mill City Mortgage Loan Trust 2018-4 - 144A		295,000	3.500	++	4/25/2066	302,411
MVW Owner Trust 2016-1 - 144A		56,899	2.250		12/20/2033	56,291
MVW Owner Trust 2017-1 - 144A		85,656	2.420		12/20/2034	85,390
Orange Lake Timeshare Trust 2019-A - 144A		147,290	3.360		4/9/2038	148,930
PRPM 2019-2 LLC - 144A (a)		194,465	3.967		4/25/2024	196,915
Sofi Consumer Loan Program 2017-5 LLC - 144A		105,000	2.780		9/25/2026	104,999
Sofi Consumer Loan Program 2017-6 LLC - 144A		100,000	2.820		11/25/2026	100,029
SoFi Consumer Loan Program 2019-3 Trust - 144A		145,581	2.900		5/25/2028	146,031
Towd Point Mortgage Trust - 144A		172,000	3.250	++	10/25/2053	173,372
Towd Point Mortgage Trust 2015-6 - 144A		130,000	3.750	++	4/25/2055	136,082
Towd Point Mortgage Trust 2017-1 - 144A		262,861	2.750	++	10/25/2056	263,860
Towd Point Mortgage Trust 2017-1 - 144A		115,000	3.750	++	10/25/2056	119,191
Towd Point Mortgage Trust 2018-4 - 144A		432,038	3.000	++	6/25/2058	435,740
Towd Point Mortgage Trust 2018-SJ1 - 144A		204,354	4.000	++	10/25/2058	206,765
Tricon American Homes 2017-SFR1 Trust - 144A		99,705	2.716		9/17/2022	99,644
Trinity Rail Leasing 2019 LLC - 144A		124,190	3.820		4/17/2049	128,929
TRIP Rail Master Funding LLC - 144A		116,697	2.709		8/15/2047	116,579
VOLT LXIV LLC - 144A (a)		91,297	3.375		10/25/2047	91,452
VOLT LXXV LLC - 144A (a)		144,152	4.336		1/25/2049	145,048
VSE 2017-A VOI Mortgage LLC - 144A		82,064	2.330		3/20/2035	81,682
						5,032,160
PACKAGING & CONTAINERS - 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A		200,000	4.125		8/15/2026	200,750
Greif, Inc. - 144A		70,000	6.500		3/1/2027	73,150
						273,900

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7% (Continued)
PHARMACEUTICALS - 1.2%
AbbVie, Inc.		$55,000	3.600		5/14/2025	$56,773
AbbVie, Inc.		100,000	3.200		5/14/2026	100,725
Bausch Health Cos, Inc. - 144A		70,000	5.500		11/1/2025	73,063
CVS Health Corp.		199,000	4.300		3/25/2028	211,637
Mylan NV		145,000	3.950		6/15/2026	148,083
Par Pharmaceutical, Inc. - 144A		50,000	7.500		4/1/2027	45,500
						635,781
PIPELINES - 2.2%
Andeavor Logistics LP		135,000	4.250		12/1/2027	141,916
Cheniere Energy Partners LP		55,000	5.625		10/1/2026	58,300
Energy Transfer Partners LP		165,000	4.200		4/15/2027	172,080
Kinder Morgan Inc/DE		45,000	7.750		1/15/2032	61,787
Kinder Morgan Inc/DE		160,000	4.300		6/1/2025	171,453
MPLX LP		55,000	4.875		12/1/2024	59,974
NuStar Logistics LP		145,000	5.625		4/28/2027	150,207
Sabine Pass Liquefaction LLC		100,000	6.250		3/15/2022	108,034
Sabine Pass Liquefaction LLC		85,000	4.200		3/15/2028	88,915
Valero Energy Partners LP		120,000	4.500		3/15/2028	129,462
						1,142,128
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A		135,000	4.000		5/30/2024	140,362

REITS - 4.2%
Alexandria Real Estate Equities, Inc.		100,000	3.950		1/15/2027	105,952
Corporate Office Properties LP		196,000	3.600		5/15/2023	197,933
EPR Properties		220,000	4.750		12/15/2026	233,383
GLP Capital LP / GLP Financing II, Inc.		155,000	5.750		6/1/2028	174,163
Healthcare Realty Trust, Inc.		90,000	3.875		5/1/2025	92,934
Healthcare Trust of America Holdings LP		150,000	3.750		7/1/2027	155,432
Hospitality Properties Trust		165,000	4.950		2/15/2027	166,706
iStar, Inc.		55,000	5.250		9/15/2022	56,027
Kilroy Realty LP		165,000	4.375		10/1/2025	176,203
Life Storage LP		65,000	3.875		12/15/2027	67,429
LifeStorage LP/CA		205,000	3.500		7/1/2026	206,980
MPT Operating Partnership LP / MPT Finance Corp.		85,000	5.000		10/15/2027	88,188
MPT Operating Partnership LP / MPT Finance Corp.		25,000	4.625		8/1/2029	25,367
Office Properties Income Trust		170,000	4.500		2/1/2025	174,086
Physicians Realty LP		140,000	3.950		1/15/2028	142,279
Retail Opportunity Investments Partnership LP		105,000	4.000		12/15/2024	105,366
						2,168,428
RETAIL - 0.7%
Dollar Tree, Inc.		150,000	4.000		5/15/2025	156,449
QVC, Inc.		195,000	4.375		3/15/2023	200,262
						356,711
SEMICONDUCTORS - 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd.		144,000	3.625		1/15/2024	145,600

SOFTWARE - 0.6%
Citrix Systems, Inc.		120,000	4.500		12/1/2027	125,201
IQVIA, Inc. - 144A		20,000	5.000		5/15/2027	20,898
Vmware, Inc.		83,000	2.950		8/21/2022	83,653
Vmware, Inc.		88,000	3.900		8/21/2027	89,429
						319,181
TELECOMMUNICATIONS - 0.9%
AT&T, Inc.	3 Month LIBOR + 1.180%	50,000	3.616	+	6/12/2024	50,959
AT&T, Inc.		71,000	4.100		2/15/2028	75,492
Frontier Communications Corp. - 144A		70,000	8.500		4/1/2026	68,579
Motorola Solutions, Inc.		96,429	4.600		2/23/2028	101,541
Motorola Solutions, Inc.		50,000	4.600		5/23/2029	53,134
Sprint Spectrum Co. LLC - 144A		112,500	3.360		9/20/2021	113,119
						462,824
TRUCKING & LEASING - 0.7%
Aviation Capital Group LLC - 144A		205,000	3.500		11/1/2027	206,949
Penske Truck Leasing Co. LP - 144A		140,000	4.125		8/1/2023	146,776
						353,725

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
CORPORATE BONDS & NOTES - 68.7% (Continued)
WHOLE LOAN COLLATERAL CMO - 8.4%
Angel Oak Mortgage Trust 2019-3 - 144A		$150,834	2.930	++	5/25/2059	$152,160
Angel Oak Mortgage Trust I LLC 2018-2 - 144A		38,501	3.674	++	7/27/2048	38,988
Angel Oak Mortgage Trust I LLC 2019-1 - 144A		183,956	3.920	++	11/25/2048	187,236
Arroyo Mortgage Trust 2019-2 - 144A		96,886	3.347	++	4/25/2049	98,069
Banc of America Funding 2005-1 Trust		41,897	5.500		2/25/2035	42,815
Bunker Hill Loan Depositary Trust 2019-1 - 144A (a)		91,038	3.613		10/26/2048	93,830
Chase Home Lending Mortgage Trust 2019-ATR1 - 144A		109,207	4.000	++	4/25/2049	113,109
Chase Mortgage Finance Corp. - 144A		124,883	3.750	++	4/25/2045	127,801
Chase Mortgage Finance Corp. - 144A		84,267	3.750	++	2/25/2044	87,244
Citigroup Commercial Mortgage Trust - 144A	1 Month LIBOR + 0.920%	145,000	3.245	+	12/15/2036	144,979
Citigroup Mortgage Loan Trust 2019-RP1 - 144A		95,920	3.500	++	1/25/2066	98,885
Citigroup Mortgage Loan Trust, Inc.		44,267	6.750		8/25/2034	48,812
COLT 2018-1 Mortgage Loan Trust - 144A		34,099	2.930	++	2/25/2048	34,165
COLT 2019-3 Mortgage Loan Trust - 144A		224,165	2.764	++	8/25/2049	225,317
Deephaven Residential Mortgage Trust 2017-2 - 144A		56,314	2.453	++	6/25/2047	55,944
Ellington Financial Mortgage Trust 2017-1 - 144A		134,963	2.687	++	10/25/2047	134,801
Ellington Financial Mortgage Trust 2019-1 - 144A		103,907	2.934	++	6/25/2059	104,101
Galton Funding Mortgage Trust 2017-1 - 144A		99,202	3.500	++	11/25/2057	100,045
Galton Funding Mortgage Trust 2018-2 - 144A		79,265	4.500	++	10/25/2058	81,260
Homeward Opportunities Fund I Trust 2018-2 - 144A		207,499	3.985	++	11/25/2058	211,676
JP Morgan Mortgage Trust 2005-A5		94,165	4.174	++	8/25/2035	96,215
JP Morgan Mortgage Trust 2017-5 - 144A		265,775	3.182	++	12/15/2047	268,176
LHOME Mortgage Trust 2019-RTL1 - 144A (a)		145,000	4.580		10/25/2023	148,394
MASTR Alternative Loan Trust 2004-4		46,164	5.500		4/25/2034	48,762
Metlife Securitization Trust - 144A		100,000	3.728	++	4/25/2055	103,514
Metlife Securitization Trust 2019-1 - 144A		143,071	3.750	++	4/25/2058	147,218
New Residential Mortgage Loan Trust 2016-4 - 144A		98,260	3.750	++	11/25/2056	101,276
New Residential Mortgage Loan Trust 2018-1 - 144A		197,214	4.000	++	12/25/2057	205,334
OBX 2019-INV1 Trust - 144A		142,877	4.500	++	11/25/2048	147,293
RCO V Mortgage LLC 2019-1 - 144A (a)		98,010	3.721		5/24/2024	98,783
Residential Asset Securitization Trust 2005-A1		72,398	5.500		4/25/2035	74,909
Residential Mortgage Loan Trust 2019-2 - 144A		190,021	2.913		5/25/2059	189,709
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4		62,477	4.714	++	4/25/2034	65,027
Thornburg Mortgage Securities Trust 2004-2	1 Month LIBOR + 0.620%	96,032	2.886	+	6/25/2044	95,970
Towd Point HE Trust 2019-HE1 - 144A	1 Month LIBOR + 0.900%	203,382	3.166	+	4/25/2048	203,676
Verus Securitization Trust 2018-1 - 144A		50,095	2.929	++	2/25/2048	50,184
Verus Securitization Trust 2018-3 - 144A		118,270	4.108	++	10/25/2058	120,175
						4,345,852

TOTAL CORPORATE BONDS & NOTES (Cost - $34,444,146)						35,464,115

FOREIGN GOVERNMENT BONDS - 1.5%
Dominican Republic International Bond - 144A		150,000	6.000		7/19/2028	164,626
Oman Government International Bond - 144A		200,000	5.625		1/17/2028	198,230
Saudi Government International Bond - 144A		200,000	4.375		4/16/2029	221,047
Turkey Government International Bond		200,000	7.375		2/5/2025	210,572
TOTAL FOREIGN GOVERNMENT BONDS - (Cost - $759,421)						794,475

MUNICIPAL BONDS - 5.5%
City of Bristol VA		340,000	4.210		1/1/2042	349,110
Idaho Health Facilities Authority		135,000	5.020		3/1/2048	158,551
Rockdale County Water & Sewerage Authority		305,000	3.060		7/1/2024	311,214
San Diego County Regional Airport Authority		325,000	5.594		7/1/2043	364,317
State of California		765,000	7.600		11/1/2040	1,255,155
State of Texas		245,000	3.011		10/1/2026	254,327
University of California		115,000	4.428		5/15/2048	124,401
TOTAL MUNICIPAL - (Cost - $2,652,117)						2,817,075

U.S. GOVERNMENT & AGENCY - 16.4%
U.S. GOVERNMENT AGENCY - 3.9%
Fannie Mae Pool		18,208	6.000		11/1/2034	20,716
Fannie Mae Pool		16,151	6.000		3/1/2036	18,360
Fannie Mae Pool		155,120	5.500		9/1/2036	173,487
Fannie Mae Pool		61,102	6.500		5/1/2037	71,921
Fannie Mae Pool		25,740	5.500		4/1/2038	28,474
Fannie Mae Pool		22,934	5.000		4/1/2038	25,396
Fannie Mae Pool		64,025	6.000		8/1/2038	73,305

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
U.S. GOVERNMENT & AGENCY - 16.4% (Continued)
U.S. GOVERNMENT AGENCY - 3.9% (Continued)
Fannie Mae Pool		$138,476	5.000		6/1/2039	$151,105
Fannie Mae Pool		204,228	4.000		9/1/2044	215,344
Fannie Mae Pool		180,831	3.500		1/1/2046	186,835
Fannie Mae Pool		317,471	4.000		4/1/2046	335,020
Fannie Mae Pool		492,273	—		4/1/2048	512,092
Freddie Mac Gold Pool		164,999	5.000		12/1/2035	182,758
Freddie Mac Gold Pool		25,326	5.500		10/1/2039	28,028
						2,022,841
U.S. TREASURY OBLIGATIONS - 12.5%
United States Treasury Bond		1,010,000	1.375		4/30/2020	1,004,476
United States Treasury Bond		105,000	2.625		8/31/2020	105,598
United States Treasury Bond		850,000	2.000		2/15/2025	855,578
United States Treasury Bond		1,030,000	2.875		8/15/2028	1,104,152
United States Treasury Bond		160,000	2.625		2/15/2029	168,391
United States Treasury Bond		2,945,000	3.000		8/15/2048	3,229,837
						6,468,032

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $8,052,014)						8,490,873

BANK LOANS - 5.2%
AEROSPACE - 0.1%
Atlantic Aviation FBO, Inc. Term Loan	1 Month LIBOR + 3.750%	14,963	6.190	+	11/30/2025	15,168
TransDigm, Inc. New Tranche E Term Loan	3 Month LIBOR + 2.500%	49,623	4.742	+	5/14/2025	49,304
						64,472
CONSUMER NON-DURABLES - 0.2%
Kronos Acquisition Intermediate, Inc. Initial Loan	3 Month LIBOR + 4.000%	108,120	6.242	+	5/15/2023	101,579

ENERGY - 0.1%
CITGO Petroleum Corporation 2019 Incremental Term B Loan	3 Month LIBOR + 5.000%	64,838	7.600	+	3/27/2024	65,040

FINANCIAL - 0.3%
Refinitiv US Holdings, Inc. Initial Dollar Term Loan	1 Month LIBOR + 3.750%	134,325	6.233	+	10/1/2025	134,409

FOOD / TOBACCO - 0.1%
Hearthside Group Holdings LLC Initial Term Loan	1 Month LIBOR + 3.688%	14,813	6.171	+	5/17/2025	14,571
Hearthside Group Holdings LLC 2018 Incremental Term B-2 Loan	1 Month LIBOR + 4.000%	59,700	6.315	+	5/31/2025	59,588
						74,159
FOREST PROD/CONTAINERS - 0.1%
Berry Global, Inc. Term U Loan	3 Month LIBOR + 2.500%	55,000	4.831	+	5/17/2026	55,026

GAMING / LEISURE - 0.4%
Seminole Tribe of Florida 2018 Replacement Term B Loan	1 Month LIBOR + 1.750%	88,425	3.456	+	7/6/2024	88,827
Station Casinos LLC Term B Facility Loan	1 Month LIBOR + 2.500%	55,202	4.750	+	6/8/2023	55,402
Wyndham Hotels & Resorts, Inc. Term B Loan	1 Month LIBOR + 1.750%	79,400	3.992	+	3/29/2025	79,704
						223,933
HEALTHCARE - 0.7%
Bausch Health Companies, Inc. Initial Term Loan	1 Month LIBOR + 3.000%	9,072	5.379	+	6/1/2025	9,115
Bausch Health Companies, Inc. First Incremental Term Loan	1 Month LIBOR + 2.750%	28,125	5.129	+	6/1/2025	28,155
CHG Healthcare Services, Inc. New Term Loan (2017)	1 Month LIBOR + 3.000%	77,457	5.293	+	6/7/2023	77,451
Iqvia, Inc. Term B-3 Dollar Loan	2 Month LIBOR + 1.750%	108,900	4.136	+	6/8/2025	109,056
NVA Holdings, Inc. Incremental Term B-4 Loan	1 Month LIBOR + 3.500%	10,000	5.938	+	2/2/2025	10,009
Regionalcare Hospital Partners Holdings, Inc. Term B Loan	1 Month LIBOR + 4.500%	99,500	6.986	+	11/16/2025	100,209
						333,995
HOUSING - 1.0%
84 Lumber Company Term B-1 Loan	1 Month LIBOR + 5.250%	74,677	7.466	+	10/25/2023	74,957
American Builders & Contractors Supply Co., Inc. Term B-2 Loan	1 Month LIBOR + 2.000%	133,295	4.242	+	10/31/2023	132,795
Capital Automotive L.P. Initial Tranche B-2 Term Loan	1 Month LIBOR + 2.500%	108,644	4.750	+	3/24/2024	108,634
CPG International LLC New Term Loan	6 Month LIBOR + 3.750%	94,517	6.251	+	5/4/2024	93,395
Summit Materials, LLC New Term Loan	1 Month LIBOR + 2.000%	99,244	4.345	+	11/10/2024	99,058
						508,839
INFORMATION TECHNOLOGY - 0.4%
Boxer Parent Company, Inc. Initial Dollar Term Loan	3 Month LIBOR + 4.250%	109,450	6.851	+	6/28/2025	105,494
Kronos Incorporated Incremental Term Loan	3 Month LIBOR + 3.000%	78,625	5.343	+	11/1/2023	78,773
						184,267

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BANK LOANS - 5.2% (Continued)
MEDIA / TELECOMMUNICATIONS - 0.6%
CenturyLink, Inc. Initial Term B Loan	1 Month LIBOR + 2.750%	$113,275	4.992	+	1/31/2025	$112,716
Commscope, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	90,000	5.652	+	2/7/2026	90,270
Nexstar Broadcasting, Inc. Term Loan B	1 Month LIBOR + 2.750%	85,000	5.185	+	6/20/2026	85,124
						288,110
SERVICE - 0.5%
Dun & Bradstreet Corporation Initial Term Borrowing	1 Month LIBOR + 5.000%	95,000	7.478	+	2/1/2026	95,743
Sedgwick Claims Management Services, Inc. Initial Term Loan	1 Month LIBOR + 3.250%	104,724	5.689	+	11/5/2025	103,303
TKC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.750%	82,496	6.000	+	2/1/2023	81,052
						280,098
TRANSPORTATION - AUTOMOTIVE - 0.3%
Navistar, Inc. Tranche B Term Loan	1 Month LIBOR + 3.500%	88,875	5.640	+	11/2/2024	89,264
Panther BF Aggregator 2 L P Initial Dollar Term Loan	1 Month LIBOR + 3.500%	65,000	5.983	+	3/18/2026	65,102
						154,366
UTILITY - 0.4%
Brookfield WEC Holdings, Inc. Initial Term Loan	1 Month LIBOR + 3.500%	79,600	6.233	+	7/26/2025	79,948
Brookfield WEC Holdings, Inc. Incremental Term Loan	1 Month LIBOR + 3.500%	40,000	5.811	+	8/1/2025	40,175
Calpine Corporation Term Loan (2019)	3 Month LIBOR + 2.750%	100,000	5.340	+	4/1/2026	100,206
						220,329

TOTAL BANK LOANS - (Cost - $2,688,659)						2,688,622

		Shares
SHORT-TERM INVESTMENT - 3.1%
MONEY MARKET FUND - 3.1%
Fidelity Institutional Money Market Fund - Government Portfolio
(Cost - $1,580,141)		1,580,141	2.190	+		1,580,141

TOTAL INVESTMENTS - 100.4% (Cost - $50,176,498)						$51,835,301
LIABILITIES LESS OTHER ASSETS - (0.4)%						(199,957)
NET ASSETS - 100.0%						$51,635,344

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Backed Security

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

REITS - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates

+	Variable rate security. Interest rate is as of July 31, 2019.

++	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $19,659,372 or 38.07% of net assets.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2019.

Portfolio Composition * - (Unaudited)
Corporate Bonds & Notes	68.4%	Short - Term	3.1%
U.S. Government & Agencies	16.4%	Foreign Government Bonds	1.5%
Municipal	5.4%	Total	100.0%
Bank Loans	5.2%

*	Based on total value of investments as of July 31, 2019.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2019

Security	Shares		Value
COMMON STOCKS - 87.5%
AEROSPACE/DEFENSE - 2.5%
Harris Corp.	16,467		$3,418,549
United Technologies Corp.	24,261		3,241,270
			6,659,819
AGRICULTURE - 0.1%
Philip Morris International, Inc.	2,484		207,687

AIRLINES - 0.5%
American Airlines Group, Inc.	29,674		905,354
AMR Corp. * #	101,283		126,604
Southwest Airlines Co.	3,804		196,020
			1,227,978
APPAREL - 1.0%
Nike, Inc.	31,550		2,714,246

BANKS - 4.7%
Bank of America Corp.	139,353		4,275,350
Citigroup, Inc.	74,030		5,267,975
SunTrust Banks, Inc.	47,925		3,191,805
			12,735,130
BIOTECHNOLOGY - 5.9%
Celgene Corp. *	167,692		15,404,187
Pacific Biosciences of California, Inc. *	127,838		690,325
			16,094,512
BUILDING MATERIALS - 0.5%
Masco Corp.	31,887		1,300,033

CHEMICALS - 4.1%
A. Schulman, Inc. * #	44,665		33,499
Air Products & Chemicals, Inc.	892		203,617
International Flavors & Fragrances, Inc.	—	~	9
Mosaic Co.	98,425		2,479,326
Valvoline, Inc.	9,946		200,810
Versum Materials, Inc.	155,051		8,059,551
			10,976,812
COAL - 0.2%
SunCoke Energy, Inc. *	86,986		660,224

COMMERCIAL SERVICES - 1.3%
Insperity, inc.	1,538		163,566
MarketAxess Holdings, Inc.	558		188,068
PayPal Holdings, Inc. *	1,693		186,907
Total System Services, inc.	21,714		2,947,024
			3,485,565
COMPUTERS - 0.4%
Accenture PLC	1,043		200,861
Check Point Software Technologies Ltd. *	1,743		195,129
Cognizant Technology Solutions Corp.	3,073		200,175
Globant SA *	1,895		200,870
Infosys Ltd. - ADR	17,580		199,006
Qualys, Inc. *	2,261		195,712
			1,191,753
COSMETICS - 0.1%
Colgate-Palmolive Co.	2,720		195,133
Estee Lauder Companies, Inc.	1,071		197,267
			392,400
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Discover Financial Services	2,504		224,709
Santander Consumer USA Holdings, Inc.	7,933		213,477
Synchrony Financial	5,625		201,825
WageWorks, Inc. *	26,982		1,380,669
			2,020,680

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 87.5% (Continued)
ELECTRIC - 0.5%
El Paso Electric Co.	20,674	$1,369,859

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
AMETEK, Inc.	9,569	857,478

ELECTRONICS - 1.2%
Honeywell International, Inc.	18,087	3,119,284
Mettler-Toledo International, Inc. *	246	186,160
		3,305,444
ENGINEERING & CONSTRUCTION - 1.0%
Jacobs Engineering Group, Inc.	31,813	2,624,891

FOOD - 0.8%
Hershey Co.	1,443	218,961
Lamb Weston Holdings, Inc.	3,034	203,642
Mondelez International, Inc.	29,829	1,595,553
Sysco Corp.	2,790	191,310
		2,209,466
GAS - 0.8%
AmeriGas Partners LP	66,877	2,265,793

HEALTHCARE - PRODUCTS - 1.6%
Align Technology, Inc. *	721	150,747
Cooper Companies, Inc.	617	208,176
Danaher Corp.	10,738	1,508,689
Globus Medical, Inc. *	4,872	222,066
ResMed, Inc.	1,643	211,454
Thermo Fisher Scientific, Inc.	6,899	1,915,714
West Pharmaceutical Services, Inc.	1,645	225,809
		4,442,655
HEALTHCARE - SERVICES - 1.4%
Amedisys, Inc. *	1,637	225,726
Centene Corp. *	44,931	2,340,456
Charles River Laboratories International, Inc. *	1,499	201,675
Chemed Corp.	540	218,911
Encompass Health Corp.	3,160	201,734
HCA Healthcare, Inc.	1,450	193,589
Quest Diagnostics, Inc.	1,997	203,854
Universal Health Services, Inc.	1,513	228,251
		3,814,196
HOLDING COMPANIES - DIVERSIFIED - 0.3%
Alberton Acquisition Corp. *	84,727	857,437

HOUSEHOLD PRODUCTS - 0.1%
Clorox Co.	1,267	206,014

HOUSEWARES - 0.1%
Toro Co.	2,952	214,965

INSURANCE - 0.2%
Marsh & McLennan Companies, Inc.	1,975	195,130
Selective Insurance Group, Inc.	2,655	199,656
		394,786
INTERNET - 3.3%
Alibaba Group Holding Ltd. - ADR *	14,440	2,499,708
Alphabet, Inc. *	3,153	3,840,985
Amazon.com, inc. *	1,241	2,316,674
F5 Networks, Inc. *	1,383	202,914
		8,860,281
INVESTMENT COMPANIES - 0.5%
Oaktree Capital Group LLC	28,006	1,418,784

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 87.5% (Continued)
LODGING - 3.7%
Caesars Entertainment Corp. *	700,678	$8,296,028
Wyndham Hotels & Resorts, Inc.	31,072	1,757,122
		10,053,150
MEDIA - 3.6%
Tribune Media Co.	124,703	5,794,948
Walt Disney Co.	28,201	4,033,025
		9,827,973
MINING - 2.0%
Newmont Goldcorp Corp.	147,092	5,371,800

MISCELLANEOUS MANUFACTURING - 0.1%
Hexcel Corp.	2,497	204,155

OIL & GAS - 7.8%
Anadarko Petroleum Corp.	256,144	18,867,567
Royal Dutch Shell PLC - ADR	37,092	2,332,716
		21,200,283
PACKAGING & CONTAINERS - 0.1%
Sonoco Products Co.	3,159	189,635

PHARMACEUTICALS - 5.0%
Allergan PLC	70,260	11,276,730
Elanco Animal Health, inc. *	58,365	1,923,710
Zoetis, Inc.	1,786	205,194
		13,405,634
PIPELINES - 1.5%
Buckeye Partners LP	98,786	4,122,340
Columbia Pipeline Group, Inc. *	84,102	—
		4,122,340
REAL ESTATE INVESTMENT TRUSTS - 1.6%
CoreSite Realty Corp.	1,746	182,998
EastGroup Properties, Inc.	1,704	205,298
Equinix, Inc.	3,581	1,798,020
Lamar Advertising Co.	2,537	205,294
Weyerhaeuser Co.	77,525	1,969,910
Winthrop Realty Trust *	102,617	80,041
		4,441,561
RETAIL - 3.8%
AutoZone, Inc. *	171	192,040
Best Buy Co, Inc.	27,731	2,122,253
Costco Wholesale Corp.	722	199,005
Dollar General Corp.	1,405	188,298
Gap, Inc.	70,001	1,365,020
Home Depot, Inc.	932	199,159
Lululemon Athletica, Inc. *	1,065	203,511
McDonald’s Corp.	948	199,763
O’Reilly Automotive, Inc. *	5,098	1,941,114
Ross Stores, Inc.	1,897	201,139
Starbucks Corp.	2,250	213,052
Target Cop.	2,295	198,288
Texas Roadhouse, Inc.	3,808	210,316
TJX Companies, Inc.	3,605	196,689
Tractor Supply Co.	1,804	196,293
Ulta Beauty, Inc. *	562	196,278
Walmart, Inc.	19,969	2,204,178
		10,226,396

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 87.5% (Continued)
SEMICONDUCTORS - 7.0%
Cypress Semiconductor Corp.	239,392	$5,498,834
Marvell Technology Group Ltd.	61,452	1,613,730
Mellanox Technologies, Inc. *	55,578	6,259,194
Monolithic Power Systems, Inc.	1,416	209,795
NXP Semiconductors NV	28,714	2,968,740
QUALCOMM, Inc.	27,702	2,026,678
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,852	206,841
Texas Instruments, Inc.	1,707	213,392
		18,997,204
SOFTWARE - 13.6%
Akamai Technologies, Inc. *	2,431	214,244
Borqs Technologies, Inc. *	93,231	233,077
Cadence Design Systems, Inc. *	2,713	200,518
Cener Corp.	2,721	194,960
Fair Isaac Corp. *	597	207,410
Fidelity National Information Services, inc.	26,809	3,572,293
Fiserv, Inc. *	139,495	14,706,970
Intuit, Inc.	721	199,941
j2 Global, Inc.	2,297	204,640
Jack Henry & Associates, Inc.	1,443	201,587
Medidata Solutions, Inc. *	21,172	1,934,486
Microsoft Corp.	21,680	2,954,334
Oracle Corp.	23,097	1,300,361
Paychex, Inc.	2,366	196,496
salesforce.com, Inc. *	5,969	922,211
Tableau Software, Inc. *	55,723	9,446,720
VMware, Inc.	1,176	205,200
		36,895,448
TELECOMMUNICATIONS - 1.6%
Acacia Communications, Inc. *	14,710	988,071
Zayo Group Holdings, Inc. *	96,100	3,241,453
		4,229,524
TRANSPORTATION - 1.9%
CSX Corp.	11,360	799,744
Genesee & Wyoming, Inc. *	37,606	4,129,515
United Parcel Service, Inc.	1,919	229,263
		5,158,522

TOTAL COMMON STOCKS (Cost - $231,172,809)		236,832,513

EXCHANGE TRADED FUNDS - 1.9%
Invesco Senior Loan ETF	56,315	1,285,108
SPDR Blackstone / GSO Senior Loan ETF	85,456	3,971,141
TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,360,595)		5,256,249

RIGHTS - 0.0%
Nexstar Broadcasting Group, Inc. *	87,600	4,380
TOTAL RIGHTS (Cost - $26,280)

WARRANTS - 0.0%
Borqs Technologies, Inc. *	105,552	3,694
TOTAL WARRANTS (Cost - $8,254)

	Counterparty	Contracts**	Notional	Exercise Price	Expiration Date
PURCHASED OPTIONS - 0.0%
PURCHASED PUT OPTIONS - 0.0%
S&P 500 Index	JP Morgan	23	$6,957,500	$3,025.00	8/16/2019	129,375
TOTAL PURCHASED OPTIONS (Cost - $66,770)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

		Interest
Security	Shares	Rate	Value
SHORT-TERM INVESTMENT - 27.8%
MONEY MARKET FUND - 27.8%
Fidelity Investments Money Market Fund - Class I	75,241,408	2.19% +	$75,241,408
TOTAL SHORT-TERM INVESTMENT (Cost - $75,241,408)

TOTAL INVESTMENTS - 117.2% (Cost - $311,876,116)			$317,467,619
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.2)%			(46,665,556)
NET ASSETS - 100.0%			$270,802,063

ADR- American Depositary Receipt.

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Purchased Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

+	Variable rate security. Interest rate is as of July 31, 2019.

#	Fair Value estimated using fair value procedures adopted by Board of Trustees. Total Value of such securities is $160,103 or 0.06% of net assets as of July 31, 2019.

~	Less than 0.5 shares.

Security	Counterparty	Contracts**	Notional	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS - (0.1)%
WRITTEN CALL OPTIONS - (0.1)%
Bristol-Myers Squibb Co.	JP Morgan	480	$2,208,000	$46.00	8/16/2019	$12,480
Elanco Animal Health, Inc.	JP Morgan	590	2,006,000	34.00	8/16/2019	43,660
Mosaic Co.	JP Morgan	755	1,736,500	23.00	8/16/2019	184,220
NXP Semiconductors NV	JP Morgan	190	2,014,000	106.00	8/16/2019	26,600
S&P 500 Index	JP Morgan	23	6,957,500	3,025.00	8/16/2019	27,255
TOTAL WRITTEN OPTIONS (Premiums Received - $382,868)						294,215

				Shares
SECURITIES SOLD SHORT * - (43.0)%
AEROSPACE/DEFENSE - (0.1)%
Arconic, Inc.				12,121		303,510

AGRICULTURE - (0.1)%
Archer-Daniels-Midland Co.				7,655		314,467

AIRLINES - (0.1)%
American Airlines Group, Inc.				10,558		322,125

AUTO PARTS & EQUIPMENT - (0.3)%
Autoliv, Inc.				10,759		776,262

BANKS - (1.4)%
BB&T Corp.				61,927		3,191,098
CIT Group, Inc.				6,137		310,225
Popular, Inc.				5,639		324,581
						3,825,904
BEVERAGES - (0.1)%
Molson Coors Brewing Co.				5,734		309,579

BUILDING MATERIALS - (0.5)%
Johnson Controls International PLC				7,429		315,287
Lennox International, Inc.				4,131		1,059,519
						1,374,806
CHEMICALS - (0.5)%
FMC Corp.				3,699		319,668
PPG Industries, Inc.				8,922		1,047,354
						1,367,022
COAL - (0.3)%
SunCoke Energy, Inc.				84,815		643,746

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
SECURITIES SOLD SHORT * - (43.0)% (Continued)
COMMERCIAL SERVICES - (1.2)%
Global Payments, Inc.	17,596	$2,954,720
Quanta Services, Inc.	8,206	307,069
		3,261,789
DIVERSIFIED FINANCIAL SERVICES - (0.1)%
SLM Corp.	32,249	293,788

ELECTRONICS - (0.1)%
Avnet, Inc.	7,218	327,842

ENGINEERING & CONSTRUCTION - (0.4)%
AECOM	8,364	300,686
Jacobs Engineering Group, Inc.	3,644	300,666
KBR, Inc.	12,366	326,215
		927,567
ENTERTAINMENT - (1.3)%
Eldorado Resorts, Inc.	62,992	2,842,199
Madison Square Garden Co.	1,082	313,823
Marriott Vacations Worldwide Corp.	3,166	323,660
		3,479,682
ENVIRONMENTAL CONTROL - (0.1)%
Pentair PLC	8,118	315,060

EQUITY EXCHANGE TRADED FUNDS - (7.8)%
Consumer Discretionary Select Sector SPDR Fund	26,002	3,138,961
Consumer Staples Select Sector SPDR Fund	95,182	5,656,666
Energy Select Sector SPDR Fund	51,992	3,259,898
Health Care Select Sector SPDR Fund	54,822	4,996,477
Industrial Select Sector SPDR Fund	17,429	1,356,325
iShares Expanded Tech-Software Sector ETF	6,014	1,334,867
iShares U.S. Real Estate ETF	15,092	1,349,074
		21,092,268
FOOD - (0.5)%
Kraft Heinz Co.	10,306	329,895
Mondelez International, Inc.	5,705	305,160
Nomad Foods Ltd.	14,108	314,185
Post Holdings, Inc.	2,925	313,619
		1,262,859
FOREST PRODUCTS & PAPER - (0.3)%
International Paper Co.	20,884	917,016

GAS - (0.6)%
UGI Corp.	33,439	1,708,399

HEALTHCARE - PRODUCTS - (0.1)%
Dentsply Sirona, Inc.	5,533	301,272

HOME BUILDERS - (0.1)%
DR Horton, Inc.	6,877	315,861

HOUSEWARES - (0.1)%
Newell Brands, Inc.	20,627	292,697

INSURANCE - (0.7)%
Alleghany Corp.	448	307,207
American International Group, Inc.	5,577	312,256
Assured Guaranty Ltd.	7,116	310,898
AXA Equitable Holdings, Inc.	13,796	310,134
Axis Capital Holdings Ltd.	5,197	330,893
Voya Financial, Inc.	5,497	308,766
		1,880,154

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
SECURITIES SOLD SHORT * - (43.0)% (Continued)
INTERNET - (0.5)%
Facebook, Inc.	4,877	$947,260
FireEye, Inc.	20,345	305,175
		1,252,435
IRON / STEEL - (0.6)%
Nucor Corp.	27,442	1,492,296

LODGING - (0.4)%
Marriott International, Inc.	6,841	951,309

MACHINERY - CONSTRUCTION & MINING - (0.1)%
Caterpillar, Inc.	2,246	295,731

MACHINERY - DIVERSIFIED - (0.8)%
AGCO Corp.	13,661	1,051,897
Cummins, Inc.	4,857	796,548
Deere & Co.	1,880	311,422
		2,159,867
MEDIA - (0.1)%
Liberty Broadband Corp.	2,894	287,982

MINING - (2.0)%
Newmont Goldcorp Corp.	147,092	5,371,800

MISCELLANEOUS MANUFACTURERS - (0.6)%
Illinois Tool Works, Inc.	11,232	1,732,311

OIL & GAS - (1.2)%
Exxon Mobile Corp.	44,110	3,280,020

PHARMACEUTICALS - (1.4)%
Bausch Health Companies, Inc.	13,487	323,283
Bristol-Myers Squibb Co.	75,800	3,366,278
		3,689,561
PRIVATE EQUITY - (0.5)%
Brookfield Asset Management, Inc.	15,081	738,969
KKR & Co., Inc.	11,996	320,893
The Blackstone Group, Inc.	6,818	327,128
		1,386,990
REAL ESTATE - (0.1)%
Howard Hughes Corp.	2,403	324,405

REAL ESTATE INVESTMENT TRUSTS - (1.7)%
AGNC Investment Corp.	17,990	308,349
Annaly Capital Management, Inc.	33,602	320,899
Chimera Investment Corp.	16,293	314,129
Kimco Realty Corp.	77,396	1,486,777
New Residential Investment Corp.	20,331	318,993
Simon Property Group, Inc.	8,112	1,315,766
Starwood Property Trust, Inc.	13,539	314,511
Two Harbors Investment Corp.	23,782	320,106
		4,699,530
RETAIL - (1.1)%
Dunkin’ Brands Group, Inc.	3,858	309,257
Home Depot, Inc.	6,717	1,435,356
Starbucks Corp.	10,592	1,002,956
Wendy’s Co.	16,267	295,897
		3,043,466
RIGHTS - (0.1)%
Celgene Corp.	61,051	131,260

SAVINGS & LOANS - (0.1)%
Sterling Bancorp	14,782	322,987

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2019

Security	Shares	Value
SECURITIES SOLD SHORT * - (43.0)% (Continued)
SEMICONDUCTORS - (0.6)%
Texas Instruments, Inc.	12,677	$1,584,752

SOFTWARE - (13.8)%
Fidelity National Information Services, Inc.	62,403	8,315,200
Fiserv, Inc.	185,458	19,552,837
salesforce.com, Inc.	61,236	9,460,962
		37,328,999
TELECOMMUNICATIONS - (0.1)%
Viavi Solutions, Inc.	21,345	313,131

TRANSPORTATION - (0.4)%
United Parcel Service, Inc.	9,712	1,160,293

TOTAL SECURITIES SOLD SHORT - (Proceeds - $110,516,885)		$116,422,800

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-Income producing security.

**	Each Written Option contract allows the option holder to buy/sell 100 shares of the underlying security at the exercise price.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2019

Security						Shares	Value
EXCHANGE TRADED FUNDS - 29.9%
COMMODITY EXCHANGE TRADED FUNDS - 5.6%
iShares Commodities Select Strategy ETF						71,252	$2,316,403

DEBT EXCHANGE TRADED FUNDS - 4.7%
SPDR Bloomberg Barclays High Yield Bond ETF						17,884	1,942,024

EQUITY EXCHANGE TRADED FUNDS - 19.6%
iShares Currency Hedged MSCI Germany ETF						8,944	237,284
iShares Currency Hedged MSCI Japan ETF						99,319	2,980,563
SPDR S&P 500 ETF Trust						16,163	4,807,361
							8,025,208

TOTAL EXCHANGE TRADED FUNDS (Cost - $10,160,747)							12,283,635

				Exercise		Expiration
	Counter Party	Contracts	Notional	Price		Date
PURCHASED OPTIONS * + - 2.6%
CALL OPTION ON FUTURES PURCHASED - 2.5%
US 10 Year Future	Goldman Sachs	67	103,327	US $112		8/23/2019	1,033,265
							1,033,265
PUT OPTIONS ON FUTURES PURCHASED - 0.1%
S&P 500 E-Mini Option	Goldman Sachs	42	23,940	US $2,575		9/20/2019	11,970
S&P 500 E-Mini Option	Goldman Sachs	41	51,660	US $2,600		10/18/2019	25,830
							37,800

TOTAL PURCHASED OPTIONS (Cost - $902,772)							1,071,065
		Principal		Discount
		Amount ($)		Rate (%)		Maturity
SHORT-TERM INVESTMENTS - 70.9%
U.S. GOVERNMENT SECURITIES - 60.7%
US Treasury Bill ^^		1,225,000		1.9125		9/12/2019	1,222,208
US Treasury Bill		23,773,000		1.9316		9/19/2019	23,709,223
							24,931,431
		Shares		Interest Rate (%)
MONEY MARKET - 10.2%
Morgan Stanley Institutional Liquidity Fund		4,155,613		2.2100	^		4,155,613

TOTAL SHORT-TERM INVESTMENTS - (Cost - $29,082,476)							29,087,044

TOTAL INVESTMENTS - 103.4% (Cost - $40,145,995)							$42,441,744
LIABILITIES LESS OTHER ASSETS - (3.4)%							(1,377,932)
NET ASSETS - 100.0%							$41,063,812

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2019

						Unrealized
					Expiration	Appreciation
Open Futures Contracts **	Counter Party	Contracts	Notional		Date	(Depreciation)
LONG FUTURES CONTRACTS - 0.2%
10 Year Mini JGB Future	Goldman Sachs	67	$9,492,001		9/11/2019	$11,299
Amsterdam Index Future	Goldman Sachs	4	506,660		8/16/2019	(720)
CAN 10 Year Bond Future	Goldman Sachs	12	1,300,476		9/19/2019	(2,408)
FTSE 100 Index Future	Goldman Sachs	53	4,890,231		9/20/2019	84,757
FTSE/MIB Index Future	Goldman Sachs	9	1,071,303		9/20/2019	9,235
Hang Seng Index Future	Goldman Sachs	7	1,241,067		8/29/2019	(20,545)
IBEX 35 Index Future	Goldman Sachs	8	799,778		8/16/2019	(8,099)
MSCI Emerging Markets Future	Goldman Sachs	15	769,200		9/20/2019	13,699
S&P/TSX 60 IX Future	Goldman Sachs	17	2,533,526		9/19/2019	(11,441)
S&P 500 E-mini Future	Goldman Sachs	7	1,043,805		9/20/2019	(1,674)
US 10 Year Note (CBT)	Goldman Sachs	43	5,479,141		9/19/2019	(3,459)
TOTAL FUTURES CONTRACTS PURCHASED						70,644

SHORT FUTURES CONTRACTS - (0.6)%
AUST 10 Year Bond Future	Goldman Sachs	(45)	(4,504,235)		9/16/2019	(61,610)
CAC 40 10 Euro Future	Goldman Sachs	(6)	(368,658)		8/16/2019	5,449
Euro-Bond Future	Goldman Sachs	(48)	(9,356,304)		9/6/2019	(147,542)
Long Gilt Future	Goldman Sachs	(22)	(3,578,164)		9/26/2019	(15,111)
SPI 200 Future	Goldman Sachs	(18)	(2,094,218)		9/19/2019	(36,173)
Swiss Market Index Future	Goldman Sachs	(2)	(200,202)		9/20/2019	1,433
Topix Index Future	Goldman Sachs	(7)	(1,009,625)		9/12/2019	(3,081)
TOTAL FUTURES CONTRACTS SOLD						(256,635)

				Exercise Price		Value
OPTIONS WRITTEN + - (0.1)%
WRITTEN CALL FUTURE OPTIONS - (0.0)%
S&P 500 E-Mini Option	Goldman Sachs	(14)	(2,142,000)	US $3,060	8/9/2019	(875)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,639,250)	US $3,105	8/16/2019	(340)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,613,750)	US $3,075	8/23/2019	(3,188)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,643,500)	US $3,110	9/6/2019	(2,720)
						(7,123)

				Exercise Price		Value
WRITTEN PUT FUTURE OPTIONS - (0.1)%
S&P 500 E-Mini Option	Goldman Sachs	(14)	(1,981,000)	US $2,830	8/9/2019	(2,625)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,431,000)	US $2,860	8/16/2019	(7,395)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,405,500)	US $2,830	8/23/2019	(8,245)
S&P 500 E-Mini Option	Goldman Sachs	(17)	(2,435,250)	US $2,865	9/6/2019	(17,425)
						(35,690)

TOTAL WRITTEN FUTURE OPTIONS - (Premiums Received - $53,632)						(42,813)

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

^	Variable rate security. Interest rate is as of July 31, 2019.

^^	All of this security is segregated as collateral for futures contracts.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 93.1%
AEROSPACE/DEFENSE - 0.2%
UAL 2007-1 Pass Through Trust	$218,877	6.636	7/2/2022	$231,933

AUTO MANUFACTURERS - 0.8%
Allison Transmission, Inc. - 144A	551,000	5.000	10/1/2024	561,855
JB Poindexter & Co., Inc. - 144A	325,000	7.125	4/15/2026	333,125
				894,980
AUTO PARTS & EQUIPMENT - 0.5%
Delphi Technologies PLC - 144A	640,000	5.000	10/1/2025	564,800

BUILDING MATERIALS - 0.7%
Standard Industries, Inc. - 144A	750,000	6.000	10/15/2025	792,188

CHEMICALS - 2.2%
Consolidated Energy Finance SA - 144A	735,000	6.875	6/15/2025	752,456
Neon Holdings, Inc. - 144A	464,000	10.125	4/1/2026	445,440
NOVA Chemicals Corp. - 144A	297,000	5.000	5/1/2025	307,024
OCI NV -144A	563,000	6.625	4/15/2023	588,335
Rayonier AM Products, Inc. - 144A	500,000	5.500	6/1/2024	402,500
				2,495,755
COAL - 0.5%
SunCoke Energy Partners LP - 144A	527,000	7.500	6/15/2025	524,339

COMMERCIAL SERVICES - 4.2%
Ahern Rentals, Inc. - 144A	596,000	7.375	5/15/2023	518,520
Capital Investment Merger Sub 2 LLC - 144A	275,000	10.000	8/1/2024	283,938
Garda World Security Corp. - 144A	715,000	8.750	5/15/2025	734,663
Harsco Corp. - 144A	368,000	5.750	7/31/2027	379,960
Herc Holdings, Inc. - 144A	398,000	5.500	7/15/2027	399,492
Jurassic Holdings III, Inc. - 144A	575,000	6.875	2/15/2021	575,000
Nielsen Finance LLC - 144A	645,000	5.000	4/15/2022	647,225
Prime Security Services Borrower LLC - 144A	631,000	5.250	4/15/2024	645,210
Prime Security Services Borrower LLC - 144A	447,000	5.750	4/15/2026	467,115
				4,651,123
COMPUTERS - 2.3%
Dell International LLC - 144A	1,215,000	6.020	6/15/2026	1,344,392
Diebold Nixdorf, Inc. ^	693,000	8.500	4/15/2024	681,739
Seagate HDD Cayman ^	525,000	4.875	3/1/2024	538,108
				2,564,239
COSMETICS/PERSONAL CARE - 1.0%
Coty, Inc. - 144A	575,000	6.500	4/15/2026	554,875
First Quality Finance Co., Inc. - 144A	600,000	5.000	7/1/2025	610,500
				1,165,375
DISTRIBUTION/WHOLESALE - 0.9%
Anixter, Inc.	319,000	6.000	12/1/2025	348,507
H&E Equipment Services, Inc.	675,000	5.625	9/1/2025	696,094
				1,044,601
DIVERSIFIED FINANCIAL SERVICES - 5.8%
Avolon Holdings Funding Ltd. - 144A	725,000	5.125	10/1/2023	772,198
Avolon Holdings Funding Ltd. - 144A	145,000	5.250	5/15/2024	156,008
Credit Acceptance Corp. - 144A	542,000	6.625	3/15/2026	586,065
Enova International, Inc. - 144A	765,000	8.500	9/1/2024	742,050
Enova International, Inc. - 144A	349,000	8.500	9/15/2025	336,785
Fairstone Financial, Inc. - 144A	442,000	7.875	7/15/2024	456,641
LPL Holdings, Inc. - 144A	775,000	5.750	9/15/2025	806,000
Navient Corp.	982,000	5.625	8/1/2033	824,880
Quicken Loans, Inc. - 144A	875,000	5.750	5/1/2025	907,917
Springleaf Finance Corp.	800,000	6.875	3/15/2025	896,864
				6,485,408

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 93.1% (Continued)
ELECTRIC - 2.0%
Clearway Energy Operating LLC - 144A	$378,000	5.750	10/15/2025	$393,479
Clearway Energy Operating LLC	302,000	5.000	9/15/2026	303,510
NextEra Energy Operating Partners LP - 144A	550,000	4.250	7/15/2024	558,937
Talen Energy Supply LLC - 144A	229,000	7.250	5/15/2027	226,623
Talen Energy Supply LLC - 144A	217,000	6.625	1/15/2028	208,862
Vistra Operations Co. LLC - 144A	535,000	5.000	7/31/2027	549,044
				2,240,455
ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
Energizer Holdings, Inc. - 144A	640,000	6.375	7/15/2026	668,800
EnerSys - 144A ^	794,000	5.000	4/30/2023	813,850
				1,482,650
ELECTRONICS - 0.9%
Ingram Micro, Inc.	925,000	5.450	12/15/2024	952,458

ENERGY - 0.8%
Pattern Energy Group, Inc. - 144A	839,000	5.875	2/1/2024	859,975

ENGINEERING & CONSTRUCTION - 1.5%
Frontdoor, Inc. - 144A	560,000	6.750	8/15/2026	597,800
Tutor Perini Corp. - 144A	650,000	6.875	5/1/2025	639,438
Weekley Homes LLC	404,000	6.000	2/1/2023	406,020
				1,643,258
ENTERTAINMENT - 0.9%
Eldorado Resorts, Inc.	660,000	6.000	9/15/2026	715,849
Twin River Worldwide Holdings, Inc. - 144A	313,000	6.750	6/1/2027	327,085
				1,042,934
ENVIRONMETNAL CONTROLS - 0.3%
Clean Harbors, Inc. - 144A	343,000	4.875	7/15/2027	353,719

FOOD - 3.1%
Albertsons Companies LLC	562,000	5.750	3/15/2025	576,050
JBS USA LLC - 144A	508,000	5.875	7/15/2024	523,240
JBS USA LLC - 144A	272,000	5.750	6/15/2025	281,860
Lamb Weston Holdings, Inc. - 144A	370,000	4.625	11/1/2024	386,565
Land O’Lakes, Inc. - 144A	210,000	7.000	12/29/2049	199,631
Land O’Lakes Capital Trust - 144A	484,000	7.450	3/15/2028	538,450
Pilgrim’s Pride Corp. - 144A	520,000	5.875	9/30/2027	547,950
Post Holdings, Inc. - 144A	430,000	5.500	3/1/2025	448,812
				3,502,558
FOREST PRODUCTS & PAPER - 0.6%
Cascades, Inc. - 144A	183,000	5.500	7/15/2022	185,745
Cascades, Inc. - 144A ^	527,000	5.750	7/15/2023	537,039
				722,784
HEALTHCARE-PRODUCTS - 0.9%
Hologic, Inc. - 144A	525,000	4.375	10/15/2025	529,851
Ortho-Clinical Diagnostics, Inc. - 144A	525,000	6.625	5/15/2022	514,500
				1,044,351
HEALTHCARE-SERVICES - 3.5%
Catalent Pharma Solutions, Inc. - 144A	280,000	5.000	7/15/2027	288,400
Centene Corp.	174,000	4.750	1/15/2025	179,438
Centene Corp. - 144A	547,000	5.375	6/1/2026	579,136
DaVita, Inc.	825,000	5.125	7/15/2024	826,254
HCA, Inc.	1,475,000	5.375	2/1/2025	1,598,841
MPH Acquisition Holdings LLC - 144A	500,000	7.125	6/1/2024	487,480
				3,959,549
HOUSEHOLD PRODUCTS - 0.5%
Central Garden & Pet Co.	600,000	5.125	2/1/2028	601,500

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2019

	Variable	Principal	Interest		Maturity
Security	Rate	Amount	Rate %		Date	Value
BONDS & NOTES - 93.1% (Continued)
INTERNET - 2.7%
Cogent Communications Group, Inc. - 144A		$505,000	5.375		3/1/2022	$528,987
Grubhub Holdings, Inc. - 144A		695,000	5.500		7/1/2027	714,988
Netflix, Inc.		655,000	5.875		2/15/2025	714,684
Netflix, Inc.		994,000	4.375		11/15/2026	1,006,425
						2,965,084
INVESTMENT COMPANIES - 0.5%
FS Energy & Power Fund - 144A		495,000	7.500		8/15/2023	506,138

IRON/STEEL - 1.4%
Cleveland-Cliffs, Inc. - 144A		475,000	4.875		1/15/2024	488,063
Commercial Metals Co.		462,000	5.750		4/15/2026	477,015
Mineral Resources Ltd. - 144A		525,000	8.125		5/1/2027	552,510
						1,517,588
LODGING - 1.3%
Hilton Grand Vacations Borrower LLC		298,000	6.125		12/1/2024	321,095
Wyndham Destinations, Inc.		346,000	4.150		4/1/2024	365,895
Wyndham Destinations, Inc.		175,000	5.750		4/1/2027	186,812
Wynn Macau Ltd. - 144A		560,000	5.500		10/1/2027	565,600
						1,439,402
MACHINERY-CONSTRUCTION/MINING - 0.3%
Terex Corp. - 144A		374,000	5.625		2/1/2025	373,533

MEDIA - 11.6%
Altice Financing SA - 144A		1,090,000	7.500		5/15/2026	1,144,500
Altice Luxembourg SA - 144A		695,000	7.625		2/15/2025	683,734
Belo Corp.		735,000	7.750		6/1/2027	837,900
Belo Corp.		235,000	7.250		9/15/2027	263,200
Block Communications, Inc. - 144A		778,000	6.875		2/15/2025	816,900
CCO Holdings LLC - 144A		232,000	5.875		4/1/2024	241,860
CCO Holdings LLC - 144A		275,000	5.375		5/1/2025	284,625
CCO Holdings LLC - 144A		478,000	5.500		5/1/2026	500,705
CCO Holdings LLC - 144A		378,000	5.000		2/1/2028	388,886
CCO Holdings LLC - 144A		335,000	5.375		6/1/2029	347,981
Charter Communications Operating LLC	3 mo LIBOR + 1.650%	545,000	4.229	+	2/1/2024	556,152
CSC Holdings LLC - 144A		225,000	5.375		7/15/2023	231,323
CSC Holdings LLC		440,000	5.250		6/1/2024	460,350
CSC Holdings LLC - 144A		1,800,000	5.500		4/15/2027	1,890,000
EW Scripps Co. - 144A		854,000	5.125		5/15/2025	858,270
Gray Television, Inc. - 144A		372,000	5.125		10/15/2024	382,695
McGraw-Hill Global Education Holdings LLC - 144A ^		366,000	7.875		5/15/2024	331,230
Sirius XM Radio, Inc. - 144A		1,275,000	4.625		7/15/2024	1,315,545
Sirius XM Radio, Inc. - 144A		342,000	5.375		7/15/2026	358,673
Tribune Media Co.		530,000	5.875		7/15/2022	541,395
UPCB Finance IV Ltd. - 144A		500,000	5.375		1/15/2025	515,000
						12,950,924
MINING - 1.4%
First Quantum Minerals Ltd. - 144A		473,000	7.250		4/1/2023	470,044
FMG Resources (August 2006) Pty Ltd. - 144A		550,000	5.125		3/15/2023	574,063
Freeport-McMoRan, Inc.		525,000	3.875		3/15/2023	527,467
						1,571,574
OIL & GAS - 5.1%
Brazos Valley Longhorn LLC		639,000	6.875		2/1/2025	594,270
Callon Petroleum Co.		565,000	6.375		7/1/2026	553,700
Centennial Resource Production LLC - 144A		525,000	6.875		4/1/2027	514,500
Chaparral Energy, Inc. - 144A ^		926,000	8.750		7/15/2023	537,080
Extraction Oil & Gas, Inc. - 144A		725,000	5.625		2/1/2026	538,689
Hilcorp Energy I LP - 144A		842,000	5.000		12/1/2024	810,425
Lonestar Resources America, Inc. - 144A		521,000	11.250		1/1/2023	489,740
MEG Energy Corp. - 144A		725,000	6.500		1/15/2025	727,719
Noble Holding International Ltd. - 144A		495,000	7.875		2/1/2026	423,844
Southwestern Energy Co.		525,000	7.500		4/1/2026	462,000
						5,651,967

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2019

	Principal	Interest	Maturity
Security	Amount	Rate %	Date	Value
BONDS & NOTES - 93.1% (Continued)
OIL & GAS SERVICES - 2.6%
Calfrac Holdings LP - 144A	$565,000	8.500	6/15/2026	$384,200
Forum Energy Technologies, Inc.	548,000	6.250	10/1/2021	491,830
Hi-Crush Partners LP - 144A	996,000	9.500	8/1/2026	639,930
Nine Energy Service, Inc. - 144A	265,000	8.750	11/1/2023	260,362
Pioneer Energy Service, Inc.	652,000	6.125	3/15/2022	257,540
SESI LLC	725,000	7.750	9/15/2024	438,625
USA Compression Partners LP	366,000	6.875	4/1/2026	382,507
				2,854,994
PACKAGING & CONTAINERS - 3.1%
Ardagh Packaging Finance PLC - 144A	400,000	4.125	8/15/2026	401,500
Crown Americas LLC	300,000	4.500	1/15/2023	310,500
Crown Cork & Seal Co., Inc.	392,000	7.375	12/15/2026	462,560
Intertape Polymer Group, Inc. - 144A	524,000	7.000	10/15/2026	543,650
Owens-Brockway Glass Container, Inc. - 144A	739,000	5.375	1/15/2025	771,331
Sealed Air Corp. - 144A	192,000	5.125	12/1/2024	205,440
Silgan Holdings, inc.	550,000	4.750	3/15/2025	561,000
Trivium Packaging Finance B.V. - 144A	211,000	8.500	8/15/2027	223,194
				3,479,175
PHARMACEUTICALS - 1.6%
Bausch Health Companies, Inc. - 144A	1,235,000	6.125	4/15/2025	1,273,594
Par Pharmaceutical, Inc. - 144A	529,000	7.500	4/1/2027	481,390
				1,754,984
PIPELINES - 4.3%
Antero Midstream Partners LP - 144A	375,000	5.750	3/1/2027	352,508
Cheniere Corpus Christi Holdings LLC	600,000	7.000	6/30/2024	684,012
Cheniere Corpus Christi Holdings LLC	350,000	5.875	3/31/2025	385,910
Cheniere Energy Partners LP	432,000	5.250	10/1/2025	449,289
Genesis Energy LP.	275,000	6.000	5/15/2023	277,062
Genesis Energy LP.	625,000	5.625	6/15/2024	617,187
Holly Energy Partners LP - 144A	525,000	6.000	8/1/2024	549,938
SemGroup Corp.	428,000	5.625	7/15/2022	423,185
SemGroup Corp.	475,000	5.625	11/15/2023	459,562
Summit Midstream Holdings LLC	675,000	5.500	8/15/2022	651,375
				4,850,028
REAL ESTATE - 2.1%
Greystar Real Estate Partners LLC - 144A	641,000	5.750	12/1/2025	657,025
Kennedy-Wilson, Inc.	935,000	5.875	4/1/2024	959,329
Newmark Group, Inc.	679,000	6.125	11/15/2023	729,576
				2,345,930
REAL ESTATE INVESTMENT TRUSTS - 5.8%
CTR Partnership LP	604,000	5.250	6/1/2025	626,650
ESH Hospitality, Inc. - 144A	700,000	5.250	5/1/2025	721,875
GLP Capital LP	550,000	5.375	4/15/2026	599,841
Hat Holdings I LLC - 144A	321,000	5.250	7/15/2024	338,254
Iron Mountain, Inc. - 144A	980,000	4.875	9/15/2027	977,550
iStar, Inc.	250,000	6.000	4/1/2022	256,875
iStar, Inc.	733,000	5.250	9/15/2022	746,685
MGM Growth Properties Operating Partnership LP - 144A	261,000	5.750	2/1/2027	281,948
MPT Operating Partnership LP	569,000	5.000	10/15/2027	590,338
Sabra Health Care LP	792,000	5.125	8/15/2026	829,684
Starwood Property Trust, Inc.	544,000	4.750	3/15/2025	553,411
				6,523,111
RETAIL - 2.6%
Brinker International, Inc. - 144A	547,000	5.000	10/1/2024	560,675
Conn’s, Inc.	709,000	7.250	7/15/2022	709,000
EG Global Finance PLC - 144A	605,000	6.750	2/7/2025	609,538
FirstCash, Inc. - 144A	400,000	5.375	6/1/2024	415,012
Lithia Motors, Inc. - 144A	586,000	5.250	8/1/2025	607,242
				2,901,467
SEMICONDUCTORS - 0.5%
Amkor Technology, Inc. - 144A	531,000	6.625	9/15/2027	556,552

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2019

	Principal	Interest		Maturity
Security	Amount	Rate %		Date	Value
BONDS & NOTES - 93.1% (Continued)
SOFTWARE - 2.1%
CDK Global, Inc.	$539,000	5.875		6/15/2026	$575,383
Donnelley Financial Solutions, Inc.	723,000	8.250		10/15/2024	753,727
Rackspace Hosting, Inc. - 144A ^	465,000	8.625		11/15/2024	427,800
SS&C Technologies, Inc. - 144A	557,000	5.500		9/30/2027	580,324
					2,337,234
TELECOMMUNICATIONS - 8.7%
Altice France SA - 144A	875,000	7.375		5/1/2026	934,609
Altice France SA - 144A	213,000	8.125		2/1/2027	232,436
C&W Senior Financing Designated Activity Co. - 144A	633,000	6.875		9/15/2027	664,682
CenturyLink, Inc.	1,435,000	7.500		4/1/2024	1,574,468
Frontier Communications Corp.	1,170,000	8.750		4/15/2022	713,700
Frontier Communications Corp.	199,000	7.625		4/15/2024	110,704
Frontier Communications Corp. - 144A	305,000	8.500		4/1/2026	298,808
Hughes Satellite Systems Corp.	646,000	6.625		8/1/2026	698,300
Intelsat Jackson Holdings SA	769,000	5.500		8/1/2023	712,286
Sprint Corp.	2,911,000	7.875		9/15/2023	3,253,043
Telesat LLC - 144A	491,000	8.875		11/15/2024	531,507
					9,724,543

TOTAL BONDS & NOTES (Cost - $103,243,318)					104,125,160
	Shares
SHORT-TERM INVESTMENT - 6.4%
MONEY MARKET FUND - 6.4%
First American Government Obligations Fund - Class Z	7,179,879	2.200	+		7,179,879
TOTAL SHORT-TERM INVESTMENT (Cost - $7,179,879)

COLLATERAL FOR SECURITIES LOANED - 2.2%
HSBC US Government Money Market Fund - Class Institutional #	666,864	2.286	+		666,864
Morgan Stanley Institutional Liquidity Fund Prime Portfolio - Class Institutional # ~	1,747,000	2.363	+		1,748,223
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,413,864)					2,415,087

TOTAL INVESTMENTS - 101.7% (Cost - $112,837,061)					$113,720,126
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%					(1,948,974)
NET ASSETS - 100.0%					$111,771,152

LIBOR - Longdon Inter-Bank Offered Rate

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

^	All or a portion of these securities are on loan. Total loaned securities had a value of $2,366,456 at July 31, 2019.

+	Variable rate security. Interest rate is as of July 31, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2019 the total market value of 144A securities is $64,033,611 or 57.29% of net assets.

~	Floating NAV

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2019

Security	Variable Rate	Principal Amount		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 31.9%
AUTO MANUFACTURERS - 0.6%
BMW Finance NV		200,000	EUR	0.7500		4/15/2024	$231,766

BANKS - 14.2%
ABN AMRO Bank NV		200,000	EUR	6.3750		4/27/2021	247,540
AIB Group PLC		150,000	EUR	2.2500		7/3/2025	179,148
Banco Santander SA		200,000	EUR	1.1250		1/17/2025	232,907
Banque Federative du Credit Mutuel SA		200,000	EUR	2.6250		3/18/2024	250,924
Bayerische Landesbank		300,000	EUR	0.2500		9/4/2024	345,067
BPCE SA		200,000	EUR	4.6250		7/18/2023	260,716
Cooperatieve Rabobank UA		200,000	EUR	1.3750		2/3/2027	245,121
Credit Agricole SA/London		200,000	EUR	1.8750		12/20/2026	247,309
HSBC Holdings PLC	3M Euro LIBOR + 1.36%	350,000	EUR	1.5000	+	12/4/2024	413,192
ING Bank NV	Euro 5 Year Swap Rate + 2.25%	200,000	EUR	3.6250	+	2/25/2026	235,382
KBC Group NV	Euro 5 Year Swap Rate + 1.98%	200,000	EUR	2.3750	+	11/25/2024	224,215
Landesbank Baden-Wuerttemberg		500,000	EUR	0.3750		2/27/2025	579,483
Landesbank Hessen-Thueringen Girozentrale		500,000	EUR	0.5000		9/25/2025	584,779
Lloyds Bank PLC		200,000	EUR	6.5000		3/24/2020	231,816
Nederlandse Waterschapsbank NV		200,000	EUR	1.5000		4/27/2038	264,010
Royal Bank of Scotland Group PLC	3M Euro LIBOR + 1.08%	150,000	EUR	1.7500	+	3/2/2026	171,160
UBS Group Funding Switzerland AG		200,000	EUR	1.2500		9/1/2026	238,662
Westpac Banking Corp		500,000	EUR	0.3750		3/5/2023	568,108
							5,519,539
BEVERAGES - 2.2%
Anheuser-Busch InBev SA/NV		300,000	EUR	0.8750		3/17/2022	343,713
Heineken NV		200,000	EUR	3.5000		3/19/2024	260,722
Pernod Richard SA		200,000	EUR	1.5000		5/18/2026	241,862
							846,297
CHEMICALS - 1.5%
Air Liquide Finance SA		500,000	EUR	0.7500		6/13/2024	583,907

ELECTRIC - 4.6%
EDP Finance BV		250,000	EUR	1.5000		11/22/2027	304,139
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	246,474
Engie SA		300,000	EUR	2.3750		5/19/2026	389,211
Iberdrola Finanzas SAU		200,000	EUR	1.0000		3/7/2025	236,639
Innogy Finance BV		250,000	EUR	1.0000		4/13/2025	294,426
Orsted A/S		250,000	EUR	1.5000		11/26/2029	309,681
							1,780,570
ENGINEERING & CONSTRUCTION - 0.4%
Heathrow Funding Ltd.		100,000	GBP	7.1250		2/14/2024	150,792

FOOD - 0.6%
Danone SA		200,000	EUR	0.7090		11/3/2024	232,678

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2019

Security	Variable Rate	Principal Amount		Interest Rate %	Maturity Date	Value
CORPORATE BONDS & NOTES - 31.9% (Continued)
INSURANCE - 0.9%
Great-West Lifeco, Inc.		300,000	EUR	2.5000	4/18/2023	$367,359

MINING - 0.6%
Anglo American Capital PLC		200,000	EUR	3.2500	4/3/2023	249,431

MULTI-NATIONAL - 0.7%
European Investment Bank		200,000	EUR	1.1250	9/15/2036	254,212

OIL & GAS - 2.6%
BG Energy Capital PLC		350,000	EUR	1.2500	11/21/2022	408,076
BP Capital Markets PLC		350,000	EUR	0.8300	9/19/2024	406,806
Saudi Arabian Oil Co. - 144A		200,000	USD	3.5000	4/16/2029	204,792
						1,019,674
PHARMACEUTICALS - 1.1%
GlaxoSmithKline Capital PLC		350,000	EUR	1.2500	5/21/2026	422,354

REITS - 0.6%
Westfield America Management Ltd.		200,000	GBP	2.1250	3/30/2025	251,256

TELECOMMUNICATIONS - 0.7%
Deutsche Telekom International Finance BV		250,000	EUR	0.6250	4/3/2023	286,419

WATER - 0.6%
Veolia Environnement SA		200,000	EUR	1.4960	11/30/2026	246,537

TOTAL CORPORATE BONDS & NOTES (Cost - $13,259,208)						12,442,791

FOREIGN GOVERNMENT BONDS - 65.1%
Canadian Government Bond		160,000	CAD	5.0000	6/1/2037	184,002
Canadian Government Bond		280,000	CAD	3.5000	12/1/2045	292,642
Colombia Government International Bond		200,000	EUR	3.8750	3/22/2026	265,331
Dominican Republic International Bond		150,000	USD	6.0000	7/19/2028	164,627
French Republic Government Bond OAT		750,000	EUR	0.5000	5/25/2029	891,403
French Republic Government Bond OAT		70,000	EUR	1.2500	5/25/2034	90,283
French Republic Government Bond OAT		290,000	EUR	4.5000	4/25/2041	596,610
French Republic Government Bond OAT - 144A		50,000	EUR	2.0000	5/25/2048	74,735
Hungary Government International Bond		400,000	USD	5.3750	3/25/2024	448,680
Indonesia Government International Bond - 144A		400,000	EUR	2.1500	7/18/2024	478,512
Indonesia Treasury Bond		5,400,000,000	IDR	7.0000	5/15/2027	382,357
Indonesia Treasury Bond		2,450,000,000	IDR	6.1250	5/15/2028	161,586
Ireland Government Bond		130,000	EUR	5.4000	3/13/2025	191,574
Ireland Government Bond		50,000	EUR	0.9000	5/15/2028	60,292
Ireland Government Bond		130,000	EUR	1.3000	5/15/2033	161,110
Italy Buoni Poliennali Del Tesoro		250,000	EUR	1.0000	7/15/2022	283,576
Italy Buoni Poliennali Del Tesoro		240,000	EUR	4.5000	3/1/2024	312,339
Italy Buoni Poliennali Del Tesoro		255,000	EUR	3.7500	9/1/2024	324,951
Italy Buoni Poliennali Del Tesoro		750,000	EUR	2.8000	12/1/2028	934,905
Italy Buoni Poliennali Del Tesoro - 144A		235,000	EUR	5.0000	9/1/2040	371,501

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2019

Security	Variable Rate	Principal Amount		Interest Rate %		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 65.1% (Continued)
Japan Government Forty Year Bond		9,850,000	JPY	0.8000		3/20/2058	$104,010
Japan Government Ten Year Bond		179,000,000	JPY	0.1000		6/20/2026	1,689,388
Japan Government Ten Year Bond		17,400,000	JPY	0.1000		12/20/2028	164,620
Japan Government Thirty Year Bond		93,850,000	JPY	2.0000		9/20/2041	1,191,745
Japan Government Thirty Year Bond		53,450,000	JPY	1.5000		3/20/2045	637,828
Japan Government Thirty Year Bond		53,800,000	JPY	0.5000		9/20/2046	519,082
Japan Government Twenty Year Bond		224,150,000	JPY	1.9000		9/20/2023	2,248,206
Japan Government Twenty Year Bond		108,300,000	JPY	2.1000		12/20/2027	1,194,634
Japan Government Twenty Year Bond		122,150,000	JPY	1.7000		9/20/2033	1,393,634
Japan Government Twenty Year Bond		24,800,000	JPY	1.5000		6/20/2034	278,090
Japan Government Twenty Year Bond		9,800,000	JPY	0.7000		9/20/2038	99,007
Kazakhstan Government International Bond		400,000	USD	5.1250		7/21/2025	451,153
Kingdom of Belgium Government Bond - 144A		130,000	EUR	5.0000		3/28/2035	250,371
Korea Treasury Bond		785,000,000	KRW	2.3750		12/10/2028	719,559
Mexican Bonos		3,270,000	MXN	5.7500		3/5/2026	157,780
New Zealand Government Bond		1,200,000	NZD	3.0000		4/20/2029	903,638
Norway Government Bond - 144A		8,650,000	NOK	2.0000		4/26/2028	1,038,707
Portugal Obrigacoes do Tesouro OT - 144A		100,000	EUR	4.1250		4/14/2027	145,655
Qatar Government International Bond - 144A		350,000	USD	4.0000		3/14/2029	381,980
Republic of Austria Government Bond - 144A		190,000	EUR	2.4000		5/23/2034	282,953
Republic of Austria Government Bond - 144A		150,000	EUR	1.5000		2/20/2047	211,303
Russian Federal Bond - OFZ		26,500,000	RUB	6.9000		5/23/2029	410,259
Spain Government Bond		900,000	EUR	0.4000		4/30/2022	1,026,943
Spain Government Bond - 144A		450,000	EUR	1.4500		4/30/2029	559,402
Spain Government Bond - 144A		250,000	EUR	1.9500		7/30/2030	326,423
Spain Government Bond - 144A		140,000	EUR	4.2000		1/31/2037	243,889
United Kingdom Gilt		350,000	GBP	4.2500		6/7/2032	605,017
United Kingdom Gilt		185,000	GBP	4.5000		12/7/2042	374,684
United Kingdom Gilt		125,000	GBP	3.2500		1/22/2044	215,289
United Kingdom Gilt		70,000	GBP	4.2500		12/7/2055	159,394
United Kingdom Gilt		20,000	GBP	4.0000		1/22/2060	45,647
United Kingdom Gilt		70,000	GBP	3.5000		7/22/2068	155,327
Uruguay Government International Bond		450,000	USD	4.3750		10/27/2027	491,348
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $23,528,220)							25,347,981

WHOLE LOAN COLLATERAL - 0.9%
Bankinter 10 FTA	3M Euro LIBOR + 0.16%	83,453	EUR	0.0001	+	6/21/2043	92,680
Dutch Property Finance 2017-1 BV	3M Euro LIBOR + 0.68%	207,938	EUR	0.3020	+	1/28/2048	232,111
Fondo de Titulizacion de Activos Santander Hipotecario 2	3M Euro LIBOR + 0.15%	36,282	EUR	0.0001	+	1/18/2049	39,978
TOTAL WHOLE LOAN COLLATERAL (Cost - $366,797)							364,769

		Shares
SHORT - TERM INVESTMENT - 1.2%
MONEY MARKET FUND - 1.2%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class		471,069		2.1900	+		471,069
TOTAL SHORT-TERM INVESTMENT (Cost - $471,069)

TOTAL INVESTMENTS - 99.1% (Cost - $37,625,294)							$38,626,610
OTHER ASSETS LESS LIABILITIES - 0.9%							329,659
NET ASSETS - 100.0%							$38,956,269

CAD - Canadian Dollar	IDR - Indonesian Rupiah	MXN - Mexican Peso	RUB - Russian Ruble
EUR - Euro	JPY - Japanese Yen	NOK - Norwegian Krone	USD - US Dollar
GBP - United Kingdom Pound	KRW - South Korean Won	NZD - New Zealand Dollar

+	Variable rate security. Interest rate is as of July 31, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $4,570,223 or 11.7% of net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2019

Futures Contracts *	Counterparty	Contracts	Notional	Expiration	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED - 0.3%
EURO-BUXL 30 Year BondFuture	Credit Suisse	11	$2,559,463	9/6/2019	$105,964
Japan 10 Year Bond (OSE) Future	Credit Suisse	1	1,416,532	9/12/2019	1,568
Long Gilt Future	Credit Suisse	6	975,863	9/26/2019	6,044
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED					113,576

FUTURES CONTRACTS SOLD - (0.3)%
Australian 10 Year Bond Future	Credit Suisse	(3)	(300,282)	9/16/2019	(2,691)
EURO-BOBL Future	Credit Suisse	(49)	(7,365,144)	9/6/2019	(52,078)
EURO-BUND Future	Credit Suisse	(14)	(2,728,922)	9/6/2019	(48,000)
EURO-SCHATZ Future	Credit Suisse	(1)	(125,063)	9/6/2019	(17)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD					(102,786)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS					$10,790

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based.

While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

Portfolio Composition ** - (Unaudited)
Japan	24.7%	Germany	4.7%
France	10.6%	Norway	2.7%
Britain	10.4%	Indonesia	2.6%
Spain	7.1%	New Zealand	2.3%
Netherlands	5.8%	Other Countries	23.3%
Italy	5.8%	Total	100.00%

**	Based on total value of investments as of July 31, 2019.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2019

As of July 31, 2019 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Purchased		Market Value		(Depreciation)
To Sell USD and To Buy:
Australian Dollar		9/12/2019	Citigroup	$1,822,071		$1,257,697		$(16,594)
British Pound		9/12/2019	Citigroup	962,132		1,180,503		(44,021)
Canadian Dollar		9/12/2019	Citigroup	1,870,314		1,425,444		23,553
Danish Krone		9/12/2019	Citigroup	1,582,576		236,832		(6,373)
Euro		9/12/2019	Barclays	819,636		915,682		(11,142)
Euro		9/12/2019	Citigroup	2,104,726		2,351,361		(46,167)
Japanese Yen		9/12/2019	Citigroup	336,325,698		3,107,321		(22,779)
New Zealand Dollar		9/12/2019	Citigroup	164,362		108,576		(593)
Norwegian Krone		9/12/2019	Citigroup	148,000		16,872		(636)
Swiss Franc		9/12/2019	Barclays	575,184		583,297		(4,134)
Brazilian Real		10/16/2019	Citigroup	4,524,000		1,195,270		36,696
China Yuan Renminbi		10/16/2019	Barclays	1,063,000		154,187		(551)
China Yuan Renminbi		10/16/2019	Citigroup	4,873,000		706,824		(1,638)
Czech Koruna		10/16/2019	Citigroup	1,121,861		48,716		(1,100)
Hungary Forint		10/16/2019	Citigroup	14,302,000		46,116		(1,236)
Indonesian Rupiah		10/16/2019	Citigroup	6,468,486,000		457,607		6,054
Mexican Peso		10/16/2019	Citigroup	920,708		47,885		(3)
Polish Zloty		10/16/2019	Barclays	421,790		109,792		(1,241)
Polish Zloty		10/16/2019	Citigroup	150,000		39,045		(436)
Russian Ruble		10/16/2019	Citigroup	5,860,000		91,445		740
Singapore Dollar		10/16/2019	Barclays	165,000		120,693		(1,129)
South Korean Won		10/16/2019	Citigroup	160,835,552		136,284		(313)
Thai Baht		10/16/2019	Citigroup	6,706,000		218,449		(779)
								$(93,822)

								Unrealized
		Settlement		Local Currency		U.S. Dollar		Appreciation
Foreign Currency		Date	Counterparty	Amount Sold		Market Value		(Depreciation)
To Buy USD and To Sell:
British Pound		9/12/2019	Citigroup	$(575,446)		$(706,052)		$29,177
Canadian Dollar		9/12/2019	Citigroup	(76,000)		(57,923)		49
Euro		9/12/2019	Barclays	(366,727)		(409,700)		1,481
Euro		9/12/2019	Citigroup	(4,343,444)		(4,852,415)		60,449
Japanese Yen		9/12/2019	Citigroup	(111,867,884)		(1,033,550)		7,314
New Zealand Dollar		9/12/2019	Citigroup	(1,359,598)		(898,138)		3,471
Norwegian Krone		9/12/2019	Citigroup	(1,322,656)		(150,782)		2,555
Brazilian Real		10/16/2019	Barclays	(1,606,000)		(424,316)		(2,073)
Russian Ruble		10/16/2019	Barclays	(25,803,311)		(402,659)		(1,912)
								$100,511

				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Australian Dollar	New Zealand Dollar	9/12/2019	Citigroup	$471,000	$(493,731)	$325,111	$(326,155)	$(1,043)
Swiss Franc	Euro	9/12/2019	Citigroup	34,966	(31,323)	35,459	(34,993)	466
Danish Krone	Euro	9/12/2019	Citigroup	825,531	(110,557)	123,541	(123,512)	28
Euro	Swiss Franc	9/12/2019	Citigroup	184,916	(206,431)	206,585	(209,343)	(2,758)
Euro	Danish Krone	9/12/2019	Citigroup	186,870	(1,395,384)	208,768	(208,819)	(51)
Euro	Norwegian Krone	9/12/2019	Citigroup	730,633	(7,187,605)	816,250	(819,383)	(3,133)
British Pound	Euro	9/12/2019	Citigroup	635,804	(714,719)	780,109	(798,471)	(18,362)
Swiss Franc	Euro	9/12/2019	Citigroup	2,839,558	(267,650)	296,930	(299,014)	(2,084)
								$(26,937)

Net Unrealized Loss on Forward Currency Contracts								$(20,248)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.0%
AEROSPACE/DEFENSE - 2.6%
Lockheed Martin Corp	2,303	$834,078
Northrop Grumman Corp.	3,862	1,334,591
		2,168,669
AIRLINES - 1.5%
Delta Air Lines, Inc.	20,598	1,257,302

APPAREL - 0.9%
PVH Corp.	8,754	778,406

AUTO PARTS & EQUIPMENT - 0.4%
BorgWarner, Inc.	9,757	368,815

BANKS - 10.5%
Bank of America Corp.	93,081	2,855,725
JPMorgan Chase & Co.	28,713	3,330,708
State Street Corp.	16,513	959,240
SunTrust Banks, Inc.	16,629	1,107,492
Wells Fargo & Co.	12,381	599,364
		8,852,529
BEVERAGES - 1.7%
PepsiCo, Inc.	11,527	1,473,266

BIOTECHNOLOGY - 1.7%
Biogen, Inc. *	2,435	579,092
Gilead Sciences, Inc.	13,441	880,654
		1,459,746
BUILDING MATERIALS - 0.8%
Owens Corning	11,028	639,624

CHEMICALS - 2.4%
Air Products & Chemicals, Inc.	6,008	1,371,446
Huntsman Corp.	32,725	672,499
		2,043,945
COMMERCIAL SERVICES - 0.8%
Quanta Services, Inc.	18,417	689,164

COSMETICS / PERSONAL CARE - 3.0%
Procter & Gamble Co.	21,565	2,545,533

DIVERSIFIED FINANCIAL SERVICES - 5.6%
American Express Co.	5,967	742,116
Charles Schwab Corp.	19,528	844,000
Discover Financial Services	14,530	1,303,922
E*TRADE Financial Corp.	18,239	889,881
Intercontinental Exchange, Inc.	11,368	998,792
		4,778,711
ELECTRIC - 5.2%
American Electric Power Co., Inc.	17,025	1,494,965
DTE Energy Co.	8,970	1,140,177
Xcel Energy, Inc.	29,473	1,756,885
		4,392,027
ELECTRONICS - 1.1%
Honeywell International, Inc.	5,169	891,446

ENVIRONMENTAL CONTROL - 1.7%
Waste Management, Inc.	11,991	1,402,947

FOOD - 2.2%
Mondelez International, Inc.	21,042	1,125,537
Tyson Foods, Inc.	9,275	737,362
		1,862,899
Security	Shares	Value
HEALTHCARE-PRODUCTS - 5.1%
Danaher Corp.	5,598	$786,519
Hill-Rom Holdings, Inc.	5,292	564,339
Medtronic PLC	18,241	1,859,488
Thermo Fisher Scientific, Inc.	3,958	1,099,057
		4,309,403
HEALTHCARE-SERVICES - 0.9%
UnitedHealth Group, Inc.	2,865	713,414

INSURANCE - 5.8%
Allstate Corp.	7,458	800,989
Berkshire Hathaway, Inc. *	4,668	958,947
Hartford Financial Services Group, Inc.	22,028	1,269,474
Prudential Financial, Inc.	10,388	1,052,408
Travelers Cos., Inc.	5,184	760,078
		4,841,896
INTERNET - 1.2%
Alphabet, Inc. *	828	1,008,670

LEISURE TIME - 1.6%
Royal Caribbean Cruises Ltd.	11,774	1,369,787

MACHINERY- DIVERSIFIED - 1.1%
Caterpillar, Inc.	7,132	939,070

MEDIA - 5.2%
Comcast Corp.	42,205	1,821,990
Discovery, Inc. *	39,521	1,197,882
Walt Disney Co.	9,499	1,358,452
		4,378,324
MISCELLANEOUS MANUFACTURING - 1.0%
Ingersoll-Rand PLC	6,541	808,860

OIL & GAS - 9.2%
Chevron Corp.	16,530	2,035,008
ConocoPhillips	18,775	1,109,227
Diamondback Energy, Inc.	10,597	1,096,048
EOG Resources, Inc.	10,196	875,327
Helmerich & Payne, Inc.	12,078	600,035
Marathon Petroleum Corp.	18,876	1,064,418
Phillips 66	9,122	935,552
		7,715,615
PHARMACEUTICALS - 7.1%
Allergan PLC	4,698	754,029
Cigna Corp.	4,602	781,972
Eli Lilly & Co.	6,719	732,035
Merck & Co., Inc.	17,844	1,480,873
Pfizer, Inc.	57,539	2,234,815
		5,983,724
REITS - 5.2%
Alexandria Real Estate Equities, Inc.	3,302	483,281
AvalonBay Communities, Inc.	3,066	640,150
Boston Properties, Inc.	8,403	1,117,179
Equity LifeStyle Properties, Inc.	4,684	581,987
Highwoods Properties, Inc.	10,037	454,977
Prologis, Inc.	13,645	1,099,923
		4,377,497
SEMICONDUCTORS - 3.6%
Broadcom, Inc.	4,607	1,335,984
Intel Corp.	14,081	711,794
ON Semiconductor Corp. *	43,896	944,203
		2,991,981

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.0% (Continued)
SOFTWARE - 1.9%
Microsoft Corp.	6,346	$864,769
Oracle Corp.	12,453	701,104
		1,565,873
TELECOMMUNICATIONS - 7.0%
AT&T, Inc.	61,336	2,088,491
Cisco Systems, Inc.	26,153	1,448,876
Verizon Communications, Inc.	42,711	2,360,637
		5,898,004

TOTAL COMMON STOCKS (Cost - $65,373,223)		82,507,147

SHORT - TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
Invesco STIT-Treasury Portfolio Institutional Class - 2.15% + (Cost - $1,924,208)	1,924,208	1,924,208
Value

TOTAL INVESTMENTS - 100.3% (Cost - $67,297,431)	$84,431,355
LIABILITIES LESS OTHER ASSETS - (0.3)%	(219,773)
NET ASSETS - 100.0%	$84,211,582

PLC - Public Limited Company

REITS - Real Estate Investment Trust

*	Non-income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

Portfolio Composition * - (Unaudited)
Financial	27.1%	Technology	5.4%
Consumer, Non-cyclical	22.5%	Utilities	5.2%
Communications	13.4%	Consumer, Cyclical	4.5%
Energy	9.1%	Basic Materials	2.4%
Industrial	8.1%	Others	2.3%
		Total	100.0%

*	Based on total value of investments as of July 31, 2019.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2019

Security	Shares		Value
COMMON STOCKS - 96.6%
BIOTECHNOLOGY - 4.8%
Illumina, Inc. *	12,667		$3,792,247
Vertex Pharmaceuticals, Inc. *	9,442		1,573,226
			5,365,473
COMMERCIAL SERVICES - 10.8%
PayPal Holdings, Inc. *	40,685		4,491,624
S&P Global, Inc.	9,811		2,403,204
Square, Inc. *	32,579		2,619,677
TransUnion	30,872		2,555,893
			12,070,398
DIVERSIFIED FINANCIAL SERVICES - 14.1%
Mastercard, Inc.	28,864		7,858,801
Visa, Inc.	44,226		7,872,228
			15,731,029
HEALTHCARE-PRODUCTS - 8.1%
Align Technology, Inc. *	7,422		1,551,792
Edwards Lifesciences Corp. *	17,803		3,789,369
Intuitive Surgical, Inc. *	7,093		3,684,884
			9,026,045
INTERNET - 16.4%
Alibaba Group Holding Ltd. - ADR *	14,184		2,455,392
Alphabet, Inc. *	3,013		3,665,857
Amazon.com, Inc. *	4,135		7,719,135
Facebook, Inc. *	17,644		3,426,994
Zendesk, Inc. *	12,000		1,002,720
			18,270,098
PHARMACEUTICALS - 2.0%
DexCom, Inc. *	14,479		2,271,321

RETAIL - 7.0%
Burlington Stores, Inc. *	22,537		4,073,563
Ulta Beauty, Inc. *	10,548		3,683,889
			7,757,452
SEMICONDUCTORS - 2.5%
NVIDIA Corp.	16,724		2,821,673

SOFTWARE - 30.9%
Adobe, Inc. *	11,700		3,496,662
Autodesk, Inc. *	27,512		4,296,549
Microsoft Corp.	44,638		6,082,820
Salesforce.com, Inc. *	34,367		5,309,702
ServiceNow, Inc. *	17,566		4,872,633
Splunk, Inc. *	18,086		2,447,217
Veeva Systems, Inc. *	26,088		4,327,999
Workday, Inc. *	17,888		3,577,242
			34,410,824

TOTAL COMMON STOCKS (Cost - $58,809,250)			107,724,313
		Interest Rate
SHORT-TERM INVESTMENT - 3.5%
MONEY MARKET FUND - 3.5%
Treasury Obligations Portfolio - Institutional Class	3,841,838	2.08% +	3,841,838
TOTAL SHORT-TERM INVESTMENT (Cost - $3,841,838)

TOTAL INVESTMENTS - 100.1% (Cost - $62,651,088)			$111,566,151
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(84,867)
NET ASSETS - 100.0%			$111,481,284

ADR - American Depositary Receipt.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.3%
AEROSPACE / DEFENSE - 0.3%
CAE, Inc.	800	$21,568
Leonardo SpA	7,050	86,333
Safran SA	1,991	287,482
		395,383
AGRICULTURE - 0.2%
Imperial Brands PLC	6,138	156,853
Swedish Match AB	2,569	98,713
		255,566
AIRLINES - 0.5%
Deutsche Lufthansa AG	5,684	90,601
International Consolidated Airlines Group SA - ADR	3,800	38,874
International Consolidated Airlines Group SA	19,902	102,949
International Consolidated Airlines Group SA	15,197	78,737
Qantas Airways Ltd.	74,134	290,882
Turk Hava Yollari AO *	1	2
		602,045
APPAREL - 1.9%
adidas AG	3,228	1,034,851
Burberry Group PLC - ADR	17,909	496,975
Gildan Activewear, Inc.	4,100	161,417
Kering SA	1,154	599,500
Pou Chen Corp. *	92,000	113,216
		2,405,959
AUTO MANUFACTURERS - 0.9%
Chongqing Changan Automobile Co Ltd. *	112,500	47,329
Hino Motors Ltd.	12,300	98,870
Kia Motors Corp.	11,634	428,538
Porsche Automobil Holding SE - ADR ^	21,800	142,790
Porsche Automobil Holding SE	3,193	210,499
Renault SA	3,188	178,847
		1,106,873
AUTO PARTS & EQUIPMENT - 1.1%
Cie Generale des Etablissements Michelin SCA	1,588	176,564
Continental AG	2,093	288,619
Hankook Tire Co Ltd. *	7,314	190,637
Hyundai Mobis Co Ltd.	553	111,901
Magna International, Inc.	8,385	422,772
Schaeffler AG	12,065	89,474
Weichai Power Co Ltd.	61,000	93,991
		1,373,958
BANKS - 5.8%
Agricultural Bank of China Ltd.	1,016,000	411,265
Akbank T.A.S. *	141,161	189,486
Banco do Brasil SA *	16,900	221,794
Banco Santander Mexico SA	398,200	571,637
Bank Leumi Le-Israel BM	52,425	382,954
Bank of China Ltd. - ADR	1,468	14,812
Bank of China Ltd.	1,784,000	724,484
Bank of Communications Co Ltd.	384,000	279,388
Bank Pan Indonesia Tbk PT *	263,200	26,937
BNP Paribas SA	3,158	148,649
China CITIC Bank Corp Ltd	397,000	219,962
China Construction Bank Corp. - ADR	10,869	166,948
China Everbright Bank Co., Ltd.	475,000	213,622
China Merchants Bank Co Ltd	83,000	411,187
China Minsheng Banking Corp Ltd.	288,500	198,728
Danske Bank A/S - ADR	8,900	65,593
Erste Group Bank AG - ADR	5,100	92,616
Security	Shares	Value
BANKS - 5.8% (Continued)
Grupo Aval Acciones y Valores SA	365,672	$139,383
Grupo Financiero Banorte SAB de CV - ADR	3,128	78,450
Grupo Financiero Banorte SAB de CV	7,500	37,879
Industrial & Commercial Bank of China Ltd. - ADR	20,230	271,284
Industrial & Commercial Bank of China Ltd.	815,000	547,328
Intesa Sanpaolo SpA	32,743	71,427
Royal Bank of Canada	443	34,957
Sberbank of Russia PJSC - ADR *	38,755	579,387
Societe Generale SA	9,676	238,381
Turkiye Garanti Bankasi AS *	66,475	117,323
Turkiye Is Bankasi AS *	81,167	90,684
UniCredit SpA	26,976	319,466
VTB Bank PJSC - ADR	180,587	240,723
Yapi ve Kredi Bankasi AS *	184,313	90,031
		7,196,765
BEVERAGES - 1.7%
Carlsberg A/S	4,757	653,550
Cia Cervecerias Unidas SA	22,882	322,174
Coca-Cola HBC AG	3,447	119,736
Davide Campari-Milano SpA	13,931	130,313
Diageo PLC - ADR	3,139	523,836
Tsingtao Brewery Co., Ltd.	60,000	350,936
		2,100,545
BUILDING MATERIALS - 0.5%
AGC, Inc.	5,700	174,937
Asia Cement Corp.	113,000	151,136
China Resources Cement Holdings Ltd.	136,000	124,294
Cie de Saint-Gobain	4,573	176,198
		626,565
CHEMICALS - 1.5%
Covestro AG	7,604	344,932
Hanwha Chemical Corp. *	6,809	106,550
Hitachi Chemical Co Ltd. *	9,200	252,075
KCC Corp.	920	188,618
Nitto Denko Corp.	3,200	157,912
Sasol Ltd. - ADR ^	6,763	146,622
Shin-Etsu Chemical Co., Ltd.	6,800	693,719
		1,890,428
COAL - 0.2%
China Shenhua Energy Co., Ltd. - ADR	7,400	58,460
China Shenhua Energy Co., Ltd.	70,500	139,281
Indo Tambangraya Megah Tbk PT	90,900	108,605
		306,346
COMMERCIAL SERVICES - 2.7%
Adyen NV *	211	160,350
Ashtead Group PLC	11,360	314,513
Brambles Ltd. - ADR	12,000	215,520
Brambles Ltd.	25,057	225,903
China Conch Venture Holdings Ltd	37,000	127,324
Cielo SA	48,300	92,939
COSCO SHIPPING Ports Ltd.	70,000	61,005
Experian PLC	20,616	629,560
Guangdong Provincial Expressway Development Co., Ltd. *	185,600	147,374
Recruit Holdings Co Ltd.	3,100	105,182
RELX PLC	8,912	212,829
RELX PLC	42,562	1,016,800
Sichuan Expressway Co Ltd.	400,000	121,031
		3,430,330

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.3% (Continued)
COMPUTERS - 3.3%
CGI, Inc. *	7,890	$606,978
Check Point Software Technologies Ltd. * ^	2,581	288,943
Chicony Electronics Co., Ltd. *	144,000	366,163
Compal Electronics, Inc.	276,000	168,627
Computershare Ltd.	25,961	281,867
Eastern Communications Co., Ltd. *	205,700	99,147
Fujitsu Ltd.	13,400	1,047,786
Lenovo Group Ltd. - ADR	4,300	69,703
NTT Data Corp. *	28,900	380,217
Obic Co., Ltd.	1,100	117,437
Phison Electronics Corp. *	25,000	244,765
Quanta Computer, Inc.	224,000	411,683
		4,083,316
COSMETICS / PERSONAL CARE - 2.2%
Kao Corp.	4,900	358,314
L’Oreal SA	2,925	787,150
Unilever NV	23,629	1,377,542
Unilever PLC	4,648	281,554
		2,804,560
DISTRIBUTION / WHOLESALE - 0.8%
Ferguson PLC - ADR	11,100	82,806
Hanwha Corp. *	12,423	248,681
Marubeni Corp.	9,000	58,459
Mitsubishi Corp.	9,800	263,673
Sumitomo Corp.	22,200	330,071
		983,690
DIVERSIFIED FINANCIAL SERVICES - 2.8%
ASX Ltd.	9,208	561,398
B3 SA - Brasil Bolsa Balcao	35,500	399,099
Banco BTG Pactual SA	5,000	79,732
BNK Financial Group, Inc.	31,712	187,064
Central China Securities Co., Ltd.	46,000	9,717
China Merchants Securities Co., Ltd.	91,200	105,278
CI Financial Corp.	12,758	198,781
CITIC Securities Co., Ltd.	3,500	6,683
Deutsche Boerse AG	3,126	436,468
Far East Horizon Ltd.	233,000	216,721
GF Securities Co Ltd. *	80,600	90,399
Hana Financial Group, Inc.	10,225	299,287
Hargreaves Lansdown PLC	7,275	186,091
Huatai Securities Co., Ltd.	52,200	84,571
Investec Ltd. *	42,643	246,595
ORIX Corp.	11,800	168,742
Yuanta Financial Holding Co., Ltd. *	498,000	279,013
		3,555,639
ELECTRIC - 4.5%
Centrais Eletricas Brasileiras SA *	37,200	387,562
China Resources Power Holdings Co., Ltd.	42,000	60,314
Chubu Electric Power Co., Inc.	3,500	49,611
Cia Energetica de Minas Gerais - ADR	5,214	19,083
E.ON SE	63,103	632,065
Enel Americas SA	1,507,008	249,719
Enel Chile SA	829,780	75,532
Enel SpA *	254,343	1,749,925
Engie Brasil Energia SA	32,500	417,025
Engie SA - ADR	29,600	451,992
Iberdrola SA	49,219	469,660
Interconexion Electrica SA ESP	86,852	472,707
Kansai Electric Power Co., Inc.	2,400	29,698
PGE Polska Grupa Energetyczna SA *	48,055	110,655
Terna Rete Elettrica Nazionale SpA	31,819	194,894
Tokyo Electric Power Co. Holdings, Inc. *	51,200	247,571
		5,618,013
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Brother Industries Ltd.	10,100	179,179
Delta Electronics, Inc. *	76,000	366,863
Dongfang Electric Corp., Ltd.	125,800	75,594
		621,636
ELECTRONICS - 1.3%
Hoya Corp.	10,600	814,439
Kyocera Corp.	11,600	708,389
LG Display Co., Ltd. *	11,340	137,784
Security	Shares	Value
ELECTRONICS - 1.3% (Continued)
Yokogawa Electric Corp.	1,400	$25,105
		1,685,717
ENERGY-ALTERNATE SOURCES - 0.2%
TPI Polene Power PCL	252,500	49,260
Xinyi Solar Holdings Ltd.	372,000	204,232
		253,492
ENGINEERING & CONSTRUCTION - 0.4%
China Communications Services Corp., Ltd.	80,000	55,699
CIMIC Group Ltd.	12,013	302,231
Enka Insaat ve Sanayi AS	1	1
Sydney Airport	26,607	153,068
		510,999
FOOD - 2.5%
Associated British Foods PLC - ADR	2,400	71,400
CJ CheilJedang Corp. *	362	36,455
Coles Group Ltd. *	43,616	426,820
JBS SA *	15,500	102,575
Koninklijke Ahold Delhaize NV	8,613	196,757
Nestle SA	12,792	1,363,305
Uni-President China Holdings Ltd.	223,000	263,763
Want Want China Holdings Ltd.	350,000	272,221
WH Group Ltd.	167,500	163,045
Wm Morrison Supermarkets PLC	29,595	70,364
Yihai International Holding Ltd.	37,000	196,335
		3,163,040
FOOD SERVICE - 0.3%
Compass Group PLC - ADR	16,490	417,362

FOREST PRODUCTS & PAPER- 0.1%
Shandong Chenming Paper Holdings Ltd. *	191,300	89,709

GAS - 0.7%
National Grid PLC - ADR	4,852	249,587
Naturgy Energy Group SA	12,697	323,486
Tokyo Gas Co., Ltd.	11,200	280,124
		853,197
HAND / MACHINE TOOLS - 0.3%
Fuji Electric Co., Ltd.	4,400	134,686
Techtronic Industries Co., Ltd. - ADR	5,200	194,844
		329,530
HEALTHCARE - PRODUCTS - 2.2%
Getinge AB	12,450	183,971
Hengan International Group Co., Ltd. - ADR	1,239	46,463
Koninklijke Philips NV - ADR	1,300	60,827
Koninklijke Philips NV *	25,356	1,196,343
Olympus Corp.	27,600	301,515
Smith & Nephew PLC - ADR	7,638	347,071
Smith & Nephew PLC	27,710	631,630
Sonova Holding AG - ADR	1,170	53,750
		2,821,570
HEALTHCARE - SERVICES - 0.1%
Fresenius Medical Care AG & Co. KGaA	2,425	168,929

HOLDING COMPANIES-DIVERSIFIED - 0.1%
Financiere de Tubize SA	1,115	76,142
Haci Omer Sabanci Holding AS *	1	1
		76,143
HOME BUILDERS - 0.2%
Daiwa House Industry Co., Ltd.	4,700	133,894
Taylor Wimpey PLC	36,241	71,496
		205,390
HOME FURNISHINGS - 0.4%
Arcelik AS *	1	3
LG Electronics, Inc.	2,286	125,180
Nien Made Enterprise Co., Ltd.	16,000	122,849
Panasonic Corp.	30,200	255,156
		503,188

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.3% (Continued)
HOUSEHOLD PRODUCTS/WARES - 0.3%
Henkel AG & Co. KGaA	1,172	$110,747
Henkel AG & Co. KGaA	2,593	268,923
		379,670
INFORMATION SERVICES - 0.5%
Thomson Reuters Corporation ^	9,300	624,681

INSURANCE - 9.1%
Aegon NV - ADR	52,148	256,568
Aegon NV	7,616	37,748
Allianz SE	8,507	1,985,113
Assicurazioni Generali SpA	30,414	570,510
AXA SA	30,706	777,902
BB Seguridade Participacoes SA	5,400	46,658
China Life Insurance Co., Ltd. *	203,000	517,092
China Life Insurance Co., Ltd.	118,348	97,530
China Pacific Insurance Group Co., Ltd.	184,000	784,873
China Reinsurance Group Corp.	568,000	99,831
CNP Assurances	14,352	298,345
Dai-ichi Life Holdings, Inc.	17,800	262,197
Great-West Lifeco, Inc.	6,831	150,754
Japan Post Holdings Co., Ltd.	27,900	274,032
Manulife Financial Corp.	25,492	460,895
MS&AD Insurance Group Holdings, Inc.	20,500	673,291
Muenchener Rueckversicherungs-Gesellschaft AG	1,737	416,334
New China Life Insurance Co., Ltd.	22,400	111,113
NN Group NV	19,673	743,409
People’s Insurance Co. Group of China Ltd.	206,000	86,420
Porto Seguro SA	21,900	303,187
QBE Insurance Group Ltd.	58,616	503,494
Sompo Holdings, Inc.	6,000	248,970
Sony Financial Holdings, Inc.	13,400	325,284
Sun Life Financial, Inc.	10,254	424,413
T&D Holdings, Inc.	12,000	135,025
Tokio Marine Holdings, Inc.	15,400	819,067
		11,410,055
INTERNET - 1.1%
Auto Trader Group PLC	48,367	319,689
Shopify, Inc. *	1,477	469,509
Trend Micro, Inc.	5,400	235,917
Wix.com Ltd. *	2,000	297,040
		1,322,155
INVESTMENT COMPANIES - 0.2%
Grupo de Inversiones Suramericana SA	6,016	58,470
Grupo de Inversiones Suramericana SA	52	543
Itausa - Investimentos Itau SA	50,738	168,830
		227,843
IRON / STEEL - 0.3%
POSCO	1,122	211,477
Severstal PJSC - ADR	9,665	155,510
		366,987
LEISURE TIME - 0.1%
Giant Manufacturing Co., Ltd.	23,000	175,559

LODGING - 0.6%
Galaxy Entertainment Group Ltd.	11,000	74,883
InterContinental Hotels Group PLC - ADR ^	4,862	341,069
NagaCorp., Ltd.	66,000	99,210
Sands China Ltd. - ADR	2,000	97,400
Shanghai Jinjiang International Hotels Development Co., Ltd. *	48,300	93,702
		706,264
MACHINERY CONSTRUCTION & MINING - 1.4%
Hitachi Ltd. - ADR	1,793	127,186
Hitachi Ltd.	21,200	753,131
Mitsubishi Electric Corp.	49,500	647,786
Mitsubishi Heavy Industries Ltd.	5,000	206,664
		1,734,767
Security	Shares	Value
MACHINERY - DIVERSIFIED - 1.0%
Atlas Copco AB	13,464	$369,915
CNH Industrial NV	51,375	523,205
Doosan Corp.	914	58,539
GEA Group AG - ADR	1,000	24,860
Hexagon AB	5,836	284,775
Shanghai Mechanical and Electrical Industry Co., Ltd. *	25,400	43,510
		1,304,804
MEDIA - 1.2%
ProSiebenSat.1 Media SE - ADR	11,700	36,972
Vivendi SA	21,438	598,884
Wolters Kluwer NV *	12,437	906,712
		1,542,568
MINING - 5.9%
Anglo American PLC	46,438	1,145,750
BHP Group Ltd.	38,130	1,058,034
BHP Group Ltd. - ADR	1,882	103,378
BHP Group PLC - ADR	8,300	396,242
BHP Group PLC	36,022	864,790
Boliden AB	11,569	264,216
Glencore PLC - ADR	8,716	55,870
Glencore PLC	116,121	374,936
MMC Norilsk Nickel PJSC - ADR	3,591	83,024
Newcrest Mining Ltd.	15,245	370,847
Rio Tinto Ltd.	9,035	609,464
Rio Tinto PLC - ADR ^	29,192	1,666,279
Rio Tinto PLC	4,296	244,267
South32 Ltd.	26,158	56,098
Teck Resources Ltd.	5,885	121,003
		7,414,198
MISCELLANEOUS MANUFACTURING - 1.3%
China Railway Signal & Communication Corp., Ltd.	45,000	30,044
FUJIFILM Holdings Corp.	12,400	588,904
Siemens AG	9,321	1,020,301
		1,639,249
OFFICE / BUSINESS EQUIPMENT - 0.5%
Konica Minolta, Inc.	62,900	522,295
Seiko Epson Corp. - ADR	7,800	56,628
		578,923
OIL & GAS - 5.5%
China Petroleum & Chemical Corp.	1,550,000	995,148
CNOOC Ltd. - ADR ^	2,441	403,571
CNOOC Ltd.	371,000	611,711
Eni SpA	60,128	944,708
Equinor ASA - ADR ^	10,861	193,434
Gazprom PJSC - ADR	30,800	225,148
Gazprom PJSC - ADR	67,456	495,397
LUKOIL PJSC - ADR	14,183	1,167,545
Petrobras Distribuidora SA	42,700	298,807
PetroChina Co., Ltd. - ADR *	8,450	448,442
PetroChina Co., Ltd.	328,000	173,978
Repsol SA	37,035	590,801
Tatneft PJSC - ADR	841	58,685
Tourmaline Oil Corp.	21,648	286,849
		6,894,224
PHARMACEUTICALS - 8.5%
Astellas Pharma, Inc.	39,200	556,639
AstraZeneca PLC - ADR ^	21,482	932,534
Bayer AG	5,883	383,239
Eisai Co., Ltd.	1,800	97,478
Eisai Co., Ltd. - ADR	800	43,200
GlaxoSmithKline PLC - ADR	22,900	945,312
Novartis AG	21,381	1,969,624
Novo Nordisk A/S - ADR	3,302	158,232
Novo Nordisk A/S	16,055	775,451
Orion Oyj	3,797	130,647
Roche Holding AG - ADR	13,300	446,215
Roche Holding AG	11,030	2,965,916
Sanofi	7,170	600,944
Shionogi & Co., Ltd.	8,000	443,797
UCB SA	3,051	239,282
		10,688,510

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 98.3% (Continued)
PRIVATE EQUITY - 0.6%
3i Group PLC	51,117	$693,533

REAL ESTATE - 0.7%
CK Asset Holdings Ltd.	32,500	244,380
Daito Trust Construction Co., Ltd.	700	90,446
Hang Lung Group Ltd.	37,000	95,042
Hysan Development Co., Ltd.	49,000	233,445
Pakuwon Jati Tbk PT	1,723,100	90,022
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. *	5,032	5,741
Wharf Real Estate Investment Co., Ltd.	17,000	107,245
		866,321
REIT - 0.6%
Fortress REIT Ltd.	148,565	120,913
Goodman Group	9,196	93,738
H&R REAL ESTATE INV-REIT UTS *	2,721	46,996
Link REIT	38,000	441,999
Scentre Group	34,108	93,648
		797,294
RETAIL - 1.7%
Alimentation Couche-Tard, Inc.	9,403	579,296
CCC SA *	1,507	58,585
Chow Tai Fook Jewellery Group Ltd.	177,000	169,003
Cie Financiere Richemont SA - ADR	22,374	191,074
Domino’s Pizza Enterprises Ltd.	2,026	53,752
Hennes & Mauritz AB	16,983	298,202
HUGO BOSS AG	1,080	68,271
Kingfisher PLC - ADR	1,800	9,810
Kingfisher PLC	130,026	353,467
Lao Feng Xiang Co., Ltd.	18,100	63,368
Pandora A/S - ADR	4,800	45,984
Truworths International Ltd.	53,897	236,169
		2,126,981
SEMICONDUCTORS - 6.0%
Advantest Corp.	2,400	92,604
ASML Holding NV	3,956	886,589
MediaTek, Inc.	36,000	360,080
Nanya Technology Corp.	54,000	126,352
Samsung Electronics Co., Ltd. - ADR ++	375	295,125
Samsung Electronics Co., Ltd.	67,400	2,552,756
Samsung Electronics Co., Ltd.	8,550	264,424
SK Hynix, Inc. *	14,214	909,897
STMicroelectronics NV	8,951	164,545
STMicroelectronics NV - ADR ^	7,300	133,225
STMicroelectronics NV	1,057	19,484
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	25,781	1,099,044
Taiwan Semiconductor Manufacturing Co., Ltd. *	35,000	287,807
Tokyo Electron Ltd.	1,200	203,649
United Microelectronics Corp. *	185,000	82,139
		7,477,720
SOFTWARE - 3.1%
Amadeus IT Group SA	7,687	604,188
Constellation Software, Inc.	300	286,873
Dassault Systemes SE - ADR	1,011	154,329
Dassault Systemes SE	550	84,148
Konami Holdings Corp.	5,600	238,078
Micro Focus International PLC	20,549	435,819
Open Text Corp.	4,000	170,520
Oracle Corp. Japan	2,500	207,986
Sage Group PLC	16,965	148,957
SAP SE	11,373	1,398,228
Xero Ltd. *	3,984	176,769
		3,905,895
TELECOMMUNICATIONS - 4.6%
China Mobile Ltd. - ADR	13,263	565,004
China Telecom Corp., Ltd. - ADR ^	5,000	223,700
China Unicom Hong Kong Ltd. - ADR	22,552	221,009
Deutsche Telekom AG *	54,760	902,214
Hikari Tsushin, Inc. *	1,500	331,370
KDDI Corp.	12,300	321,561
Koninklijke KPN NV	19,522	55,988
Nice Ltd. - ADR *	1,319	201,438
Nippon Telegraph & Telephone Corp.	14,800	669,263
Security			Shares	Value
TELECOMMUNICATIONS - 4.6% (Continued)
Nokia OYJ *			96,562	$523,445
NTT DOCOMO, Inc.			15,800	379,593
Telecom Italia SpA - ADR *			37,978	211,158
Telecom Italia SpA - ADR			7,800	41,184
Telefonaktiebolaget LM Ericsson *			12,773	116,239
Telefonaktiebolaget LM Ericsson			13,184	116,169
Telefonica Brasil SA *			3,000	41,612
Telefonica SA			103,506	793,652
				5,714,599
TEXTILES - 0.2%
Far Eastern New Century Corp.			246,000	232,737

TRANSPORTATION - 2.5%
Aurizon Holdings Ltd.			56,206	222,391
Canadian National Railway Co.			6,832	649,928
Canadian Pacific Railway Ltd.			3,561	849,619
Deutsche Post AG			9,907	325,509
East Japan Railway Co.			6,100	560,325
West Japan Railway Co.			5,800	475,712
				3,083,484
WATER - 0.6%
Aguas Andinas SA			456,664	256,701
Cia de Saneamento Basico do Estado de Sao Paulo *			36,000	508,627
				765,328

TOTAL COMMON STOCKS (Cost - $115,711,985)				123,110,232

EXCHANGE TRADED FUND - 0.6%
EQUITY FUND - 0.6%
iShares MSCI EAFE ETF ^			8,948	576,699
iShares MSCI Eurozone ETF ^			2,600	100,061
TOTAL EXCHANGE TRADED FUND (Cost - $611,549)				676,760

WARRANT- 0.0%
Barito Pacific TBK PT * ++			35,722	5,033
TOTAL WARRANTS (Cost - $0)

PREFERRED STOCKS - 0.4%	Interest Rate		Principal Amount
BANKS - 0.4%
Banco Bradesco SA *	0.000		58,900	542,257
TOTAL PREFERRED STOCKS (Cost - $578,511)

			Shares
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
Fidelity Institutional Money Market Fund -
Government Portfolio - Institutional Class	2.190	+	251,543	251,543
TOTAL SHORT-TERM INVESTMENT (Cost - $251,543)

COLLATERAL FOR SECURITIES LOANED - 4.3%
Mount Vernon Prime Portfolio, 2.45% + # (Cost - $5,431,573)			5,431,573	5,431,573

TOTAL INVESTMENTS - 103.8% (Cost - $122,585,161)				$130,017,398
LIABILITIES LESS OTHER ASSETS - (3.8)%				(4,817,469)
NET ASSETS - 100.0%				$125,199,929

^	All or a portion of these securities are on loan. Total loaned securities had a value of $5,247,927 at July 31, 2019.

*	Non-income producing security.

ADR - American Depositary Receipt.

NV - Non-Voting

REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of July 31, 2019.

++	The Advisor or Trustees have determined these securities to be illiquid. On July 31, 2019, these securities amounted to $300,158 or 0.2% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2019

Portfolio Composition * - (Unaudited)
Japan	13.8%	South Korea	4.9%
Britain	12.0%	Australia	4.8%
China	8.3%	France	4.3%
Germany	8.0%	Taiwan	3.6%
Switzerland	6.1%	Other Countries **	29.1%
Canada	5.1%	Total	100.0%

*	Based on total value of investments as of July 31, 2019.

**	Includes collateral for securities loaned as of July 31, 2019.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2019

Security	Shares	Value
REITS - 98.1%
APARTMENTS - 22.6%
American Homes 4 Rent	94,152	$2,279,420
AvalonBay Communities, Inc.	15,540	3,244,597
Equity Residential	41,100	3,242,379
Invitation Homes, Inc.	59,830	1,643,530
Mid-America Apartment Communities, Inc.	22,468	2,647,629
		13,057,555
DIVERSIFIED - 26.2%
American Tower Corp.	15,950	3,375,339
Crown Castle International Corp.	19,530	2,602,568
Equinix, Inc.	6,142	3,083,898
Gaming and Leisure Properties, Inc.	25,720	969,901
New Residential Investment Corp.	84,309	1,322,808
SBA Communications Corp. *	4,988	1,224,105
VICI Properties, Inc.	81,971	1,749,261
Weyerhaeuser Co.	33,470	850,473
		15,178,353
FINANCE - MORTGAGE LOAN/BANKER - 2.2%
TPG RE Finance Trust, Inc.	65,460	1,292,835

HEALTHCARE - 9.0%
Medical Properties Trust, Inc.	54,860	960,050
National Health Investors, Inc.	9,200	730,296
Ventas, Inc.	12,722	856,063
Welltower, Inc.	32,162	2,673,305
		5,219,714
HOTELS - 3.9%
Host Hotels & Resorts, Inc.	81,850	1,423,371
Park Hotels & Resorts, Inc.	31,172	823,253
		2,246,624
OFFICE - 9.5%
Alexandria Real Estate Equities, Inc.	6,426	940,509
Boston Properties, Inc.	19,370	2,575,242
Kilroy Realty Corp.	24,993	1,985,944
		5,501,695
REGIONAL MALLS - 2.1%
Simon Property Group, Inc.	7,541	1,223,150

SHOPPING CENTERS - 5.5%
Regency Centers Corp.	31,784	2,119,993
Weingarten Realty Investors	38,600	1,077,326
		3,197,319
SINGLE FAMILY - 7.9%
Agree Realty Corp.	20,570	1,375,104
National Retail Properties, Inc.	28,773	1,503,102
STORE Capital Corp.	50,220	1,718,026
		4,596,232
WAREHOUSE/INDUSTRIAL - 9.2%
First Industrial Realty Trust, Inc.	41,072	1,568,540
Prologis, Inc.	36,720	2,959,999
Rexford Industrial Realty, Inc.	18,614	770,620
		5,299,159

TOTAL REITS (Cost - $47,696,109)		56,812,636

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund (Continued)
July 31, 2019

Security	Shares	Interest Rate	Value
SHORT-TERM INVESTMENT - 3.6%
MONEY MARKET FUND - 3.6%
Fidelity Investments Money Market - Class I	2,072,475	2.19% +	$2,072,475
TOTAL SHORT-TERM INVESTMENT (Cost - $2,072,475)

TOTAL INVESTMENTS - 101.7% (Cost - $49,768,584)			$58,885,111
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%			(995,969)
TOTAL NET ASSETS - 100.00%			$57,889,142

REITS - Real Estate Investment Trusts

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 99.7%
AUTO MANUFACTURERS - 1.1%
Wabash National Corp.	38,000	$601,540

AUTO PARTS & EQUIPMENT - 0.8%
Tower International, Inc.	13,138	404,650

BANKS - 18.1%
Atlantic Capital Bancshares, Inc. *	16,300	299,757
BancFirst Corp.	4,660	271,865
Bancorp, Inc. *	31,318	303,158
BankUnited, Inc.	15,452	531,703
Banner Corp.	9,940	589,044
CenterState Bank Corp.	20,400	496,128
Central Pacific Financial Corp.	16,920	498,632
First Interstate BancSystem, Inc.	11,970	479,159
First Midwest Bancorp, Inc.	26,000	562,380
Flagstar Bancorp, Inc.	18,012	621,054
Hancock Whitney Corp.	11,500	477,480
Heartland Financial USA, Inc.	12,060	579,965
Heritage Commerce Corp.	23,000	284,510
Independent Bank Corp.	17,780	386,537
International Bancshares Corp.	14,000	526,820
National Bank Holdings Corp.	10,610	384,931
Simmons First National Corp.	21,200	545,900
Texas Capital Bancshares, Inc. *	9,750	613,568
TriCo Bancshares	7,833	295,696
TrustCo Bank Corp. NY	23,000	186,300
United Community Banks, Inc.	23,300	668,710
		9,603,297
BIOTECHNOLOGY - 0.3%
AMAG Pharmaceuticals, Inc. *	17,900	147,854

BUILDING MATERIALS - 1.4%
Continental Building Products, Inc. *	15,000	368,700
Masonite International Corp. *	6,800	362,440
		731,140
CHEMICALS - 1.4%
Koppers Holdings, Inc. *	6,523	178,078
Minerals Technologies, Inc.	10,298	548,368
		726,446
COMMERCIAL SERVICES - 5.2%
Aaron’s, Inc.	14,740	929,357
CBIZ, Inc. *	18,320	428,138
FTI Consulting, Inc. *	7,200	752,040
K12, Inc. *	22,120	660,282
		2,769,817
COMPUTERS - 0.7%
MTS Systems Corp.	6,410	369,344

COSMETICS/PERSONAL CARE - 1.5%
Edgewell Personal Care Co.*	13,268	403,745
elf Beauty, Inc. *	25,000	414,750
		818,495
DISTRIBUTION/WHOLESALE - 1.1%
WESCO International, Inc.*	11,371	576,965

DIVERSIFIED FINANCIAL SERVICES - 1.9%
Boston Private Financial Holdings, Inc.	33,500	386,590
Piper Jaffray Cos.	7,740	598,302
		984,892
Security	Shares	Value
ELECTRIC - 3.5%
PNM Resources, Inc.	14,780	$734,123
Portland General Electric Co.	13,980	766,803
Unitil Corp.	6,400	374,848
		1,875,774
ELECTRONICS - 2.9%
Coherent, Inc. *	1,400	194,390
Comtech Telecommunications Corp.	14,000	416,640
Jabil, Inc.	22,000	679,360
Vishay Precision Group, Inc. *	5,574	227,085
		1,517,475
FOOD - 0.9%
Fresh Del Monte Produce, Inc.	16,300	494,379

GAS - 1.2%
Spire, Inc.	7,450	613,955

HAND / MACHINE TOOLS - 1.0%
Regal Beloit Corp.	6,400	509,568

HEALTHCARE - PRODUCTS - 2.0%
Integer Holdings Corp.*	6,500	568,945
Lantheus Holdings, Inc.*	20,600	465,972
		1,034,917
HEALTHCARE - SERVICES - 1.4%
Magellan Health, Inc. *	6,821	479,789
Providence Service Corp. *	5,010	279,257
		759,046
HOME BUILDERS- 1.3%
Taylor Morrison Home Corp. *	31,210	702,849

HOME FURNISHINGS - 1.7%
Ethan Allen Interiors, Inc.	17,790	366,118
Sleep Number Corp. *	10,400	511,368
		877,486
HOUSEHOLD PRODUCTS/WARES - 0.9%
ACCO Brands Corp.	46,227	452,100

INSURANCE - 5.4%
American Equity Investment Life Holding Co.	19,600	505,680
Assured Guaranty Ltd.	12,430	543,067
Essent Group Ltd.*	12,920	596,387
Mercury General Corp.	11,033	625,681
Selective Insurance Group, Inc.	7,900	594,080
		2,864,895
IRON / STEEL - 0.8%
Schnitzer Steel Industries, Inc.	16,527	440,114

LODGING - 1.4%
Hilton Grand Vacations, Inc. *	12,000	392,400
Marcus Corp.	10,620	371,594
		763,994
METAL FABRICATE / HARDWARE - 2.5%
AZZ, Inc.	8,300	386,614
Rexnord Corp. *	21,000	615,090
TriMas Corp. *	10,330	309,797
		1,311,501
MISCELLANEOUS MANUFACTURING - 0.7%
Lydall, Inc. *	16,800	396,480

OFFICE FURNISHINGS - 0.7%
HNI Corp.	10,600	362,944

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 99.7% (Continued)
OIL & GAS - 2.9%
Bonanza Creek Energy, Inc. *	14,000	$305,200
CVR Energy, Inc.	7,300	387,411
Penn Virginia Corp. *	16,000	547,840
Whiting Petroleum Corp. *	16,900	298,792
		1,539,243
OIL & GAS SERVICES - 4.0%
Archrock, Inc.	47,000	516,060
Exterran Corp. *	16,272	222,113
Helix Energy Solutions Group, Inc. *	56,700	496,692
Newpark Resources, Inc. *	54,207	413,599
ProPetro Holding Corp. *	26,000	471,380
		2,119,844
PACKAGING & CONTAINERS - 1.1%
Silgan Holdings, Inc.	18,800	565,128

PHARMACEUTICALS - 0.8%
Anika Therapeutics, Inc. *	8,033	442,538

REITS - 14.1%
Alexander & Baldwin, Inc.	24,000	564,240
Arbor Realty Trust, Inc.	39,800	485,162
Columbia Property Trust, Inc.	29,128	638,777
Corporate Office Properties Trust	21,900	611,448
Hersha Hospitality Trust	27,920	436,110
Ladder Capital Corp.	30,520	513,652
Lexington Realty Trust	56,489	557,546
Piedmont Office Realty Trust, Inc.	28,000	582,680
Preferred Apartment Communities, Inc.	31,522	456,754
QTS Realty Trust, Inc.	15,195	703,225
Rexford Industrial Realty, Inc.	19,500	807,300
RLJ Lodging Trust	31,400	542,592
STAG Industrial, Inc.	19,100	567,652
		7,467,138
RETAIL - 3.4%
Conn’s, Inc. *	13,136	273,229
Denny’s Corp. *	22,200	501,498
Habit Restaurants, Inc. *	24,000	240,000
Sonic Automotive, Inc.	17,000	468,690
Zumiez, Inc.	13,400	331,918
		1,815,335
SAVINGS & LOANS - 1.6%
OceanFirst Financial Corp.	11,300	275,720
WSFS Financial Corp.	13,023	551,785
		827,505
Security	Shares	Value
SEMICONDUCTORS - 3.3%
Axcelis Technologies, Inc.*	13,500	$216,675
Diodes, Inc. *	14,987	638,446
Rambus, Inc. *	37,480	467,001
Synaptics, Inc. *	14,000	450,520
		1,772,642
SOFTWARE - 1.9%
ManTech International Corp.	6,523	448,652
MicroStrategy, Inc. *	3,960	541,451
		990,103
TELECOMMUNICATIONS - 0.7%
United States Cellular Corp. *	8,040	385,036

TRANSPORTATION - 3.2%
Covenant Transportation Group, Inc. *	12,120	204,222
Echo Global Logistics, Inc. *	20,195	425,307
Hub Group, Inc. *	13,100	594,085
Marten Transport Ltd.	23,000	461,610
		1,685,224
WATER - 0.9%
SJW Group	7,635	495,435

TOTAL COMMON STOCKS - (Cost - $50,904,745)		52,817,088

SHORT-TERM INVESTMENT - 0.4%
MONEY MARKET FUND - 0.4%
Invesco STIT-Treasury Portfolio Institutional Class - 2.15% +	188,710	188,710
(Cost - $188,710)

TOTAL INVESTMENTS - 100.1% (Cost - $51,093,455)		$53,005,798
LIABILITIES LESS OTHER ASSETS - (0.1)%		(54,047)
NET ASSETS - 100.0%		$52,951,751

REITS - Real Estate Investment Trust

*	Non Income producing security.

+	Variable rate security - interest rate is as of July 31, 2019.

Portfolio Composition * - (Unaudited)
Financial	41.0%	Technology	5.9%
Consumer, Non-cyclical	13.1%	Utilities	5.6%
Industrial	12.7%	Basic Materials	2.2%
Consumer, Cyclical	11.5%	Communications	0.7%
Energy	6.9%	Other	0.4%
		Total	100.0%

*	Based on total value of investments as of July 31, 2019.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 92.3%
ADVERTISING - 0.8%
Trade Desk, Inc. *	1,605	$422,613

APPAREL - 1.1%
Canada Goose Holdings, Inc. *	5,857	274,049
Farfetch Ltd. *	16,532	332,293
		606,342
BANKS - 2.4%
First Merchants Corp.	16,186	637,890
United Community Banks, Inc.	22,758	653,155
		1,291,045
BIOTECHNOLOGY - 4.6%
Biohaven Pharmaceutical Holding Co. Ltd. *	12,068	519,407
Emergent BioSolutions, Inc. *	10,333	456,099
Exact Sciences Corp. *	3,497	402,540
Guardant Health, Inc. *	4,220	396,638
REGENXBIO, Inc. *	7,752	344,266
Veracyte, Inc. *	12,025	341,149
		2,460,099
BUILDING MATERIALS - 1.2%
Trex Co., Inc. *	7,768	635,034

CHEMICALS - 1.1%
Rogers Corp. *	3,605	571,969

COMMERICAL SERVICES - 3.2%
Avalara, Inc. *	4,540	369,919
HealthEquity, Inc. *	5,235	429,165
K12, Inc. *	13,344	398,318
LiveRamp Holdings, Inc. *	10,388	547,344
		1,744,746
COMPUTERS - 8.4%
Cubic Corp.	10,705	708,671
Elastic NV *	5,834	576,574
Globant SA *	5,160	546,960
Mercury Systems, Inc. *	7,671	625,340
Rapid7, Inc. *	8,245	500,059
Vocera Communications, Inc. *	21,607	554,652
WNS Holdings Ltd. - ADR *	10,399	655,345
Zscaler, Inc. *	4,348	366,406
		4,534,007
DISTRIBUTION/WHOLESALE - 0.5%
SiteOne Landscape Supply, Inc. * ^	3,946	291,491

DIVERSIFIED FINANCIAL SERVICES - 4.4%
Evercore, Inc.	7,496	647,430
Houlihan Lokey, Inc.	15,982	735,172
LendingTree, Inc. *	1,360	438,654
Moelis & Co.	15,447	562,889
		2,384,145
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Littelfuse, Inc.	2,702	456,530

ELECTRONICS - 1.0%
Woodward, Inc.	4,976	557,511

ENGINEERING & CONSTRUCTION - 1.5%
Granite Construction, Inc.	7,653	271,681
Primoris Services Corp.	24,198	507,190
		778,871

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 92.3% (Continued)
ENTERTAINMENT - 0.9%
Red Rock Resorts, Inc.	23,093	$481,258

FOOD - 0.8%
Grocery Outlet Holding Corp. *	10,301	401,121

HEALTHCARE-PRODUCTS - 6.8%
Cerus Corp. *	61,082	357,330
Glaukos Corp. *	3,398	277,549
Inspire Medical Systems, Inc. *	4,006	270,926
Insulet Corp. *	3,985	489,916
iRhythm Technologies, Inc. *	3,250	270,205
Repligen Corp. *	7,001	660,824
Shockwave Medical, Inc. * ^	4,335	212,068
Tandem Diabetes Care, Inc. *	9,431	598,208
ViewRay, Inc. * ^	59,631	534,294
		3,671,320
HEALTHCARE-SERVICES - 3.4%
Addus HomeCare Corp. *	7,893	636,097
Catalent, Inc. *	11,066	625,118
LHC Group, Inc. *	4,394	556,193
		1,817,408
HOME BUILDERS - 3.6%
Century Communities, Inc. *	13,549	373,546
Installed Building Products, Inc. *	10,491	558,960
LGI Homes, Inc. * ^	6,110	429,472
Skyline Corp. *	19,800	564,300
		1,926,278
INTERNET - 8.1%
8x8, Inc. *	14,865	359,287
Chewy, Inc. *	14,778	495,950
Mimecast Ltd. *	11,933	568,011
Pinterest, Inc. *	19,098	553,651
Q2 Holdings, Inc. *	6,697	534,889
RealReal, Inc. *	16,786	412,096
Spotify Technology SA *	3,197	495,343
Wix.com Ltd. *	3,001	445,709
Zendesk, Inc. *	6,026	503,533
		4,368,469
LODGING - 1.0%
Boyd Gaming Corp.	21,405	567,018

MACHINERY-CONSTRUCTION/MINING - 0.5%
BWX Technologies, Inc.	5,006	269,873

MISCELLANEOUS MANUFACTURING - 1.5%
ESCO Technologies, Inc.	6,487	542,054
Raven Industries, Inc.	7,379	267,415
		809,469
OIL & GAS - 0.9%
Matador Resources Co. * ^	26,360	464,727

PHARMACEUTICALS - 1.5%
Coherus Biosciences, Inc. *	13,577	228,365
DexCom, Inc . *	1,740	272,954
Heron Therapeutics, Inc. *	18,555	323,599
		824,918
REAL ESTATE - 0.7%
Marcus & Millichap, Inc. *	11,679	387,743

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2019

Security	Shares		Value
COMMON STOCKS - 92.3% (Continued)
RETAIL - 6.7%
Casey’s General Stores, Inc.	3,971		$642,945
Floor & Décor Holdings, Inc. *	7,025		275,029
Freshpet, Inc. *	13,297		600,360
Hudson Ltd. *	36,843		470,854
National Vision Holdings, Inc. *	16,329		515,833
Ollie’s Bargain Outlet Holdings, Inc. *	6,819		577,501
Wingstop, Inc.	5,731		547,826
			3,630,348
SEMICONDUCTORS - 2.8%
Lattice Semiconductor Corp. *	34,153		660,519
Semtech Corp. *	7,383		390,339
Silicon Laboratories, Inc. *	4,263		478,351
			1,529,209
SOFTWARE - 16.0%
Alteryx, Inc. *	4,963		583,351
Appfolio, Inc. *	3,839		370,655
Appian Corp. * ^	13,893		545,856
Atlassian Corp. PLC *	4,288		600,835
Bandwidth, Inc. *	4,613		343,669
Coupa Software, Inc. *	3,904		529,812
Everbridge, Inc. *	5,347		546,998
Five9, Inc. *	9,857		486,640
LivePerson, Inc. *	11,233		372,823
Omnicell, Inc. *	5,911		444,566
Pluralsight, Inc. *	13,424		411,983
PROS Holdings, Inc. *	5,075		367,227
Sciplay Corp. *	28,154		293,646
ServiceNow, Inc. *	1,388		385,017
Smartsheet, Inc. *	9,508		474,544
Tabula Rasa HealthCare, Inc. * ^	12,485		752,471
Twilio, Inc. *	3,921		545,450
Yext, Inc. *	25,936		539,728
			8,595,271
TELECOMMUNICATIONS - 0.7%
Pagerduty, Inc. * ^	8,113		358,595

TOYS/GAMES/HOBBIES - 1.4%
Funko, Inc. * ^	29,172		729,592

TRANSPORTATION - 3.9%
Air Transport Services Group, Inc. *	25,254		588,671
Atlas Air Worldwide Holdings, Inc. *	11,780		537,757
CryoPort, Inc. * ^	18,256		373,700
Saia, Inc. *	8,158		622,455
			2,122,583

TOTAL COMMON STOCKS (Cost - $39,917,482)			49,689,603

		Interest Rate %
SHORT-TERM INVESTMENT - 5.6%
MONEY MARKET FUND - 5.6%
Fidelity Investments Money Market - Class I	2,993,759	2.19 +	2,993,759
TOTAL SHORT-TERM INVESTMENT (Cost - $2,993,759)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2019

Security	Shares	Interest Rate %	Value
COLLATERAL FOR SECURITIES LOANED - 7.7%
HSBC US Government Money Market Fund - Class Institutional #	642,758	2.29 +	$642,758
Morgan Stanley Institutional Liquidity Fund Prime Portfolio - Class Institutional # ~	3,517,350	2.36 +	3,519,812
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,160,108)			4,162,570

TOTAL INVESTMENTS - 105.6% (Cost - $47,071,349)			$56,845,932
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%			(3,019,051)
TOTAL NET ASSETS - 100.00%			$53,826,881

ADR - American Depositary Receipt.

PLC - Public Limited Company

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,073,478 at July 31, 2019.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2019.

~	Floating Nav

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2019

Security	Shares	Value
COMMON STOCKS - 95.7%
APPAREL - 1.9%
Makalot Industrial Co. Ltd. *	77,700	$453,662
Shenzhou International Group Holdings Ltd.	70,400	971,038
		1,424,700
AUTO PARTS & EQUIPMENT - 0.7%
Minth Group Ltd.	194,000	546,727

BANKS - 14.7%
Banco Bradesco SA - ADR	108,900	984,456
Banco Santander Chile - ADR	34,000	985,660
Bank Rakyat Indonesia Persero Tbk PT	2,843,400	901,011
Santander Bank Polska SA *	3,009	254,991
China Construction Bank Corp.	1,600,000	1,228,409
China Merchants Bank Co. Ltd.	213,000	1,055,215
Credicorp Ltd.	3,200	697,568
FirstRand Ltd.	148,650	643,675
Grupo Financiero Banorte SAB de CV	105,600	533,334
HDFC Bank Ltd. *	10,277	335,231
ICICI Bank Ltd.- ADR	64,900	792,429
Itau Unibanco Holding SA - ADR	50,000	457,500
Komercni banka as	8,378	325,464
Sberbank of Russia PJSC *	55,000	822,250
Standard Bank Group Ltd.	63,355	797,210
		10,814,403
BEVERAGES - 2.8%
Fomento Economico Mexicano SAB de CV - ADR ^	7,800	707,460
Varun Beverages Ltd.	142,761	1,320,656
		2,028,116
BUILDING MATERIALS - 0.9%
Anhui Conch Cement Co. Ltd.	108,500	626,525

CHEMICALS - 0.9%
LG Chem Ltd.	2,388	675,393

COMMERCIAL SERVICES - 2.4%
China Education Group Holdings Ltd.	709,000	1,101,036
New Oriental Education & Technology Group, Inc. - ADR *	6,000	625,860
		1,726,896
COMPUTERS - 1.1%
Venustech Group, Inc.	185,600	773,772

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Housing Development Finance Corp. Ltd.	82,797	2,545,528
KB Financial Group, Inc.	14,917	545,094
Tisco Financial Group PCL	148,400	487,348
		3,577,970
ENGINEERING & CONSTRUCTION - 1.0%
Mytilineos Holdings SA	59,033	721,641

ENTERTAINMENT - 0.4%
OPAP SA	27,017	305,840

FOOD - 1.7%
China Mengniu Dairy Co. Ltd.	301,000	1,214,587

INSURANCE - 10.8%
AIA Group Ltd.	243,600	2,493,513
China Life Insurance Co Ltd.	212,000	540,017
China Life Insurance Co Ltd. *	1,266,226	1,043,495
IRB Brasil Resseguros S/A	30,000	747,488
Odontoprev SA *	86,400	406,442
Ping An Insurance Group Co. of China Ltd.	157,500	1,856,325
Powszechny Zaklad Ubezpieczen SA	33,153	359,019
Samsung Life Insurance Co. Ltd.	6,858	440,251
		7,886,550
Security	Shares	Value
INTERNET- 11.9%
Alibaba Group Holding Ltd. - ADR *	21,600	$3,739,176
Naspers Ltd.	3,500	863,394
Tencent Holdings Ltd.	78,400	3,653,006
Yandex NV *	12,000	470,640
		8,726,216
IRON/STEEL 1.1%
Kumba Iron Ore Ltd.	11,000	366,358
POSCO	2,500	471,206
		837,564
LODGING - 4.6%
Lemon Tree Hotels Ltd.- 144A *	1,964,995	1,699,348
Minor International PCL	1,021,700	1,329,268
Wynn Macau Ltd.	161,600	362,615
		3,391,231
OIL & GAS - 6.8%
LUKOIL PJSC - ADR	13,000	1,070,160
Oil & Natural Gas Corp. Ltd.	552,260	1,111,180
PetroChina Co. Ltd. - ADR	7,700	408,639
PTT Exploration & Production PCL	217,300	950,051
Reliance Industries Ltd. *	64,663	1,090,068
Rosneft Oil Co. PJSC - ADR *	50,000	331,300
		4,961,398
REAL ESTATE - 3.1%
Ayala Corp.	40,780	765,461
China Overseas Land & Investment Ltd.	284,000	968,204
Pakuwon Jati Tbk PT	10,525,700	549,907
		2,283,572
RETAIL - 5.7%
Atacadao SA	141,000	861,904
Li Ning Co. Ltd.	990,000	2,440,828
Lojas Renner SA *	71,170	893,739
		4,196,471
SEMICONDUCTORS - 12.8%
MediaTek, Inc.	135,000	1,350,301
Samsung Electronics Co. Ltd. - ADR - 144A	511	493,626
Samsung Electronics Co. Ltd.	78,000	2,954,228
Samsung Electronics Co. Ltd.	17,399	538,096
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	48,800	2,080,344
Taiwan Semiconductor Manufacturing Co. Ltd. *	237,000	1,948,863
		9,365,458
SOFTWARE - 1.8%
CD Projekt SA	11,097	660,557
HCL Technologies Ltd. *	45,767	686,326
		1,346,883
TELECOMMUNICATIONS - 1.9%
Accton Technology Corp.	121,000	515,081
China Mobile Ltd.	100,000	850,465
		1,365,546
WATER - 1.8%
Guangdong Investment Ltd.	640,000	1,345,160

TOTAL COMMON STOCKS (Cost - $66,375,499)		70,142,619

CLOSED END FUND - 0.7%
Vietnam Enterprise Investments Limited	96,445	551,423
TOTAL CLOSED END FUND (Cost - $548,616)

WARRANT - 0.0%
Minor International PCL - NVDR - Warrant ++	51,085	9,136
TOTAL WARRANT (Cost - $0)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2019

Security	Shares	Value
SHORT- TERM INVESTMENT - 0.2%
MONEY MARKET - 0.2%
First American Government Obligations Fund 2.24% +	158,104	$158,104
(Cost - $158,104)

COLLATERAL FOR SECURITIES LOANED - 1.0%	718,146	718,146
Mount Vernon Prime Portfolio, 2.45% + # (Cost - $718,146)

TOTAL INVESTMENTS - 97.6% (Cost - $67,800,365)		71,579,428
OTHER ASSETS LESS LIABILITIES - 2.4%		1,749,270
NET ASSETS - 100.0%		73,328,698

ADR - American Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $700,385 at July 31, 2019.

+	Variable rate security. Interest rate is as of July 31, 2019.

++	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $9,136 or 0.0% of net assets.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $2,192,974 or 3.0% of net assets.

#	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

Portfolio Composition * - (Unaudited)
China	26.7%	Brazil	6.1%
India	13.4%	Thailand	3.9%
Taiwan	10.3%	Russia	3.8%
Hong Kong	9.4%	Other Countries **	17.8%
South Korea	8.6%	Total	100.0%

*	Based on total value of investments as of July 31, 2019.

**	Includes Collateral for Securities Loaned as of July 31, 2019.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2019

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,833,371	$—	$1,833,371
Bank Loans *	—	171,289,874	—	171,289,874
Bonds & Notes *	—	8,367,947	—	8,367,947
Common Stock *	153,934	24,199	—	178,133
Exchange Traded Funds	1,520,600	—	—	1,520,600
Rights		8,471	—	8,471
Warrants	—	217,032	—	217,032
U.S. Government	—	1,881,351	—	1,881,351
Short-Term Investment	10,126,951	—	—	10,126,951
Total Investments	$11,801,485	$183,622,245	$—	$195,423,730

Long/Short Credit

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$1,121,073	$—	$1,121,073
Bonds & Notes *	—	25,932,416	—	25,932,416
Common Stock *	17,100	—	—	17,100
U.S. Government	—	37,271,970	—	37,271,970
Short-Term Investment	7,893,122	—	—	7,893,122
Total Assets	$7,910,222	$64,325,459	$—	$72,235,681
Liabilities - Derivatives
Futures	$345,688	$—	$—	$345,688
Swap Contracts	—	244,705	—	244,705
Total Liability Derivatives	$345,688	$244,705	$—	$590,393

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$35,464,115	$—	$35,464,115
Foreign Government Bonds	—	794,475	—	794,475
Municipal	—	2,817,075	—	2,817,075
U.S. Government & Agency	—	8,490,873	—	8,490,873
Bank Loans	—	2,688,622	—	2,688,622
Short-Term Investments	1,580,141	—	—	1,580,141
Total Investments	$1,580,141	$50,255,160	$—	$51,835,301

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$236,672,410	$160,103	$—	$236,832,513
Exchange Traded Funds	5,256,249	—	—	5,256,249
Rights	—	4,380	—	4,380
Warrants	—	3,694	—	3,694
Purchased Put Options	129,375	—	—	129,375
Short-Term Investments	75,241,408	—	—	75,241,408
Total Investments	$317,299,442	$168,177	$—	$317,467,619

Liabilities
Securities Sold Short	$116,422,800	$—	$—	$116,422,800
Total Investments	$116,422,800	$—	$—	$116,422,800
Derivatives
Written Call Options	$109,995	$184,220	$—	$294,215
Total Derivatives	$109,995	$184,220	$—	$294,215

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2019

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,283,635	$—	$—	$12,283,635
Short-Term Investments	4,155,613	24,931,431	—	29,087,044
Total Assets	$16,439,248	$24,931,431	$—	$41,370,679
Assets-Derivatives
Futures	125,872	—	—	125,872
Purchased Future Options	1,071,065	—	—	1,071,065
Total Asset Derivatives	$1,196,937	$—	$—	$1,196,937
Liability-Derivatives
Futures	$311,863	—	—	$311,863
Written Future Options	42,813	—	—	42,813
Total Liability Derivatives	$354,676	$—	$—	$354,676

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$104,125,160	$—	$104,125,160
Short-Term Investment	7,179,879	—	—	7,179,879
Collateral for Securities Loaned	2,415,087	—	—	2,415,087
Total Investments	$9,594,966	$104,125,160	$—	$113,720,126

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$12,442,791	$—	$12,442,791
Foreign Government Bonds	—	25,347,981	—	25,347,981
Whole Loan Collateral	—	364,769	—	364,769
Short-Term Investments	471,069	—	—	471,069
Total Assets	$471,069	$38,155,541	$—	$38,626,610
Assets-Derivatives
Futures	$113,576	$—	$—	$113,576
Forward Currency Contracts	—	172,033	—	172,033
Total Asset Derivatives	$113,576	$172,033	$—	$285,609
Liabilities-Derivatives
Futures	$102,786	$—	$—	$102,786
Forward Currency Contracts	—	192,281	—	192,281
Total Liability Derivatives	$102,786	$192,281	$—	$295,067

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$82,507,147	$—	$—	$82,507,147
Short-Term Investments	1,924,208	—	—	1,924,208
Total Investments	$84,431,355	$—	$—	$84,431,355

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$107,724,313	$—	$—	$107,724,313
Short-Term Investment	3,841,838	—	—	3,841,838
Total Investments	$111,566,151	$—	$—	$111,566,151

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$30,892,964	$92,217,268	$—	$123,110,232
Exchange Traded Fund	676,760	—	—	676,760
Warrant	5,033	—	—	5,033
Preferred Stocks *	542,257	—	—	542,257
Short-Term Investments	251,543	—	—	251,543
Collateral for Securities Loaned	5,431,573	—	—	5,431,573
Total Investments	$37,800,130	$92,217,268	$—	$130,017,398

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
REITS *	$56,812,636	$—	$—	$56,812,636
Short-Term Investment	2,072,475	—	—	2,072,475
Total Investments	$58,885,111	$—	$—	$58,885,111

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2019

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$52,817,088	$—	$—	$52,817,088
Short-Term Investments	188,710	—	—	188,710
Total Investments	$53,005,798	$—	$—	$53,005,798

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$49,689,603	$—	$—	$49,689,603
Short-Term Investment	2,993,759	—	—	2,993,759
Collateral for Securities Loaned	4,162,570	—	—	4,162,570
Total Investments	$56,845,932	$—	$—	$56,845,932

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$18,597,324	$51,545,295	$—	$70,142,619
Closed End Fund	—	551,423	—	551,423
Warrant	9,136	—	—	9,136
Short-Term Investments	158,104	—	—	158,104
Collateral for Securities Loaned	718,146	—	—	718,146
Total Investments	$19,482,710	$52,096,718	$—	$71,579,428

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation, excluding futures, at July 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Floating Rate Bond	$198,848,745	$718,135	$(4,143,150)	$(3,425,015)
Long/Short Credit	70,813,197	1,688,842	(266,358)	1,422,484
Corporate/Government Bond	50,210,200	1,736,982	(111,881)	1,625,101
Monthly Distribution	206,663,471	13,034,947	(18,947,814)	(5,912,867)
Dynamic Macro	40,093,478	2,814,832	(695,370)	2,119,462
High-Yield Bond	112,866,264	3,169,045	(2,315,183)	853,862
International Opportunity Bond	37,633,368	1,511,636	(527,852)	983,784
Large Cap Value	67,835,341	18,480,824	(1,884,810)	16,596,014
Focused Large Cap Growth	63,035,771	48,980,097	(449,717)	48,530,380
International Stock	122,585,192	13,066,865	(5,634,659)	7,432,206
Real Estate Stock	50,388,015	9,796,707	(1,299,611)	8,497,096
Small Cap Value	51,102,360	4,285,486	(2,382,048)	1,903,438
Small Cap Growth	47,681,772	10,982,331	(1,818,171)	9,164,160
Emerging Markets Stock	67,800,365	6,339,639	(2,560,576)	3,779,063

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.

Options – Monthly Distribution and Dynamic Macro are subject to stock market risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2019

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – Dynamic Macro, International Opportunity Bond and Long/Short Credit are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Swap Agreements – Each of the Funds may enter into interest rate, index, total return, and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds (Continued)
July 31, 2019

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2019 categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Long/Short Credit	Futures	Interest Rate	(345,688)
	Swap	Equity	(15,095)
	Swap	Interest Rate	(229,610)
Monthly Distribution	Purchased Option	Equity	62,605
	Written Options	Equity	88,653
Dynamic Macro	Purchased Option	Equity	(34,800)
	Purchased Option	Interest Rate	203,094
	Futures	Eguity	32,840
	Futures	Interest Rate	(218,831)
	Written Options	Equity	10,819
International Opportunity Bond	Futures	Interest Rate	10,790
	Forward Currency Contracts	Currency	(20,248)

The notional value of the derivative instruments outstanding as of July 31, 2019 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.